As filed with the Securities and Exchange Commission on May 26, 2011

Securities Act File No. 333-132380

Investment Company Act File No. 811-21864

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 48	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 50	☒

(Check appropriate box or boxes.)

WISDOMTREE TRUST

(Exact Name of Registrant as Specified in Charter)

380 Madison Avenue

21st Floor

New York, NY 10017

(Address of Principal Executive Offices) (Zip Code)

(Registrant’s Telephone Number, including Area Code): 1-866-909-9473

JONATHAN STEINBERG

WISDOMTREE TRUST

380 Madison Avenue

21st Floor

New York, NY 10017

(Name and Address of Agent for Service)

Counsel for the Trust:	Richard Morris, Esq.
Morgan, Lewis & Bockius, LLP	WisdomTree Asset Management, Inc.
1111 Pennsylvania Avenue, NW	380 Madison Avenue, 21st Floor
Washington, DC 20004	New York, NY 10017
Attention: W. John McGuire, Esq.

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485
☐	On (date) pursuant to paragraph (b)(1)(iii) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☒	On July 29, 2011 pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS

July 29, 2011

Global Equity ETFs

WisdomTree Trust

WisdomTree Global ex-US Equity ETFs

WisdomTree Asia-Pacific ex-Japan Fund (AXJL) (formerly, WisdomTree Pacific ex-Japan Total Dividend Fund (DND))

WisdomTree Australia Dividend Fund (AUSE) (formerly, WisdomTree Pacific ex-Japan Equity Income Fund (DNH))

WisdomTree Commodity Country Equity Fund (CCXE) (formerly, WisdomTree International Basic Materials Sector Fund (DBN))

WisdomTree Global ex-US Utility Fund (DBU) (formerly, WisdomTree International Utilities Sector Fund (DBU))

WisdomTree Global ex-US Real Estate Fund (DRW) (formerly, WisdomTree International Real Estate Fund (DRW))

WisdomTree Global Equity ETFs

WisdomTree Global Natural Resources Fund (GNAT) (formerly, WisdomTree International Energy Sector Fund (DKA))

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY JURISDICTION WHERE THE OFFER OR SALE IS NOT PERMITTED.

THE SECURITIES AND EXCHANGE COMMISSION (“SEC”) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

WisdomTree Trust

INVESTMENT PRODUCTS: ■ ARE NOT FDIC INSURED ■ MAY LOSE VALUE ■ ARE NOT BANK GUARANTEED

WisdomTree Trust Prospectus	1

WisdomTree Asia Pacific ex-Japan Fund

(Formerly, WisdomTree Pacific ex-Japan Total Dividend Fund)

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Asia Pacific ex-Japan Index.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.48%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.48%

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$49	$154	$269	$604

Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was         % of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the WisdomTree Asia Pacific ex-Japan Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The WisdomTree Asia Pacific ex-Japan Index measures the performance of dividend-paying companies incorporated in the Asia Pacific region (excluding Japan). The Index includes companies incorporated in one of the following countries: Australia, China, Hong Kong, India, Indonesia, Malaysia, New Zealand, Philippines, Singapore, South Korea, Taiwan, and Thailand. The Index consists of the 300 qualifying companies with the highest market capitalizations. Companies are weighted in the Index based on annual cash dividends paid. Exposure to any single country is capped at 25%.

Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. WisdomTree Asset Management expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.

2	WisdomTree Trust Prospectus

To the extent the Fund’s Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or its ability to meet its objectives. For more information about the risks of investing in the Fund, see the section herein titled “Additional Investment Objective, Strategy and Risk Information.”

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time.

■

Market Risk. The trading price of fixed income securities, equity securities, commodities and other instruments fluctuates in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price, like security and commodity prices generally, will fluctuate within a wide range in response to these and other factors. Events in 2008 and 2009 resulted in a prolonged and significant market downturn and a high degree of market volatility. Possible continuing market turbulence may have an adverse effect on Fund performance. As a result, an investor could lose money over short or even long periods.

■

Shares of the Funds May Trade at Prices Other Than NAV. As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of each Fund will approximate the respective Fund’s NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more (or less) than NAV when you buy shares of a Fund in the secondary market, and you may receive more (or less) than NAV when you sell those shares in the secondary market.

■

Capital Controls Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events and other conditions may, without prior warning, lead to government intervention and the imposition of “capital controls.” Capital controls include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Levies may be placed on profits repatriated by foreign entities (such as the Fund). Capital controls may impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, may adversely affect the trading market and price for shares of the Fund, and may cause the Fund to decline in value.

■

Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments. For example, developing and emerging markets may be subject to (i) greater market volatility, (ii) lower trading volume and liquidity, (iii) greater social, political and economic uncertainty, (iv) governmental controls on foreign investments and limitations on repatriation of invested capital, (v) lower disclosure, corporate governance, auditing and financial reporting standards, (vi) fewer protections of property rights, (vii) restrictions on the transfer of securities or currency, and (viii) settlement and trading practices that differ from those of U.S. markets. Each of these factors may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.

■

Financial Sector Risk. The Fund currently invests a relatively large percentage of its assets in securities of companies in the financial sector and therefore the performance of the Fund will be impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaulted, price competition, and the availability and cost of capital.

■

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers. Investments in non-U.S. securities may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. With respect to certain countries, there is the possibility of government intervention and expropriation or nationalization of assets. Because legal systems differ, there is also the possibility that it will be difficult to obtain or enforce legal judgments in certain countries. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares. Conversely, Fund shares may trade on days when foreign exchanges are closed. Each of these factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

WisdomTree Trust Prospectus	3

■

Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries. Pacific Basin economies are characterized by heavy reliance on international trade. Currency devaluations or restrictions, political and social instability, and changing economic conditions have resulted in significant market volatility.

■

Investment in Australia. The Fund has invested a relatively large percentage of its assets in companies organized in Australia. The Australian economy is dependent on the economies of Asian countries and on the price and demand for agricultural products and natural resources.

■

Investment in the Asia Pacific Region. To the extent that the Fund’s investments are concentrated in the Asia Pacific Region, the Fund will be susceptible to loss due to adverse market, political, regulatory, and other events, such as natural disasters, affecting that region. While certain economies in this region are exemplars of growth and development, others have been and continue to be subject, to some extent, to over-extension of credit, currency devaluations and restrictions, high unemployment, high inflation, decreased exports, and economic recessions. Each of these factors may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.

■

Large-Capitalization Investing. The Fund invests a relatively large percentage of its assets in securities of large-capitalization companies. The securities of large-capitalization companies may underperform other equity market segments or the equity market as a whole.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. The table also shows how the Fund’s performance compares to the WisdomTree Pacific ex-Japan Dividend Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund’s name and objective changed effective June 17, 2011. Fund performance prior to June 17, 2011 reflects the investment objective and style of the Fund when it was the WisdomTree Pacific ex-Japan Total Dividend Fund, and tracked the performance of the WisdomTree Pacific ex-Japan Dividend Index.

The Fund’s year-to-date total return as of June 30, 2011 was     %.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return		Quarter/Year
Highest Return		%	/
Lowest Return		%	/

4	WisdomTree Trust Prospectus

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2010

WisdomTree Asia Pacific ex-Japan Fund	1 Year		Since Inception (6/16/2006)
Return Before Taxes Based on NAV		%		%
Return After Taxes on Distributions		%		%
Return After Taxes on Distributions and Sale of Fund Shares		%		%
[Third Party Index] (reflects no deduction for fees, expenses or taxes)		%		%
WisdomTree Asia Pacific ex-Japan Index (reflects no deduction for fees, expenses or taxes)		%		%
MSCI Pacific ex-Japan Index (reflects no deduction for fees, expenses or taxes)		%		%
WisdomTree Pacific ex-Japan Dividend Index (reflects no deduction for fees, expenses or taxes)		%		%

Portfolio Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. serves as investment adviser to the Fund. Mellon Capital Management Corporation (“Mellon Capital”) serves as sub-adviser to the Fund.

Portfolio Managers

Karen Q. Wong, CFA, is a Managing Director, Equity Index Strategies, West Coast. Ms. Wong has been with Mellon Capital since June, 2000 and a portfolio manager of the Fund since February, 2008.

Richard A. Brown, CFA, is a Director, Equity Portfolio Management. Mr. Brown has been with Mellon Capital since August, 1995 and a portfolio manager of the Fund since February, 2008.

Thomas J. Durante, CFA, is a Director, Senior Portfolio Manager, Equity. Mr. Durante has been with Mellon Capital since January, 2000 and a portfolio manager of the Fund since February, 2008.

For important information about the purchase and sale of Fund shares and tax information, please turn to “Additional Summary Information” on page 26.

WisdomTree Trust Prospectus	5

WisdomTree Australia Dividend Fund

(Formerly, WisdomTree Pacific ex-Japan Equity Income Fund)

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Australia Dividend Index.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.58%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.58%

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$59	$186	$324	$726

Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was         % of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the WisdomTree Australia Dividend Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The WisdomTree Australia Dividend Index measures the performance of dividend-paying companies organized and listed for trading in Australia. The Index is comprised of the 10 largest qualifying companies from each sector ranked by market capitalization. Companies are weighted in the Index based on their dividend yields. Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. WisdomTree Asset Management expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.

To the extent the Fund’s Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

6	WisdomTree Trust Prospectus

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or its ability to meet its objectives. For more information about the risks of investing in the Fund, see the section herein titled “Additional Investment Objective, Strategy and Risk Information.”

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time.

■

Market Risk. The trading price of fixed income securities, equity securities, commodities and other instruments fluctuates in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price, like security and commodity prices generally, will fluctuate within a wide range in response to these and other factors. Events in 2008 and 2009 resulted in a prolonged and significant market downturn and a high degree of market volatility. Possible continuing market turbulence may have an adverse effect on Fund performance. As a result, an investor could lose money over short or even long periods.

■

Shares of the Funds May Trade at Prices Other Than NAV. As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of each Fund will approximate the respective Fund’s NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more (or less) than NAV when you buy shares of a Fund in the secondary market, and you may receive more (or less) than NAV when you sell those shares in the secondary market.

■

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers. Investments in non-U.S. securities may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. With respect to certain countries, there is the possibility of government intervention and expropriation or nationalization of assets. Because legal systems differ, there is also the possibility that it will be difficult to obtain or enforce legal judgments in certain countries. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares. Conversely, Fund shares may trade on days when foreign exchanges are closed. Each of these factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

■

Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries. Pacific Basin economies are characterized by heavy reliance on international trade. Currency devaluations or restrictions, political and social instability, and changing economic conditions have resulted in significant market volatility.

■

Investment in Australia. The Fund invests substantially all of its assets in Australian equity securities. The Australian economy is heavily dependent on the demand for commodities and natural resources and declines in the demand for such products may have an adverse impact on the Fund’s returns. The Fund is susceptible to loss due to adverse market, political, regulatory, and other events affecting Australia. These events may in turn adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.

■

Mid- and Large-Capitalization Investing. The Fund currently invests a relatively large percentage of its assets in the securities of mid- and large-capitalization companies. The securities of mid-capitalization companies may be subject to more unpredictable price changes than securities of larger companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

WisdomTree Trust Prospectus	7

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. The table also shows how the Fund’s performance compares to the WisdomTree Pacific ex-Japan Equity Income Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund’s name and objective changed effective June 17, 2011. Fund performance prior to June 17, 2011 reflects the investment objective and style of the Fund when it was the WisdomTree Pacific ex-Japan Equity Income Fund, and tracked the performance of the WisdomTree Pacific ex-Japan Equity Income Index.

The Fund’s year-to-date total return as of June 30, 2011 was     %.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return		Quarter/Year
Highest Return		%	/
Lowest Return		%	/

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2010

WisdomTree Australia Dividend Fund	1 Year		Since Inception (6/16/2006)
Return Before Taxes Based on NAV		%		%
Return After Taxes on Distributions		%		%
Return After Taxes on Distributions and Sale of Fund Shares		%		%
[Third Party Index] (reflects no deduction for fees, expenses or taxes)		%		%
WisdomTree Australia Dividend Index (reflects no deduction for fees, expenses or taxes)		%		%
MSCI Pacific ex-Japan Value Index (reflects no deduction for fees, expenses or taxes)		%		%
WisdomTree Pacific ex-Japan Equity Income Index (reflects no deduction for fees, expenses or taxes)		%		%

8	WisdomTree Trust Prospectus

Portfolio Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. serves as investment adviser to the Fund. Mellon Capital Management Corporation (“Mellon Capital”) serves as sub-adviser to the Fund.

Portfolio Managers

Karen Q. Wong, CFA, is a Managing Director, Equity Index Strategies, West Coast. Ms. Wong has been with Mellon Capital since June, 2000 and a portfolio manager of the Fund since February, 2008.

Richard A. Brown, CFA, is a Director, Equity Portfolio Management. Mr. Brown has been with Mellon Capital since August, 1995 and a portfolio manager of the Fund since February, 2008.

Thomas J. Durante, CFA, is a Director, Senior Portfolio Manager, Equity. Mr. Durante has been with Mellon Capital since January, 2000 and a portfolio manager of the Fund since February, 2008.

For important information about the purchase and sale of Fund shares and tax information, please turn to “Additional Summary Information” on page 26.

WisdomTree Trust Prospectus	9

WisdomTree Commodity Country Equity Fund

(Formerly, WisdomTree International Basic Materials Sector Fund)

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Commodity Country Equity Index.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.58%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.58%

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$59	$186	$324	$726

Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was         % of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the WisdomTree Commodity Country Equity Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The WisdomTree Commodity Country Equity Index measures the performance of dividend-paying companies from “commodity countries.” For these purposes, a “commodity country” is a country whose economic success is commonly identified with the production and export of commodities (such as precious metals, oil, agricultural products or other raw materials). As the demand for, or price of, such commodities increases, money tends to flow into the country. This generally lifts the country’s economic prospects and stock market returns. Conversely, declines in the demand for, or price of, such commodities can have a negative impact on a country’s economy and stock price returns. The Index is comprised of dividend-paying companies (ranked by market capitalization) from each of the following commodity countries: Australia, Brazil, Canada, Chile, New Zealand, Norway, Russia and South Africa. Each country has an allocation of approximately 12.5% within the Index. Up to 20 qualifying companies may be included in each country allocation. Companies are weighted

10	WisdomTree Trust Prospectus

within each country allocation based on annual cash dividends paid. Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. WisdomTree Asset Management expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.

To the extent the Fund’s Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or its ability to meet its objectives. For more information about the risks of investing in the Fund, see the section herein titled “Additional Investment Objective, Strategy and Risk Information.”

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time.

■

Market Risk. The trading price of fixed income securities, equity securities, commodities and other instruments fluctuates in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price, like security and commodity prices generally, will fluctuate within a wide range in response to these and other factors. Events in 2008 and 2009 resulted in a prolonged and significant market downturn and a high degree of market volatility. Possible continuing market turbulence may have an adverse effect on Fund performance. As a result, an investor could lose money over short or even long periods.

■

Shares of the Funds May Trade at Prices Other Than NAV. As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of each Fund will approximate the respective Fund’s NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more (or less) than NAV when you buy shares of a Fund in the secondary market, and you may receive more (or less) than NAV when you sell those shares in the secondary market.

■

Capital Controls Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events and other conditions may, without prior warning, lead to government intervention and the imposition of “capital controls.” Capital controls include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Levies may be placed on profits repatriated by foreign entities (such as the Fund). Capital controls may impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, may adversely affect the trading market and price for shares of the Fund, and may cause the Fund to decline in value.

■

Commodity Country Risk. The Fund invests a significant portion of its assets in investments designed to provide exposure to equity securities of selected commodity-producing countries. As the demand for, or price of, such commodities increases, money tends to flow into the country. This generally lifts the country’s economic prospects and supports the value of such equity securities. Conversely, declines in the demand for, or price of, such commodities historically have contributed to declines in the economies of such countries and the value of such securities. Such declines may occur quickly and without warning and may negatively impact the value of the Fund and your investment.

■

Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments. For example, developing and emerging markets may be subject to (i) greater market volatility, (ii) lower trading volume and liquidity, (iii) greater social, political and economic uncertainty, (iv) governmental controls on foreign investments and limitations on repatriation of invested capital, (v) lower disclosure, corporate governance, auditing and financial reporting standards, (vi) fewer protections of property rights, (vii) restrictions on the transfer of securities or currency, and (viii) settlement and trading practices that differ from those of U.S. markets. Each of these factors may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.

■

Energy Investing. The Fund invests substantially all of its assets in one sector of the market and as such is particularly sensitive to risks to the Global Natural Resources sector. These risks include but are not limited to: economic growth, worldwide demand, political instability in the Middle East, and volatile oil prices.

■

Financial Sector Risk. The Fund currently invests a relatively large percentage of its assets in securities of companies in the financial sector and therefore the performance of the Fund will be impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaulted, price competition, and the availability and cost of capital.

WisdomTree Trust Prospectus	11

■

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers. Investments in non-U.S. securities may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. With respect to certain countries, there is the possibility of government intervention and expropriation or nationalization of assets. Because legal systems differ, there is also the possibility that it will be difficult to obtain or enforce legal judgments in certain countries. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares. Conversely, Fund shares may trade on days when foreign exchanges are closed. Each of these factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

■

Geographic Concentration Risk. To the extent the Fund invests a significant portion of its assets in the securities of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on the Fund’s performance. The Fund currently invests a relatively large percentage of its assets in companies organized in the Australia, Germany, Japan and the United Kingdom.

■

Mid- and Large-Capitalization Investing. The Fund currently invests a relatively large percentage of its assets in the securities of mid- and large-capitalization companies. The securities of mid-capitalization companies may be subject to more unpredictable price changes than securities of larger companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. The table also shows how the Fund’s performance compares to the WisdomTree International Basic Materials Sector Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund’s name and objective changed effective June 17, 2011. Fund performance prior to June 17, 2011 reflects the investment objective and style of the Fund when it was the WisdomTree International Basic Materials Sector Fund, and tracked the performance of the WisdomTree International Basic Materials Sector Index.

The Fund’s year-to-date total return as of June 30, 2011 was     %.

12	WisdomTree Trust Prospectus

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return		Quarter/Year
Highest Return		%	/
Lowest Return		%	/

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2010

WisdomTree Commodity Country Equity Fund	1 Year		Since Inception (10/13/2006)
Return Before Taxes Based on NAV		%		%
Return After Taxes on Distributions		%		%
Return After Taxes on Distributions and Sale of Fund Shares		%		%
[Third Party Index] (reflects no deduction for fees, expenses or taxes)		%		%
WisdomTree Commodity Country Equity Index (reflects no deduction for fees, expenses or taxes)		%		%
S&P Developed ex-U.S. BMI Materials Sector Index (reflects no deduction for fees, expenses or taxes)*		%		%
WisdomTree International Basic Materials Sector Index (reflects no deduction for fees, expenses or taxes)		%		%
*	The inception date of the S&P Developed ex-U.S. BMI Materials Sector Index is 4/1/08. Accordingly, “Since Inception” data for this index is as of 4/1/08 rather than the inception date of the Fund.

Portfolio Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. serves as investment adviser to the Fund. Mellon Capital Management Corporation (“Mellon Capital”) serves as sub-adviser to the Fund.

Portfolio Managers

Karen Q. Wong, CFA, is a Managing Director, Equity Index Strategies, West Coast. Ms. Wong has been with Mellon Capital since June, 2000 and a portfolio manager of the Fund since February, 2008.

Richard A. Brown, CFA, is a Director, Equity Portfolio Management. Mr. Brown has been with Mellon Capital since August, 1995 and a portfolio manager of the Fund since February, 2008.

Thomas J. Durante, CFA, is a Director, Senior Portfolio Manager, Equity. Mr. Durante has been with Mellon Capital since January, 2000 and a portfolio manager of the Fund since February, 2008.

For important information about the purchase and sale of Fund shares and tax information, please turn to “Additional Summary Information” on page 26.

WisdomTree Trust Prospectus	13

WisdomTree Global Natural Resources Fund

(Formerly, WisdomTree International Energy Sector Fund)

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global Natural Resources Index.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.58%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.58%

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$59	$186	$324	$726

Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was     % of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the WisdomTree Global Natural Resources Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The WisdomTree Global Natural Resources Index measures the performance of dividend-paying companies in the Global Natural Resources sector. These companies include energy companies (such as oil and gas companies) and basic materials companies (such as metal and mining companies). The Index is comprised of the 100 largest qualifying companies ranked by market capitalization. Companies are weighted in the Index based on their dividend yields.

Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. WisdomTree Asset Management expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.

To the extent the Fund’s Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

14	WisdomTree Trust Prospectus

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or its ability to meet its objectives. For more information about the risks of investing in the Fund, see the section herein titled “Additional Investment Objective, Strategy and Risk Information.”

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time.

■

Market Risk. The trading price of fixed income securities, equity securities, commodities and other instruments fluctuates in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price, like security and commodity prices generally, will fluctuate within a wide range in response to these and other factors. Events in 2008 and 2009 resulted in a prolonged and significant market downturn and a high degree of market volatility. Possible continuing market turbulence may have an adverse effect on Fund performance. As a result, an investor could lose money over short or even long periods.

■

Shares of the Funds May Trade at Prices Other Than NAV. As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of each Fund will approximate the respective Fund’s NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more (or less) than NAV when you buy shares of a Fund in the secondary market, and you may receive more (or less) than NAV when you sell those shares in the secondary market.

■

Basic Materials Investing. The Fund invests a relatively large portion of its assets in one sector of the market and as such is particularly sensitive to risks to the International Basic Materials sector. These risks include but are not limited to: commodity price volatility, sluggish demand for basic materials, world economic growth, product liability for environmental damage, depletion of natural resources, technological progress, and government regulations.

■

Capital Controls Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events and other conditions may, without prior warning, lead to government intervention and the imposition of “capital controls.” Capital controls include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Levies may be placed on profits repatriated by foreign entities (such as the Fund). Capital controls may impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, may adversely affect the trading market and price for shares of the Fund, and may cause the Fund to decline in value.

■

Energy Investing. The Fund invests substantially all of its assets in one sector of the market and as such is particularly sensitive to risks to the Global Natural Resources sector. These risks include but are not limited to: economic growth, worldwide demand, political instability in the Middle East, and volatile oil prices.

■

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers. Investments in non-U.S. securities may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. With respect to certain countries, there is the possibility of government intervention and expropriation or nationalization of assets. Because legal systems differ, there is also the possibility that it will be difficult to obtain or enforce legal judgments in certain countries. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares. Conversely, Fund shares may trade on days when foreign exchanges are closed. Each of these factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

■

Global Natural Resources Investing. The Fund invests a significant portion of its assets in equity securities of companies in the Global Natural Resources sector. As the demand for, or price of, natural resources increases, the value of the Fund’s equity investments generally would be expected to also increase. Conversely, declines in the demand for, or price of, natural resources generally would be expected to contribute to declines in the value of such equity securities. Such declines may occur quickly and without warning and may negatively impact the value of the Fund and your investment.

■

Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments. For example, developing and emerging

WisdomTree Trust Prospectus	15

markets may be subject to (i) greater market volatility, (ii) lower trading volume and liquidity, (iii) greater social, political and economic uncertainty, (iv) governmental controls on foreign investments and limitations on repatriation of invested capital, (v) lower disclosure, corporate governance, auditing and financial reporting standards, (vi) fewer protections of property rights, (vii) restrictions on the transfer of securities or currency, and (viii) settlement and trading practices that differ from those of U.S. markets. Each of these factors may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.

■

Geographic Concentration Risk. To the extent the Fund invests a significant portion of its assets in the securities of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on the Fund’s performance.

■

Large-Capitalization Investing. The Fund invests a relatively large percentage of its assets in securities of large-capitalization companies. The securities of large-capitalization companies may underperform other equity market segments or the equity market as a whole.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. The table also shows how the Fund’s performance compares to the WisdomTree International Energy Sector Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund’s name and objective changed effective June 17, 2011. Fund performance prior to June 17, 2011 reflects the investment objective and style of the Fund when it was the WisdomTree International Energy Sector Fund, and tracked the performance of the WisdomTree International Energy Sector Index.

The Fund’s year-to-date total return as of June 30, 2011 was     %.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return		Quarter/Year
Highest Return		%	/
Lowest Return		%	/

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements,

16	WisdomTree Trust Prospectus

such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2010

WisdomTree Global Natural Resources Fund	1 Year		Since Inception (10/13/2006)
Return Before Taxes Based on NAV		%		%
Return After Taxes on Distributions		%		%
Return After Taxes on Distributions and Sale of Fund Shares		%		%
[Third Party Index] (reflects no deduction for fees, expenses or taxes)		%		%
WisdomTree Global Natural Resources Index (reflects no deduction for fees, expenses or taxes)		%		%
S&P Developed ex-U.S. BMI Energy Sector Index (reflects no deduction for fees, expenses or taxes)*		%		%
WisdomTree International Energy Sector Index (reflects no deduction for fees, expenses or taxes)		%		%
*	The inception date of the S&P Developed ex-U.S. BMI Energy Sector Index is 4/1/08. Accordingly, “Since Inception” data for this index is as of 4/1/08 rather than the inception date of the Fund.

Portfolio Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. serves as investment adviser to the Fund. Mellon Capital Management Corporation (“Mellon Capital”) serves as sub-adviser to the Fund.

Portfolio Managers

Karen Q. Wong, CFA, is a Managing Director, Equity Index Strategies, West Coast. Ms. Wong has been with Mellon Capital since June, 2000 and a portfolio manager of the Fund since February, 2008.

Richard A. Brown, CFA, is a Director, Equity Portfolio Management. Mr. Brown has been with Mellon Capital since August, 1995 and a portfolio manager of the Fund since February, 2008.

Thomas J. Durante, CFA, is a Director, Senior Portfolio Manager, Equity. Mr. Durante has been with Mellon Capital since January, 2000 and a portfolio manager of the Fund since February, 2008.

For important information about the purchase and sale of Fund shares and tax information, please turn to “Additional Summary Information” on page 26.

WisdomTree Trust Prospectus	17

WisdomTree Global ex-U.S. Utilities Fund

(Formerly, WisdomTree International Utilities Sector Fund)

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global ex-U.S. Utilities Index.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.58%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.58%

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$59	$186	$324	$726

Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was         % of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the WisdomTree Global ex-U.S. Utilities Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The WisdomTree Global ex-U.S. Utilities Index measures the performance of utilities companies from developed and emerging markets outside of the United States that are classified as being part of the “Global Utilities” sector. The Index is comprised of the 100 largest qualifying utilities companies ranked by market capitalization. Companies are weighted in the Index based on their dividend yields. Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. WisdomTree Asset Management expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.

To the extent the Fund’s Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

18	WisdomTree Trust Prospectus

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or its ability to meet its objectives. For more information about the risks of investing in the Fund, see the section herein titled “Additional Investment Objective, Strategy and Risk Information.”

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time.

■

Market Risk. The trading price of fixed income securities, equity securities, commodities and other instruments fluctuates in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price, like security and commodity prices generally, will fluctuate within a wide range in response to these and other factors. Events in 2008 and 2009 resulted in a prolonged and significant market downturn and a high degree of market volatility. Possible continuing market turbulence may have an adverse effect on Fund performance. As a result, an investor could lose money over short or even long periods.

■

Shares of the Funds May Trade at Prices Other Than NAV. As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of each Fund will approximate the respective Fund’s NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more (or less) than NAV when you buy shares of a Fund in the secondary market, and you may receive more (or less) than NAV when you sell those shares in the secondary market.

■

Capital Controls Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events and other conditions may, without prior warning, lead to government intervention and the imposition of “capital controls.” Capital controls include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Levies may be placed on profits repatriated by foreign entities (such as the Fund). Capital controls may impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, may adversely affect the trading market and price for shares of the Fund, and may cause the Fund to decline in value.

■

Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments. For example, developing and emerging markets may be subject to (i) greater market volatility, (ii) lower trading volume and liquidity, (iii) greater social, political and economic uncertainty, (iv) governmental controls on foreign investments and limitations on repatriation of invested capital, (v) lower disclosure, corporate governance, auditing and financial reporting standards, (vi) fewer protections of property rights, (vii) restrictions on the transfer of securities or currency, and (viii) settlement and trading practices that differ from those of U.S. markets. Each of these factors may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.

■

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers. Investments in non-U.S. securities may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. With respect to certain countries, there is the possibility of government intervention and expropriation or nationalization of assets. Because legal systems differ, there is also the possibility that it will be difficult to obtain or enforce legal judgments in certain countries. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares. Conversely, Fund shares may trade on days when foreign exchanges are closed. Each of these factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

■

Geographic Concentration Risk. To the extent the Fund invests a significant portion of its assets in the securities of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on the Fund’s performance. The Fund currently invests a relatively large percentage of its assets in companies organized in France, Italy and the United Kingdom.

WisdomTree Trust Prospectus	19

■

Large-Capitalization Investing. The Fund invests a relatively large percentage of its assets in securities of large-capitalization companies. The securities of large-capitalization companies may underperform other equity market segments or the equity market as a whole.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

■

Utilities Investing. The Fund invests substantially all of its assets in one sector of the market and as such is particularly sensitive to risks to the Global Utilities sector. These risks include but are not limited to: changing commodity prices, government regulation stipulating rates charged by utilities, interest rate sensitivity, and the cost of providing the specific utility service.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. The table also shows how the Fund’s performance compares to the WisdomTree International Utilities Sector Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund’s name and objective changed effective June 17, 2011. Fund performance prior to June 17, 2011 reflects the investment objective and style of the Fund when it was the WisdomTree International Utilities Sector Fund, and tracked the performance of the WisdomTree International Utilities Sector Index.

The Fund’s year-to-date total return as of June 30, 2011 was     %.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return		Quarter/Year
Highest Return		%	/
Lowest Return		%	/

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

20	WisdomTree Trust Prospectus

Average Annual Total Returns for the periods ending December 31, 2010

WisdomTree Global ex-US Utilities Fund	1 Year		Since Inception (10/13/2006)
Return Before Taxes Based on NAV		%		%
Return After Taxes on Distributions		%		%
Return After Taxes on Distributions and Sale of Fund Shares		%		%
[Third Party Index] (reflects no deduction for fees, expenses or taxes)		%		%
WisdomTree Global ex-U.S. Utilities Index (reflects no deduction for fees, expenses or taxes)		%		%
S&P Developed ex-U.S. BMI Utilities Sector Index (reflects no deduction for fees, expenses or taxes)*		%		%
WisdomTree International Utilities Sector Index (reflects no deduction for fees, expenses or taxes)		%		%
*	The inception date of the S&P Developed ex-U.S. BMI Utilities Sector Index is 4/1/08. Accordingly, “Since Inception” data for this index is as of 4/1/08 rather than the inception date of the Fund.

Portfolio Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. serves as investment adviser to the Fund. Mellon Capital Management Corporation (“Mellon Capital”) serves as sub-adviser to the Fund.

Portfolio Managers

Karen Q. Wong, CFA, is a Managing Director, Equity Index Strategies, West Coast. Ms. Wong has been with Mellon Capital since June, 2000 and a portfolio manager of the Fund since February, 2008.

Richard A. Brown, CFA, is a Director, Equity Portfolio Management. Mr. Brown has been with Mellon Capital since August, 1995 and a portfolio manager of the Fund since February, 2008.

Thomas J. Durante, CFA, is a Director, Senior Portfolio Manager, Equity. Mr. Durante has been with Mellon Capital since January, 2000 and a portfolio manager of the Fund since February, 2008.

For important information about the purchase and sale of Fund shares and tax information, please turn to “Additional Summary Information” on page 26.

WisdomTree Trust Prospectus	21

WisdomTree Global ex-U.S. Real Estate Fund

(Formerly, WisdomTree International Real Estate Fund)

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global ex-U.S. Real Estate Index.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.58%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.58%

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors will pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$59	$186	$324	$726

Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was     % of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the WisdomTree Global ex-US Real Estate Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The WisdomTree Global ex-U.S. Real Estate Index measures the performance of companies from developed and emerging markets outside of the United States that are classified as being part of the “Global Real Estate” sector. The Index is comprised of real estate companies with market capitalizations greater than $1 billion. Companies are weighted in the Index based on regular cash dividends paid. The Index includes the following types of companies: real estate operating companies; real estate development companies; and diversified real estate investment trusts or “REITs.

Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. WisdomTree Asset Management expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.

22	WisdomTree Trust Prospectus

To the extent the Fund’s Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or its ability to meet its objectives. For more information about the risks of investing in the Fund, see the section herein titled “Additional Investment Objective, Strategy and Risk Information.”

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time.

■

Market Risk. The trading price of fixed income securities, equity securities, commodities and other instruments fluctuates in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price, like security and commodity prices generally, will fluctuate within a wide range in response to these and other factors. Events in 2008 and 2009 resulted in a prolonged and significant market downturn and a high degree of market volatility. Possible continuing market turbulence may have an adverse effect on Fund performance. As a result, an investor could lose money over short or even long periods.

■

Shares of the Funds May Trade at Prices Other Than NAV. As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of each Fund will approximate the respective Fund’s NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more (or less) than NAV when you buy shares of a Fund in the secondary market, and you may receive more (or less) than NAV when you sell those shares in the secondary market.

■

Capital Controls Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events and other conditions may, without prior warning, lead to government intervention and the imposition of “capital controls.” Capital controls include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Levies may be placed on profits repatriated by foreign entities (such as the Fund). Capital controls may impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, may adversely affect the trading market and price for shares of the Fund, and may cause the Fund to decline in value.

■

Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments. For example, developing and emerging markets may be subject to (i) greater market volatility, (ii) lower trading volume and liquidity, (iii) greater social, political and economic uncertainty, (iv) governmental controls on foreign investments and limitations on repatriation of invested capital, (v) lower disclosure, corporate governance, auditing and financial reporting standards, (vi) fewer protections of property rights, (vii) restrictions on the transfer of securities or currency, and (viii) settlement and trading practices that differ from those of U.S. markets. Each of these factors may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.

■

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers. Investments in non-U.S. securities may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. With respect to certain countries, there is the possibility of government intervention and expropriation or nationalization of assets. Because legal systems differ, there is also the possibility that it will be difficult to obtain or enforce legal judgments in certain countries. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares. Conversely, Fund shares may trade on days when foreign exchanges are closed. Each of these factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

■

Geographic Concentration Risk. To the extent the Fund invests a significant portion of its assets in the securities of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on the Fund’s performance. The Fund currently invests a relatively large percentage of its assets in companies organized in France, Hong Kong, and Australia.

WisdomTree Trust Prospectus	23

■

Investments in Real Estate, REITs. The Fund invests substantially all of its assets in one sector of the market and as such is particularly sensitive to risks to the international real estate market. The Fund generally invests a relatively large percentage of its assets in REITs. Investments in REITs subject the Fund to risks associated with the direct ownership of real estate. Market conditions or events affecting the overall market for real estate and REITs, such as declining property values or rising interest rates, could have a negative impact on the Fund’s performance.

■

Market Risk. The trading price of fixed income securities, equity securities, commodities and other instruments fluctuates in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. During a general economic downturn, fixed income securities, equity securities, and commodities all may be negatively affected. Fixed-income securities with short-term maturities are generally less sensitive to such changes than fixed-income securities with longer term maturities or equity securities or commodities. The Fund’s NAV and market price, like security and commodity prices generally, will fluctuate within a wide range in response to these and other factors. Events in 2008 and 2009 resulted in a prolonged and significant market downturn and a high degree of market volatility. Possible continuing market turbulence may have an adverse effect on Fund performance. As a result, an investor could lose money over short or even long periods.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. The table also shows how the Fund’s performance compares to the WisdomTree International Real Estate Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund’s name and objective changed effective June 17, 2011. Fund performance prior to June 17, 2011 reflects the investment objective and style of the Fund when it was the WisdomTree International Real Estate Fund, and tracked the performance of the WisdomTree International Real Estate Index.

The Fund’s year-to-date total return as of June 30, 2011 was     %.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return		Quarter/Year
Highest Return		%	/
Lowest Return		%	/

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

24	WisdomTree Trust Prospectus

Average Annual Total Returns for the periods ending December 31, 2010

WisdomTree Global ex-US Real Estate Fund	1 Year		Since Inception (6/5/2007)
Return Before Taxes Based on NAV		%		%
Return After Taxes on Distributions		%		%
Return After Taxes on Distributions and Sale of Fund Shares		%		%
[Third Party Index] (reflects no deduction for fees, expenses or taxes)		%		%
WisdomTree Global ex-U.S. Real Estate Index (reflects no deduction for fees, expenses or taxes)		%		%
Dow Jones Global ex-US Select Real Estate Securities Index (reflects no deduction for fees, expenses or taxes)		%		%
WisdomTree International Real Estate Index (reflects no deduction for fees, expenses or taxes)		%		%

Portfolio Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. serves as investment adviser to the Fund. Mellon Capital Management Corporation (“Mellon Capital”) serves as sub-adviser to the Fund.

Portfolio Managers

Karen Q. Wong, CFA, is a Managing Director, Equity Index Strategies, West Coast. Ms. Wong has been with Mellon Capital since June, 2000 and a portfolio manager of the Fund since February, 2008.

Richard A. Brown, CFA, is a Director, Equity Portfolio Management. Mr. Brown has been with Mellon Capital since August, 1995 and a portfolio manager of the Fund since February, 2008.

Thomas J. Durante, CFA, is a Director, Senior Portfolio Manager, Equity. Mr. Durante has been with Mellon Capital since January, 2000 and a portfolio manager of the Fund since February, 2008.

For important information about the purchase and sale of Fund shares and tax information, please turn to “Additional Summary Information” on page 26.

WisdomTree Trust Prospectus	25

Additional Summary Information

More Information About Comparative Indexes

With the exception of each Fund’s benchmark which is described in each Fund’s summary section, the following is a description of each broad-based securities market index included in the tables showing average annual total returns and cumulative total returns for each Fund.

■	The MSCI Pacific ex-Japan Index is a subset of the MSCI EAFE Index and measures the performance of stocks in Australia, Hong Kong, Singapore, and New Zealand.

■	The MSCI Pacific ex-Japan Value Index measures the performance of Value stocks in the MSCI Pacific ex-Japan Index.

■	The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure emerging markets equity performance.

■	The S&P Developed ex-U.S. BMI Materials Sector Index represents the non-U.S. materials sub-industry of developed countries included in the BMI Global Index.

■	The S&P Developed ex-U.S. BMI Energy Sector Index represents the non-U.S. energy sub-industry of developed countries included in the BMI Global Index.

■	The S&P Developed ex-U.S. BMI Utilities Sector Index represents the non-U.S. utilities sub-industry of developed countries included in the BMI Global Index.

■

The Dow Jones Global ex-US Select Real Estate Securities Index is designed to provide measures of real estate securities that serve as proxies for direct real estate investing in the international markets and is weighted by float-adjusted market capitalization.

[New third-party indices to be provided]

Buying and Selling Fund Shares

Each Fund is an “exchange traded fund,” also known as an ETF. This means that shares of the Funds are listed on a national securities exchange, such as NYSE Arca, and trade at market prices. Most investors will buy and sell shares of the Funds through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Funds issue and redeem shares at NAV only in large blocks of shares (“Creation Units”) which only institutions or large investors may purchase or redeem. Currently, Creation Units generally consist of 100,000 shares, though this may change from time to time. Creation Units are not expected to consist of less than 50,000 shares. Each Fund generally issues and redeems Creation Units in exchange for a portfolio of money market securities closely approximating the holdings of a Fund or a designated basket of non-U.S. currency and/or an amount of U.S. cash.

Tax Information

The Funds intend to make distributions that may be taxed as ordinary income or capital gains.

Additional Investment Objective and Strategy Information

General. Each Fund is an ETF. ETFs are funds whose shares are listed on a stock exchange and traded like equity securities at market prices. ETFs, such as the Funds, allow you to buy or sell shares that represent the collective performance of a selected group of securities. ETFs are designed to add the flexibility, ease and liquidity of stock-trading to the benefits of traditional index-fund investing.

Investment Objective. Each Fund seeks investment returns that closely correspond to the price and yield performance, before fees and expenses, of a particular index (each an “Index” and together, the “Indexes”) developed by WisdomTree Investments. Each Index consists of securities in the market suggested by its name that meet specific criteria developed by WisdomTree Investments. Since each Fund’s investment objective has been adopted as a non-fundamental investment policy, each Fund’s investment objective may be changed without a vote of shareholders.

Principal Investment Strategies.

Each Fund is managed to track the performance of a specific Index created by WisdomTree Investments. Each Fund will normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the types of securities suggested by its name. Each Fund generally may invest up to 5% of its total assets in securities not included in its Index, but which the Fund believes will help it track its Index. For example, a Fund may invest in securities that are not components of its Index in order to reflect various corporate actions and other changes to its Index (such as reconstitutions,

26	WisdomTree Trust Prospectus

additions and deletions). Under normal circumstances, as long as a Fund invests at least 95% of its total assets in the securities of its Index, it also may invest its other assets in cash and cash equivalents, as well as in shares of other investment companies, futures contracts, options on futures contracts, options, and swaps.

Portfolio Holdings Information

Information about each Fund’s daily portfolio holdings is available at www.wisdomtree.com. In addition, each Fund discloses its complete portfolio holdings as of the end of its fiscal year (March 31) and its second fiscal quarter (September 30) in its reports to shareholders. Each Fund files its complete portfolio holdings as of the end of its first and third fiscal quarters (June 30 and December 31, respectively) with the SEC on Form N-Q no later than 60 days after the relevant fiscal period. You can find the SEC filings on the SEC’s website, www.sec.gov. A summarized description of the Funds’ policies and procedures with respect to the disclosure of each Fund’s portfolio holdings is available in the Trust’s Statement of Additional Information (“SAI”).

Management

Investment Adviser

As investment adviser, WisdomTree Asset Management (the “Adviser”) has overall responsibility for the general management and administration of the Trust and each of the Funds. WisdomTree Investments, Inc.* (“WisdomTree Investments”) is the parent company of the Adviser. The Adviser provides an investment program for each Fund. The Adviser also arranges for sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services necessary for the Funds to operate.

For the fiscal year ended March 31, 2011, the Funds paid advisory fees to the Adviser in the following amounts:

Name of Fund	Management Fee
WisdomTree Asia Pacific ex-Japan Fund (Formerly, WisdomTree Pacific ex-Japan Total Dividend Fund)	0.48%
WisdomTree Australia Dividend Fund (Formerly, WisdomTree Pacific ex-Japan Equity Income Fund)	0.58%
WisdomTree Commodity Country Equity Fund (Formerly, WisdomTree International Basic Materials Sector Fund)	0.58%
WisdomTree Global Natural Resources Fund (Formerly, WisdomTree International Energy Sector Fund)	0.58%
WisdomTree Global ex-U.S. Utilities Fund (Formerly, WisdomTree International Utilities Sector Fund)	0.58%
WisdomTree Global ex-U.S. Real Estate Fund (Formerly, WisdomTree International Real Estate Fund)	0.58%

Under the Investment Advisory Agreement for each Fund, the Adviser agrees to pay all expenses of each Fund, except compensation and expenses of the Independent Trustees, counsel to the Independent Trustees and the Trust’s Chief Compliance Officer (“CCO”), interest expenses and taxes, brokerage expenses, and other expenses connected with the execution of portfolio transactions, any distribution fees or expenses, legal fees or expenses and extraordinary expenses. Pursuant to a separate contractual arrangement, the Adviser arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees. The Adviser receives a fee of up to 0.0044% of each Fund’s assets for providing such services and paying such expenses. WisdomTree Asset Management provides CCO services to the Trust.

*	“WisdomTree” is a registered mark of WisdomTree Investments and has been licensed for use by the Trust. WisdomTree Investments has patent applications pending on the methodology and operation of its Indexes and the Funds.

The Adviser is a registered investment adviser with offices located at 380 Madison Avenue, 21st Floor, New York, NY 10017 and is a leader in ETF management.

The basis for the Board of Trustees’ approval of the Investment Advisory Agreements is available in the Trust’s Annual Report to Shareholders dated March 31, 2011, which covers the period from April 1, 2010 to March 31, 2011.

Sub-Adviser

As sub-adviser, Mellon Capital Management Corporation (“Mellon Capital”) is responsible for the day-to-day management of the Funds. Mellon Capital, a registered investment adviser, is a leading innovator in the investment industry and manages

WisdomTree Trust Prospectus	27

global quantitative-based investment strategies for institutional and private investors. Its principal office is located at 50 Fremont Street, San Francisco, CA 94105. As of June 30, 2011, Mellon Capital had assets under management totaling approximately $        billion. Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company. Mellon Capital chooses each Fund’s portfolio investments and places orders to buy and sell the Funds’ portfolio investments. WisdomTree Asset Management pays Mellon Capital for providing sub-advisory services to the Funds as follows:

■	7.5 basis points (0.075%) of the first $1 billion in combined daily net assets of all International Equity ETFs;

■	5 basis points (0.05%) of the next $1 billion in combined daily net assets of all International Equity ETFs;

■	3 basis points (0.03%) of the next $3 billion in combined daily net assets of all International Equity ETFs; and

■	2 basis points (0.02%) of the combined daily net assets of all International Equity ETFs in excess of $5 billion.

The basis for the Board of Trustees’ approval of the Investment Sub-Advisory Agreements is available in the Trust’s Annual Report to Shareholders dated March 31, 2011.

Portfolio Managers

Each Fund is managed by Mellon Capital’s Equity Index Strategies Portfolio management team. The individual members of the team responsible for the day-to-day management of the Funds’ portfolios are described below.

Ms. Karen Q. Wong is a Managing Director, Equity Index Strategies, West Coast. Ms. Wong has been with Mellon Capital since June, 2000. Ms. Wong heads a team of portfolio managers covering domestic and international passive equity funds. She is also responsible for the refinement and implementation of the equity portfolio management process.

Ms. Wong is a Chartered Financial Analyst . She graduated with a BA from San Francisco State University, and obtained an MBA from San Francisco State University.

Mr. Richard A. Brown is a Director, Equity Portfolio Management. Mr. Brown has been with Mellon Capital since August, 1995. Mr. Brown heads a team of portfolio managers covering domestic and international passive equity funds. He is also responsible for the refinement and implementation of the equity portfolio management process. Mr. Brown is a Chartered Financial Analyst. He obtained an MBA from California State University at Hayward.

Mr. Thomas J. Durante is a Director, Senior Portfolio Manager, Equity. Mr. Durante has been with Mellon Capital since January, 2000. Mr. Durante heads a team of portfolio managers covering domestic and international indexed portfolios. He is also responsible for the refinement and implementation of the equity portfolio management process. Mr. Durante is a Chartered Financial Analyst. He graduated with a BA from Fairfield University.

The Trust’s SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers’ ownership of shares in the Funds for which they are Portfolio Managers.

Additional Information on Buying and Selling Shares

Most investors will buy and sell shares of the Funds through brokers. Shares of the Funds trade on national securities exchanges and elsewhere during the trading day and can be bought and sold throughout the trading day like other shares of publicly traded securities. When buying or selling shares through a broker most investors will incur customary brokerage commissions and charges.

Shares of the Funds trade under the trading symbols listed on the cover of this Prospectus and in each Fund’s Summary section.

Share Trading Prices

As with other types of securities, the trading prices of shares in the secondary market can be affected by market forces such as supply and demand, economic conditions and other factors. The price you pay or receive when you buy or sell your shares in the secondary market may be more or less than the NAV of such shares.

The approximate value of shares of each Fund is disseminated every fifteen seconds throughout the trading day by the national securities exchange on which such Fund is listed or by other information providers. This approximate value should not be viewed as a “real-time” update of the NAV, because the approximate value may not be calculated in the same manner as the NAV, which is computed once per day. The approximate value generally is determined by using current market quotations and/or price quotations obtained from broker-dealers that may trade in the portfolio securities held by the Funds. The Funds are not involved in, or responsible for, the calculation or dissemination of the approximate value and make no warranty as to its accuracy.

28	WisdomTree Trust Prospectus

Determination of Net Asset Value

The NAV of each Fund’s shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. New York time (the “NAV Calculation Time”). NAV is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

Stocks held by a Fund are valued at their market value when reliable market quotations are readily available. Certain short-term debt instruments, which may be used to manage a Fund’s cash, are valued on the basis of amortized cost. The values of any foreign securities held by a Fund are converted into U.S. dollars using an exchange rate deemed appropriate by the Fund.

In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, a Fund’s investments will be valued in accordance with the Fund’s pricing policy and procedures. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV calculation time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). Price movements in U.S. markets that are deemed to affect the value of foreign securities, or reflect changes to the value of such securities, also may cause securities to be “fair valued.” When fair-value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Transactions in Fund shares will be priced at NAV only if you purchase or redeem shares directly from a Fund in Creation Units. Fund shares are purchased or sold on a national securities exchange at market prices, which may be higher or lower than NAV.

Dividends and Distributions

Each Fund intends to pay out dividends, if any, to investors at least annually. Each Fund intends to distribute its net realized capital gains, if any, to investors annually. The Funds may occasionally be required to make supplemental distributions at some other time during the year. Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom you purchased shares makes such option available. Your broker is responsible for distributing the income and capital gain distributions to you.

Book Entry

Shares of the Funds are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding shares of each Fund.

Investors owning shares of the Funds are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all shares of the Funds. Participants include DTC, securities brokers and dealers, banks, trust companies, clearing corporations, and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any securities that you hold in book entry or “street name” form. Your broker will provide you with account statements, confirmations of your purchases and sales, and tax information.

Delivery of Shareholder Documents – Householding

Householding is an option available to certain investors of the Funds. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Funds is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Frequent Purchases and Redemptions of Fund Shares

The Funds have adopted policies and procedures with respect to frequent purchases and redemptions of Creation Units of Fund shares. Since the Funds are ETFs, only a few institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly with the Funds. Because purchase and redemption transactions with Authorized Participants are an essential part of the ETF process and help keep ETF trading prices in line with NAV, each Fund accommodates frequent purchases and redemptions by Authorized Participants. Frequent purchases and redemptions for

WisdomTree Trust Prospectus	29

cash may increase index tracking error and portfolio transaction costs and may lead to realization of capital gains. Frequent in-kind creations and redemptions do not give rise to these concerns. Each Fund reserves the right to reject any purchase order at any time. Each Fund reserves the right to impose restrictions on disruptive, excessive, or short-term trading and may reject purchase or redemption orders in such instances.

Investments by Registered Investment Companies

Section 12(d)(1) of the Investment Company Act of 1940 restricts investments by registered investment companies in the securities of other investment companies, including shares of each Fund. Registered investment companies are permitted to invest in the Funds beyond the limits set forth in section 12(d)(1), subject to certain terms and conditions set forth in an SEC exemptive order issued to the WisdomTree Trust, including that such investment companies enter into an agreement with the Funds.

Additional Tax Information

The following discussion is a summary of some important U.S. federal income tax considerations generally applicable to investments in the Funds. Your investment in a Fund may have other tax implications. Please consult your tax advisor about the tax consequences of an investment in Fund shares, including the possible application of foreign, state, and local tax laws.

Each Fund intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the fund level on income and gains from investments that are timely distributed to shareholders. However, a Fund’s failure to qualify as a regulated investment company would result in fund-level taxation, and consequently, a reduction in income available for distribution to shareholders.

Unless your investment in shares is made through a tax-exempt entity or tax-deferred retirement account, such as an individual retirement account, you need to be aware of the possible tax consequences when:

■	A Fund makes distributions,

■	You sell shares, and

■	You purchase or redeem Creation Units (for institutional investors only).

Taxes on Distributions

For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains (if any) are determined by how long a Fund owned the investments that generated them, rather than how long you have owned your Fund shares. Distributions of net capital gains (the excess of net long-term capital gains from the sale of investments that a Fund owned for more than one year over net short-term capital losses) that are properly designated by the Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains. Long-term capital gain rates have been temporarily reduced – in general, to 15%, with lower rates applying to taxpayers in the 10% and 15% rate brackets – for taxable years beginning before January 1, 2011. Distributions of gains from the sale of investments that a Fund owned for one year or less will be taxable as ordinary income. For taxable years beginning before January 1, 2011, distributions of investment income designated by a Fund as derived from “qualified dividend income” are taxed to individuals at rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and the Fund level.

In general, your distributions are subject to federal income tax for the year in which they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year. Distributions are taxable even if they are paid from income or gains earned by a Fund before your investment (and thus were included in the price you paid for your shares).

Dividends, interest and gains received by a Fund with respect to foreign securities may be subject to withholding and other taxes imposed by foreign countries, which may reduce amounts available for distribution to you and returns to you from a Fund. Tax conventions between certain countries and the United States may, in some cases, reduce or eliminate such taxes. Because more than 50% of the total assets of each of the Funds consist of foreign stocks or securities, those Funds intend to “pass through” to you certain foreign income taxes (including withholding taxes) paid by those Funds. This means that you will be considered to have received as an additional dividend your share of such foreign taxes, but you may be entitled to either a corresponding tax deduction or a credit in calculating your federal income tax.

If you are neither a resident nor a citizen of the United States or if you are a foreign entity, dividends (other than Capital Gain Dividends and certain interest-rated dividends and short-term capital gain dividends for tax years prior to December 31, 2009 (unless extended)) paid to you by the Funds will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies. Foreign persons should consult the SAI for further information.

However, with respect to certain distributions made to foreign shareholders in taxable years beginning before January 1, 2013, no withholding will be required and the distributions generally will not be subject to U.S. federal income tax if (i) the

30	WisdomTree Trust Prospectus

distributions are reported as “interest related dividends” or “short term capital gain dividends” in a written statement furnished to shareholders (ii) the distributions are derived from sources specified in the Code for such dividends and (iii) certain other requirements are satisfied.

The Funds (or financial intermediaries, such as brokers, through which a shareholder owns Fund shares) generally are required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and sale or redemption proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify that he, she or it is not subject to such withholding.

Taxes on Sales of Fund Shares

Any capital gain or loss realized upon a sale of Fund shares is generally treated as a long-term gain or loss if the shares have been held for more than one year. Any capital gain or loss realized upon a sale of Fund shares held for one year or less is generally treated as a short-term gain or loss, except that any capital loss on a sale of shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such shares. The ability to deduct capital losses may be limited.

Under recently enacted legislation, for taxable years beginning after December 31, 2012, noncorporate Fund shareholders generally will be subject to a 3.8% tax on their “net investment income,” which ordinarily includes taxable distributions received from the Fund and taxable gain on the disposition of Fund shares.

Taxes on Creation and Redemption of Creation Units

An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or a loss equal to the difference between the market value of the Creation Units at the time of the exchange and the sum of the exchanger’s aggregate basis in the securities surrendered and the cash component paid. A person who redeems Creation Units will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of the securities and the amount of cash received for such Creation Units. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities for Creation Units should consult a tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Any capital gain or loss realized upon a redemption (or creation) of Creation Units is generally treated as long-term capital gain or loss if the Fund shares (or securities surrendered) have been held for more than one year and as short-term capital gain or loss if the shares (or securities surrendered) have been held for one year or less.

If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many shares you purchased or sold and at what price. Persons purchasing or redeeming Creation Units should consult their own tax advisors with respect to the tax treatment of any creation or redemption transaction.

Creation and Redemption

The shares that trade in the secondary market are “created” at NAV. Each Fund issues and redeems shares only in large blocks of shares, typically 50,000 shares or more (“Creation Units”). Only institutional investors who have entered into an authorized participant agreement purchase or redeem Creation Units. Creation Units generally are issued and redeemed in exchange for a specified basket of securities approximating the holdings of a Fund and a designated amount of cash. Each business day prior to the opening of trading each Fund publishes the specific securities and designated amount of cash included in that day’s basket for the Fund through the National Securities Clearing Corporation (“NSCC”) or other method of public dissemination. Each Fund reserves the right to accept or pay out a basket of securities or cash that differs from the published basket. The Middle East Dividend Fund and the India Earnings Fund intend to issue and redeem Creation Units solely for cash. The prices at which creations and redemptions occur are based on the next calculation of NAV after an order is received in proper form.

Creations and redemptions must be made by an Authorized Participant or through a firm that is either a member of the Continuous Net Settlement System of the NSCC or a DTC participant, and in each case, must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Unit aggregations. Information about the procedures regarding creation and redemption of Creation Units is included in the Trust’s SAI.

Authorized Participants and the Continuous Offering of Shares

Because new shares may be created and issued on an ongoing basis, at any point during the life of a Fund, a “distribution,” as such term is used in the Securities Act of 1933 (“Securities Act”), may be occurring. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject to the prospectus-delivery and liability

WisdomTree Trust Prospectus	31

provisions of the Securities Act. Nonetheless, any determination of whether one is an underwriter must take into account all the relevant facts and circumstances of each particular case.

Broker-dealers should also note that dealers who are not “underwriters,” but are participating in a distribution (as contrasted to ordinary secondary transactions), and thus dealing with shares that are part of an “unsold allotment” within the meaning of Section 4(3)(C) of the Securities Act, would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is only available with respect to transactions on a national securities exchange.

Distribution

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds. The Distributor’s principal address is 1290 Broadway, Suite 1100, Denver, Colorado 80203.

The Distributor has no role in determining the policies of any Fund or the securities that are purchased or sold by any Fund.

Premium/Discount Information

Information regarding how often shares of each Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the net asset value of the Fund during the past calendar year can be found at www.wisdomtree.com.

Additional Notices

Shares of the Trust are not sponsored, endorsed, or promoted by any listing exchange (“Exchange”). The Exchange makes no representation or warranty, express or implied, to the owners of the shares of any Fund or any member of the public regarding the ability of a fund to track the total return performance of any Index or the ability of any Index identified herein to track stock market performance. The Exchange is not responsible for, nor has it participated in, the determination of the compilation or the calculation of any Index, nor in the determination of the timing of, prices of, or quantities of the shares of any Fund to be issued, nor in the determination or calculation of the equation by which the shares are redeemable. The Exchange has no obligation or liability to owners of the shares of any Fund in connection with the administration, marketing, or trading of the shares of the Fund.

The Exchange does not guarantee the accuracy and/or the completeness of any Index or any data included therein. The Exchange makes no warranty, express or implied, as to results to be obtained by the WisdomTree Trust on behalf of its Funds, owners of the shares, or any other person or entity from the use of the subject Indexes or any data included therein. The Exchange makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to any Index or any data included therein. Without limiting any of the foregoing, in no event shall the Exchange have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.

WisdomTree Investments, WisdomTree Asset Management and the Funds make no representation or warranty, express or implied, to the owners of shares of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the Indexes to track general stock market performance. WisdomTree Investments is the licensor of certain trademarks, service marks and trade names of the Funds. WisdomTree Investments has no obligation to take the needs of the Funds or the owners of shares of the Funds into consideration in determining, composing, or calculating the Indexes. WisdomTree Investments is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of shares of the Funds to be issued or in the determination or calculation of the equation by which the shares of the Funds are redeemable. The Funds, WisdomTree Investments and WisdomTree Asset Management do not guarantee the accuracy, completeness, or performance of any Index or the data included therein and shall have no liability in connection with any Index or Index calculation.

WisdomTree Investments has contracted with Standard & Poor’s (“S&P”) to maintain and calculate certain Indexes used by the Funds. S&P shall have no liability for any errors or omissions in calculating any Index.

Cumulative Return Information

The following table shows the cumulative (not annual) total returns of each Fund’s shares, based on the shares’ NAV and market price, and of each Fund’s target index.

Cumulative Total Returns as of the Most Recent Fiscal Year Ended March 31, 2011

[Cumulative Total Returns for the Fiscal Year Ended March 31, 2011 to be Provided by Amendment]

32	WisdomTree Trust Prospectus

Financial Highlights

The financial highlights table is intended to help you understand each Fund’s financial performance since inception. The total return in the table represents the rate that an investor would have earned (or lost) on an investment in the respective Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the financial statements audited by             , independent registered public accounting firm, whose report, along with the Funds’ financial statements, are included in the Funds’ Annual Report, which is available upon request.

[Financial Highlights to be Provided by Amendment]

WisdomTree Trust Prospectus	33

WisdomTree Trust

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The Trust’s current SAI provides additional detailed information about the Funds. The Trust has electronically filed the SAI with the SEC. It is incorporated by reference in this Prospectus.

Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders. In the annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during the last fiscal year.

To make shareholder inquiries, for more detailed information on the Funds or to request the SAI, annual or semi-annual shareholder reports free of charge, please:

Call:	1-866-909-9473 Monday through Friday 8:00 a.m. – 8:00 p.m. (Eastern time)	Write:	WisdomTree Trust c/o ALPS Distributors, Inc. 1290 Broadway, Suite 1100 Denver, Colorado 80203

Visit:	www.wisdomtree.com

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

No person is authorized to give any information or to make any representations about any Fund and its shares not contained in this Prospectus and you should not rely on any other information. Read and keep this Prospectus for future reference.

©2010 WisdomTree Trust

WisdomTree Funds are distributed by

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, Colorado 80203

WisdomTree® is a registered mark of WisdomTree

Investments, Inc.

INVESTMENT COMPANY ACT FILE NO. 811-21864

WIS-PR-010-0711

WISDOMTREE® TRUST

STATEMENT OF ADDITIONAL INFORMATION

July 29, 2011

This Statement of Additional Information (“SAI”) is not a Prospectus. It should be read in conjunction with the current Prospectus (“Prospectus”) for the following separate investment portfolios (each, a “Fund”) of WisdomTree Trust (the “Trust”), as each such Prospectus may be revised from time to time:

WISDOMTREE GLOBAL EX-US EQUITY FUNDS

WisdomTree Asia Pacific ex-Japan Fund (AXJL) (formerly, WisdomTree Pacific ex-Japan Total Dividend Fund) (DND)

WisdomTree Australia Dividend Fund (AUSE) (formerly, WisdomTree Pacific ex-Japan Equity Income Fund) (DNH)

WisdomTree Commodity Country Equity Fund (CCXE) (formerly, WisdomTree International Basic Materials Sector Fund)

(DBN)

WisdomTree Global ex-US Utilities Fund (DBU) (formerly, WisdomTree International Utilities Sector Fund) (DBU)

WisdomTree Global ex-US Real Estate Fund (DRW) (formerly, WisdomTree International Real Estate Fund) (DRW)

WISDOMTREE GLOBAL EQUITY FUNDS

WisdomTree Global Natural Resources Fund (GNAT) (formerly, WisdomTree International Energy Sector Fund) (DKA)

The current Prospectus for each of the Funds is dated July 29, 2011. The Global Equity Funds are sometimes referred to as the “International Funds” or the “Funds.” Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. The Funds’ audited financial statements for the most recent fiscal year are incorporated in this SAI by reference to the Funds’ most recent Annual Reports to Shareholders (File No. 811-21864). You may obtain a copy of the Funds’ Annual Reports at no charge by request to the Fund at the address or phone number noted below.

A copy of the Prospectus for each Fund may be obtained, without charge, by calling 1-866-909-9473 or visiting www.wisdomtree.com, or writing to WisdomTree Trust, c/o ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203.

SAI dated July 29, 2011

1

GENERAL DESCRIPTION OF THE TRUST AND THE FUNDS

The Trust was organized as a Delaware statutory trust on December 15, 2005 and is authorized to have multiple series or portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The offering of the Trust’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). This SAI relates to the following Funds:

WISDOMTREE GLOBAL EX-US EQUITY FUNDS

WisdomTree Asia Pacific ex-Japan Fund (formerly, WisdomTree Pacific ex-Japan Total Dividend Fund)

WisdomTree Australia Dividend Fund (formerly, WisdomTree Pacific ex-Japan Equity Income Fund)

WisdomTree Commodity Country Equity Fund (formerly, International Basic Materials Sector Fund)

WisdomTree Global ex-US Utilities Fund (formerly, WisdomTree International Utilities Sector Fund)

WisdomTree Global ex-US Real Estate Fund (formerly, WisdomTree International Real Estate Fund)

WISDOMTREE GLOBAL EQUITY FUNDS

WisdomTree Global Natural Resources Fund (formerly, WisdomTree International Energy Sector Fund)

Each Fund described in this SAI seeks investment returns that closely correspond to the price and yield performance, before fees and expenses, of a particular index (“Index”) that defines a specific segment of the U.S. or international stock markets. The Indexes are created using proprietary methodology developed by WisdomTree Investments, Inc. (“WisdomTree Investments”). WisdomTree Investments is the parent company of WisdomTree Asset Management, Inc. (“WisdomTree Asset Management”), the investment adviser to each Fund. Mellon Capital Management Corporation (“Mellon Capital”) is the investment sub-adviser (“Sub-Adviser”) to each Fund. ALPS Distributors, Inc. is the distributor (the “Distributor”) of the shares of each Fund.

Each Fund issues and redeems shares at net asset value per share (“NAV”) only in large blocks of shares, typically 50,000 shares or more (“Creation Units”). These transactions are usually in exchange for a basket of securities and an amount of cash. As a practical matter, only institutions or large investors purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of each Fund are not redeemable securities.

Shares of each Fund are listed on a national securities exchange, such as NYSE Arca or the NASDAQ Stock Market (“NASDAQ”) (each, a “Listing Exchange”), and trade throughout the day on the Listing Exchange and other secondary markets at market prices that may differ from NAV. As in the case of other publicly traded securities, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels.

The Trust reserves the right to adjust the prices of shares in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the applicable Fund.

“WisdomTree” is a registered mark of WisdomTree Investments and has been licensed for use by the Trust. WisdomTree Investments has patent applications pending on the methodology and operation of its Indexes and the Funds.

PRINCIPAL INVESTMENT STRATEGY

Each Fund seeks investment returns that closely correspond to the price and yield performance, before fees and expenses, of a particular Index developed by WisdomTree Investments. The Funds do not try to beat the Indexes that they track and do not seek temporary defensive positions when equity markets decline or appear to be overvalued.

This investment strategy, known as “indexing,” may eliminate some of the risks of active portfolio management, such as poor security selection. In addition, indexing may also help increase after-tax investment performance by keeping portfolio turnover low in comparison to actively managed investment companies.

Under normal circumstances, at least 95% of each Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of its Index. Each Fund generally may invest up to 5% of its total assets in securities not included in its underlying Index but which the Fund believes will help it track its Index. For example, a Fund may invest in securities that are not components of the relevant Index in order to reflect various corporate actions and other changes to its relevant Index (such as reconstitutions, additions and deletions). Under normal circumstances, as long as a Fund invests at least 95% of its total assets in the stocks of its Index, it also may invest its other assets in cash and cash equivalents, as well as in other investment companies, futures contracts, options on futures contracts, options, and swaps. The International Funds, from time to time, may have less than 95% of their assets invested in securities of their respective underlying Indexes in order to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), to meet regulatory requirements in non-U.S. jurisdictions or to manage major Index changes. In these situations, which are expected to be infrequent and of limited duration, an International Fund may not have less than 90% of its total assets invested in securities of its underlying Index. WisdomTree Asset Management expects that, over time, the correlation between each Fund’s performance and that of its underlying Index, before fees and expenses, will be 95% or better.

As a matter of general policy, each Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the types of securities suggested by its name. If, subsequent to an investment, the 80% requirement is no longer met, a Fund’s future investments will be made in a manner that will bring the Fund into compliance with this policy. The Trust will provide shareholders with sixty (60) days’ prior notice of any change to this policy for a Fund.

GENERAL RISKS

An investment in a Fund should be made with an understanding that the value of a Fund’s portfolio securities may fluctuate in accordance with changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular security or issuer and changes in general economic or political conditions. An investor in a Fund could lose money over short or even long periods of time.

An investment in a Fund should also be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the stock market may deteriorate (either of which may cause a decrease in the value of the portfolio securities and thus in the value of shares of the Trust). Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic or banking crises.

Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, generally have inferior rights to receive payments from the issuer in comparison with the rights of creditors, or holders of debt obligations or preferred stocks. Further, unlike debt securities, which typically have a stated principal amount payable at maturity (whose value, however, is subject to market fluctuations prior thereto), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Common stock values are subject to market fluctuations as long as the common stock remains outstanding.

Although all of the securities in the Indexes are listed on major U.S. or non-U.S. stock exchanges, there can be no guarantee that a liquid market for such securities will be maintained. The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of a Fund’s shares will be adversely affected if trading markets for a Fund’s portfolio securities are limited or absent, or if bid/ask spreads are wide.

Events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. Both domestic and foreign fixed income and equity markets experienced extreme volatility and turmoil in late 2008 and throughout much of 2009. Issuers that have exposure to the real estate, mortgage and credit markets have been particularly affected and well-known financial institutions have experienced significant liquidity and other problems. Some of these institutions have declared bankruptcy or defaulted on their debt. It is uncertain whether or for how long these conditions will continue. These events and possible continuing market turbulence may have an adverse effect on Fund performance.

LACK OF DIVERSIFICATION. Each Fund is considered to be “non-diversified.” A “non-diversified” classification means that a Fund is not limited by the 1940 Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. As a result, each of the Funds may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were classified as a diversified fund. Therefore, each Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a small number of issuers than a fund that invests more widely, which may have a greater impact on the Fund’s volatility and performance.

Each of the Funds intends to qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Code, so that it will not be subject to federal income tax on income and gains that are timely distributed to Fund shareholders. Each Fund will invest its assets, and otherwise conduct its operations, in a manner that is intended to satisfy the qualifying income, diversification and distribution requirements necessary to establish and maintain RIC qualification under Subchapter M.

A discussion of some of the other risks associated with an investment in a Fund is contained in each Fund’s Prospectus.

SPECIFIC INVESTMENT STRATEGIES

A description of certain investment strategies and types of investments used by some or all of the Funds is set forth below.

CURRENCY TRANSACTIONS. The International Funds may enter into foreign currency forward and foreign currency futures contracts to facilitate local securities settlements or to protect against currency exposure in connection with distributions to shareholders. The Funds do not expect to engage in currency transactions for the purpose of hedging against declines in the value of a Fund’s assets that are denominated in one or more foreign currencies.

Forward Foreign Currency Contracts. A forward foreign currency exchange contract (“forward contract”) involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward contract generally has no margin deposit requirement, and no commissions are charged at any stage for trades.

A non-deliverable forward contract is a forward contract where there is no physical settlement of two currencies at maturity. Non-deliverable forward contracts are contracts between parties in which one party agrees to make a payment to the other party (the “Counterparty”) based on the change in market value or level of a specified currency. In return, the Counterparty agrees to make payment to the first party based on the return of a different specified currency. Non-deliverable forward contracts will usually be done on a net basis, with a Fund receiving or paying only the net amount of the two payments. The net amount of the excess, if any, of each Fund’s obligations over its entitlements with respect to each non-deliverable forward contract is accrued on a daily basis and an amount of cash or highly liquid securities having an aggregate value at least equal to the accrued excess is maintained in an account at the Trust’s custodian bank. The risk of loss with respect to non-deliverable forward contracts generally is limited to the net amount of payments that a Fund is contractually obligated to make or receive.

Foreign Currency Futures Contracts. A foreign currency futures contract is a contract involving an obligation to deliver or acquire the specified amount of a specific currency, at a specified price and at a specified future time. Futures contracts may be settled on a net cash payment basis rather than by the sale and delivery of the underlying currency.

Currency exchange transactions involve a significant degree of risk and the markets in which currency exchange transactions are effected are highly volatile, highly specialized and highly technical. Significant changes, including changes in liquidity and prices, can occur in such markets within very short periods of time, often within minutes. Currency exchange trading risks include, but are not limited to, exchange rate risk, maturity gap, interest rate risk, and potential interference by foreign governments through regulation of local exchange markets, foreign investment or particular transactions in foreign currency. If a Fund utilizes foreign currency transactions at an inappropriate time, such transactions may not serve their intended purpose of improving the correlation of a Fund’s return with the performance of its underlying Index and may lower the Fund’s return. A Fund could experience losses if the value of any currency forwards and futures positions is poorly correlated with its other investments or if it could not close out its positions because of an illiquid market. Such contracts are subject to the risk that the counterparty will default on its obligations. In addition, each Fund will incur transaction costs, including trading commissions, in connection with certain foreign currency transactions.

DEPOSITARY RECEIPTS. To the extent a Fund invests in stocks of foreign corporations, a Fund’s investment in such stocks may also be in the form of Depositary Receipts or other securities convertible into securities of foreign issuers. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. American Depositary Receipts (“ADRs”) are receipts typically issued by an American bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. European Depositary Receipts (“EDRs”) are receipts issued in Europe that evidence a similar ownership arrangement. Global Depositary Receipts (“GDRs”) are receipts issued throughout the world that evidence a similar arrangement. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designed for use in European securities markets. GDRs are tradable both in the United States and in Europe and are designed for use throughout the world. Depositary Receipts will not necessarily be denominated in the same currency as their underlying securities.

A Fund will not invest in any unlisted Depositary Receipts or any Depositary Receipt that WisdomTree Asset Management or the Sub-Adviser deems to be illiquid or for which pricing information is not readily available. In addition, all Depositary Receipts generally must be sponsored. However, a Fund may invest in unsponsored Depositary Receipts under certain limited circumstances. The issuers of unsponsored Depositary Receipts are not obligated to disclose material information in the United States, and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts. The use of Depositary Receipts may increase tracking error relative to an underlying Index.

EQUITY SECURITIES. Equity securities, such as the common stocks of an issuer, are subject to stock market fluctuations and therefore may experience volatile changes in value as market conditions, consumer sentiment or the financial condition of the issuers change. A decrease in value of the equity securities in a Fund’s portfolio may cause the value of a Fund’s shares to also decline.

DERIVATIVES. Each Fund may use derivative instruments as part of its investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to bonds, interest rates, currencies, commodities, and related indexes. Examples of derivative instruments include forward currency contracts, currency and interest rate swaps, currency options, futures contracts, options on futures contracts and swap agreements. A Fund’s use of derivative instruments will be underpinned by investments in short term, high-quality U.S. money market securities.

With respect to certain kinds of derivative transactions entered into by the Funds that involve obligations to make future payments to third parties, including, but not limited to, futures contracts, forward contracts, swap contracts, the purchase of securities on a when-issued or delayed delivery basis, or reverse repurchase agreements, under applicable federal securities laws, rules, and interpretations thereof, the Fund must “set aside” (referred to sometimes as “asset segregation”) liquid assets, or engage in other measures to “cover” open positions with respect to such transactions. For example, with respect to forward foreign currency exchange contracts and futures contracts that are not contractually required to “cash-settle,” the Fund must cover its open positions by setting aside liquid assets equal to the contracts’ full, notional value, except that deliverable forward contracts for currencies that are liquid will be treated as the equivalent of “cash-settled” contracts. As such, the Fund may set aside liquid assets in an amount equal to the Fund’s daily marked-to-market (net) obligation (i.e., the Fund’s daily net liability if any) rather than the full notional amount under such deliverable forward foreign currency exchange contracts. With respect to forward foreign currency exchange contracts and futures contracts that are contractually required to “cash-settle,” the Fund may set aside liquid assets in an amount equal to the Fund’s daily marked-to-market (net) obligation rather than the notional value. The Fund reserves the right to modify its asset segregation policies in the future.

Swap Agreements. Each Fund may enter into swap agreements, including interest rate swaps and currency swaps. A typical interest rate swap involves the exchange of a floating interest rate payment for a fixed interest payment. A typical foreign currency swap involves the exchange of cash flows based on the notional difference among two or more currencies (e.g., the U.S. dollar and the Brazilian Real). Swap agreements may be used to hedge or achieve exposure to, for example, currencies, interest rates, and money market securities without actually purchasing such currencies or securities. Each Fund may use swap agreements to invest in a market without owning or taking physical custody of the underlying securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Swap agreements will tend to shift a Fund’s investment exposure from one type of investment to another or from one payment stream to another. Depending on their structure, swap agreements may increase or decrease a Fund’s exposure to long- or short-term interest rates (in the United States or abroad), foreign currencies, corporate borrowing rates, or other factors, and may increase or decrease the overall volatility of a Fund’s investments and its share price.

Futures, Options and Options on Futures Contracts. Each Fund may enter into U.S. or foreign futures contracts and options and options on futures contracts. When a Fund purchases a futures contract, it agrees to purchase a specified underlying instrument at a specified future date. When a Fund sells a futures contract, it agrees to sell the underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available. To the extent a Fund uses futures and options, it will do so only in accordance with Rule 4.5 of the Commodity Exchange Act (“CEA”). The Trust, on behalf of each Fund, has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” in accordance with Rule 4.5 so that each Fund is not subject to registration or regulation as a commodity pool operator under the CEA.

The risk of loss in trading futures contracts or uncovered call options in some strategies (e.g., selling uncovered stock index futures contracts) is potentially unlimited. The Funds do not plan to use futures and options contracts in this way. The risk of a futures position may still be large as traditionally measured due to the low margin deposits required. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. The Funds, however, intend to utilize futures and options contracts in a manner designed to limit their risk exposure to levels comparable to direct investment in stocks.

Utilization of futures and options on futures by a Fund involves the risk of imperfect or even negative correlation to the underlying Index if the index underlying the futures contract differs from the underlying Index. There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom a Fund has an open position in the futures contract or option. The purchase of put or call options will be based upon predictions by the Fund as to anticipated trends, which predictions could prove to be incorrect.

The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of sale, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the NAV of each Fund. The potential for loss related to writing options is unlimited.

Although each Fund intends to enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time.

ILLIQUID SECURITIES. Each Fund may invest up to an aggregate amount of 15% of its net assets in illiquid securities. Illiquid securities include securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets. The inability of a Fund to dispose of illiquid or not readily marketable investments readily or at a reasonable price could impair a Fund’s ability to raise cash for redemptions or other purposes. The liquidity of securities purchased by a Fund which are eligible for resale pursuant to Rule 144A will be monitored by each Fund on an ongoing basis. In the event that such a security is deemed to be no longer liquid, a Fund’s holdings will be reviewed to determine what action, if any, is required to ensure that the retention of such security does not result in a Fund having more than 15% of its assets invested in illiquid or not readily marketable securities.

INVESTMENT COMPANY SECURITIES. Each Fund may invest in the securities of other investment companies. The 1940 Act generally prohibits a fund from acquiring more than 3% of the outstanding voting shares of an investment company and limits such investments to no more than 5% of the fund’s total assets in any single investment company and no more than 10% in any combination of two or more investment companies. Each Fund may purchase or otherwise invest in shares of affiliated exchange traded funds. Each Fund may invest in affiliated money market funds.

MONEY MARKET INSTRUMENTS. Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments in which a Fund may invest include: (i) short-term obligations issued by the U.S. Government; (ii) negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions; (iii) commercial paper rated at the date of purchase “Prime-1” by Moody’s or “A-1+” or “A-1” by Standard & Poor’s (“S&P”) or, if unrated, of comparable quality as determined by the Fund; and (iv) repurchase agreements. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

NON-U.S. SECURITIES. The International Funds invest a significant portion of their assets in non-U.S. equity securities. Investments in non-U.S. equity securities involve certain risks that may not be present in investments in U.S. securities. For example, non-U.S. securities may be subject to currency risks or to foreign government taxes. There may be less information publicly available about a non-U.S. issuer than about a U.S. issuer, and a foreign issuer may or may not be subject to uniform accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Other risks of investing in such securities include political or economic instability in the country involved, the difficulty of predicting international trade patterns and the possibility of imposition of exchange controls. The prices of such securities may be more volatile than those of domestic securities. With respect to certain foreign countries, there is a possibility of expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments, difficulty in obtaining and enforcing judgments against foreign entities or diplomatic developments which could affect investment in these countries. Losses and other expenses may be incurred in converting between various currencies in connection with purchases and sales of foreign securities.

Non-U.S. stock markets may not be as developed or efficient as, and may be more volatile than, those in the U.S. While the volume of shares traded on non-U.S. stock markets generally has been growing, such markets usually have substantially less volume than U.S. markets. Therefore, a Fund’s investment in non-U.S. equity securities may be less liquid and subject to more rapid and erratic price movements than comparable securities listed for trading on U.S. exchanges. Non-U.S. equity securities may trade at price/earnings multiples higher than comparable U.S. securities and such levels may not be sustainable. There may be less government supervision and regulation of foreign stock exchanges, brokers, banks and listed companies abroad than in the U.S. Moreover, settlement practices for transactions in foreign markets may differ from those in U.S. markets. Such differences may include delays beyond periods customary in the U.S. and practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of a failed settlement, which can result in losses to a Fund. The value of non-U.S. investments and the investment income derived from them may also be affected unfavorably by changes in currency exchange control regulations. Foreign brokerage commissions, custodial expenses and other fees are also generally higher than for securities traded in the U.S. This may cause the International Funds to incur higher portfolio transaction costs than domestic equity funds. Fluctuations in exchange rates may also affect the earning power and asset value of the foreign entity issuing a security, even one denominated in U.S. dollars. Dividend and interest payments may be repatriated based on the exchange rate at the time of disbursement, and restrictions on capital flows may be imposed.

Set forth below for certain markets in which the Funds may invest are brief descriptions of some of the conditions and risks in each such market.

Investments in Emerging Markets Securities. The WisdomTree Global Natural Resources, Global ex-US Utilities, Global ex-US Real Estate, Commodity Country Equity and Asia Pacific ex-Japan Funds invest a portion of their assets in emerging market securities. Investing in securities listed and traded in emerging markets may be subject to additional risks associated with emerging market economies. Such risks may include: (i) greater market volatility; (ii) lower trading volume; (iii) greater social, political and economic uncertainty; (iv) governmental controls on foreign investments and limitations on repatriation of invested capital; (v) the risk that companies may be held to lower disclosure, corporate governance, auditing and financial reporting standards than companies in more developed markets; and (vi) the risk that there may be less protection of property rights than in other countries. Emerging markets are generally less liquid and less efficient than developed securities markets.

Investments in Australia. Certain of the International Funds may invest in companies organized and listed in Australia. The WisdomTree Australia Dividend Fund invests exclusively in companies organized in Australia. The Commodity Country Equity Fund and the Global ex-US Real Estate Fund also invest a portion of their assets in Australia. The Asia Pacific ex-Japan Fund generally invests a relatively large percentage of its assets in companies organized in Australia. The economy of Australia is heavily dependent on the demand for natural resources and agricultural products. Conditions that weaken demand for such products worldwide could have a negative impact on the Australian economy as a whole. These and other factors could have a negative impact on a Fund’s performance.

Investments in Brazil. The Commodity Country Equity Fund and the Global ex-US Utilities Fund may invest in companies organized and listed in Brazil. Investing in securities of Brazilian companies involves certain considerations not typically associated with investing in securities of U.S. companies or the U.S. Government, including (i) investment and repatriation controls, which could affect the Fund’s ability to operate, and to qualify for, the favorable tax treatment afforded to regulated investment companies for U.S. Federal income tax purposes; (ii) fluctuations in the rate of exchange between the Brazilian Real and the U.S. dollar; (iii) the generally greater price volatility and lesser liquidity that characterize Brazilian securities markets, as compared with U.S. markets; (iv) the effect that a trade deficit could have on economic stability and the Brazilian government’s economic policy; (v) high rates of inflation; (vi) governmental involvement in and influence on the private sector; (vii) Brazilian accounting, auditing and financial standards and requirements, which differ from those in the United States; and (viii) political and other considerations, including changes in applicable Brazilian tax laws. These and other factors could have a negative impact on a Fund’s performance.

Investments in Canada. The Commodity Country Equity Fund, the Global Natural Resources Fund, the Global ex-US Real Estate Fund and the Global ex-US Utilities Fund may invest in companies organized and listed in Canada. The U.S. is Canada’s largest trading partner and foreign investor. As a result, changes to the U.S. economy may significantly affect the Canadian economy. The economy of Canada is also heavily dependent on the demand for natural resources and agricultural products. Conditions that weaken demand for such products worldwide could have a negative impact on the Canadian economy as a whole. These and other factors could have a negative impact on a Fund’s performance.

Investments in China and Hong Kong. The Asia-Pacific ex-Japan Fund and the Global ex-US Real Estate Fund may invest in securities listed and traded on the Hong Kong Stock Exchange. In addition to the aforementioned risks of investing in non-U.S. securities, investing in securities listed and traded in Hong Kong involves special considerations not typically associated with investing in countries with more democratic governments or more established economies or securities markets. Such risks may include: (i) the risk of nationalization or expropriation of assets or confiscatory taxation; (ii) greater social, economic and political uncertainty (including the risk of war); (iii) dependency on exports and the corresponding importance of international trade; (iv) increasing competition from Asia’s other low-cost emerging economies; (v) currency exchange rate fluctuations and the lack of available currency hedging instruments; (vi) higher rates of inflation; (vii) controls on foreign investment and limitations on repatriation of invested capital and on the Fund’s ability to exchange local currencies for U.S. dollars; (viii) greater governmental involvement in and control over the economy; (ix) the risk that the Chinese government may decide not to continue to support the economic reform programs implemented since 1978 and could return to the prior, completely centrally planned, economy; (x) the fact that Chinese companies, particularly those located in China, may be smaller, less seasoned and newly organized; (xi) the differences in, or lack of, auditing and financial reporting standards which may result in unavailability of material information about issuers, particularly in China; (xii) the fact that statistical information regarding the economy of China may be inaccurate or not comparable to statistical information regarding the U.S. or other economies; (xiii) the less extensive, and still developing, regulation of the securities markets, business entities and commercial transactions; (xiv) the fact that the settlement period of securities transactions in foreign markets may be longer; (xv) the willingness and ability of the Chinese government to support the Chinese and Hong Kong economies and markets is uncertain; (xvi) the risk that it may be more difficult, or impossible, to obtain and/or enforce a judgment than in other countries; (xvii) the rapidity and erratic nature of growth, particularly in China, resulting in inefficiencies and dislocations; (xviii) the risk that, because of the degree of interconnectivity between the economies and financial markets of China and Hong Kong, any sizable reduction in the demand for goods from China, or an economic downturn in China, could negatively affect the economy and financial market of Hong Kong as well; and (xix) the risk that certain companies in the Fund’s Index may have dealings with countries subject to sanctions or embargoes imposed by the U.S. Government or identified as state sponsors of terrorism.

Investments in Hong Kong are also subject to certain political risks. Following the establishment of the People’s Republic of China by the Communist Party in 1949, the Chinese government renounced various debt obligations incurred by China’s predecessor governments, which obligations remain in default, and expropriated assets without compensation. There can be no assurance that the Chinese government will not take similar action in the future. An investment in the Fund involves risk of a total loss. China has committed by treaty to preserve Hong Kong’s autonomy and its economic, political and social freedoms for 50 years from the July 1, 1997 transfer of sovereignty from Great Britain to China. However, if China would exert its authority so as to alter the economic, political or legal structures or the existing social policy of Hong Kong, investor and business confidence in Hong Kong could be negatively affected, which in turn could negatively affect markets and business performance. These and other factors could have a negative impact on a Fund’s performance.

Investments in India. The Global Natural Resources Fund invests in securities listed and traded in India. Investments in India may be more volatile and less liquid and may offer higher potential for gains and losses than investments in more developed markets. Economic and political structures in India may lack the stability of those of more developed nations. Unanticipated political or social developments in India and surrounding regions may affect the value of the Fund’s investments and the value of Fund shares. Although the government has recently begun to institute economic reform policies, there can be no assurance that it will continue to pursue such policies or, if it does, that such policies will succeed. Monsoons and other natural disasters in India and surrounding regions also can affect the value of Fund investments.

The laws relating to limited liability of corporate shareholders, fiduciary duties of officers and directors, and the bankruptcy of state enterprises are generally less well developed than or different from such laws in the United States. It may be more difficult to obtain a judgment in Indian courts than it is in the United States.

The market for securities in India may be less liquid and transparent than the markets in more developed countries. In addition, strict restrictions on foreign investment may decrease the liquidity of the Fund’s portfolio or inhibit the Fund’s ability to achieve its investment objective. The Fund may be unable to buy or sell securities or receive full value for such securities. Settlement of securities transactions in the Indian subcontinent are subject to risk of loss, may be delayed and are generally less efficient than in the United States. In addition, disruptions due to work stoppages and trading improprieties in these securities markets have caused such markets to close. If extended closings were to occur in stock markets where the Fund was heavily invested, the Fund’s ability to redeem Fund shares could become correspondingly impaired. Each of these events could have a negative impact on the liquidity and value of the Fund’s investments. To mitigate these risks, the Fund may maintain a higher cash position than it otherwise would, or the Fund may have to sell more liquid securities which it would not otherwise choose to sell, possibly diluting its return and inhibiting its ability to track its Index.

In recent years, exchange-listed companies in the technology sector and related sectors (such as software) have grown so as to represent a significant portion of the total capitalization of the Indian market. The value of these companies will generally fluctuate in response to technological and regulatory developments. The stock markets in the region are undergoing a period of growth and change, which may result in trading or price volatility and difficulties in the settlement and recording of transactions, and in interpreting and applying the relevant laws and regulations. The securities industries in these countries are comparatively underdeveloped, and stockbrokers and other intermediaries may not perform as well as their counterparts in the United States and other more developed securities markets. In some cases, physical delivery of securities in small lots has been required in India and a shortage of vault capacity and trained personnel has existed among qualified custodial Indian banks. These and other factors could have a negative impact on the Fund’s performance.

Investments in Japan. The Global ex-US Real Estate Fund and the Global ex-US Utilities Fund may invest in companies organized and listed in Japan. The Japanese economy is characterized by government intervention and protectionism, an unstable financial services sector, and relatively high unemployment. Economic growth is heavily dependent on international trade, government support and consistent government policy. Slowdowns in the economies of key trading partners such as the United States, China and countries in Southeast Asia could have a negative impact on the Japanese economy as a whole. These and other factors could have a negative impact on a Fund’s performance.

Investments in Singapore. The Asia-Pacific ex-Japan Fund and the Global ex-US Real Estate Fund may invest in companies organized and listed in Singapore. The economy of Singapore is heavily dependent on international trade and export. Conditions that weaken demand for such products worldwide or in the Asian region could have a negative and significant impact on the Singaporean economy as a whole. In addition, the economy of Singapore may be particularly vulnerable to external market changes because of its smaller size. These and other factors could have a negative impact on a Fund’s performance.

Investments in South Africa. The Commodity Country Equity Fund and the Global Natural Resources Fund may invest in companies organized and listed in South Africa. Although South Africa is a developing country with a solid economic infrastructure (in some regards rivaling other developed countries), certain issues, such as unemployment, access to health care, limited economic opportunity, and other financial constraints, continue to present obstacles to full economic development. There can be no assurance that initiatives by the government to address these issues will achieve the desired results. South Africa’s currency may be vulnerable to devaluation. These and other factors could have a negative impact on the Fund’s performance.

Investments in South Korea. The Asia Pacific ex-Japan Fund may invest in companies organized and listed in South Korea. The economy of South Korea is heavily dependent on exports and the demand for certain finished goods. South Korea’s main industries include electronics, automobile production, chemicals, shipbuilding, steel, textiles, clothing, footwear, and food processing. Conditions that weaken demand for such products worldwide or in other Asian countries could have a negative impact on the South Korean economy as a whole. Relations with North Korea could also have a significant impact on the economy of South Korea. These and other factors could have a negative impact on the Fund’s performance.

Investments in Taiwan. The Asia Pacific ex-Japan Fund and the Global Natural Resources Fund may invest in companies organized and listed in Taiwan. The economy of Taiwan is heavily dependent on exports. Currency fluctuations, increasing competition from Asia’s other emerging economies, and conditions that weaken demand for Taiwan’s export products worldwide could have a negative impact on the Taiwanese economy as a whole. Concerns over Taiwan’s history of political contention and its current relationship with China may also have a significant impact on the economy of Taiwan. These and other factors could have a negative impact on the Fund’s performance.

Investments in the United Kingdom. The Global Natural Resources Fund, the Global ex-US Real Estate Fund and the Global ex-US Utilities Fund may invest in companies organized and listed in the United Kingdom. The United Kingdom has one of the largest economies in Europe and trades heavily with other European countries. The economy of the United Kingdom may be impacted by changes to the economic health of other European countries. These and other factors could have a negative impact on a Fund’s performance.

REAL ESTATE INVESTMENT TRUSTS. Each Fund may invest in the securities of real estate investment trusts (“REITs”) to the extent allowed by law. Risks associated with investments in securities of REITs include: decline in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, variations in rental income, changes in neighborhood values, the appeal of properties to tenants, and increases in interest rates. In addition, equity REITs may be affected by changes in the values of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of credit extended. REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects. REITs are also subject to heavy cash-flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass-through of income and net gains under the Code, and to maintain exemption from the 1940 Act. If an issuer of debt securities collateralized by real estate defaults, it is conceivable that the REITs could end up holding the underlying real estate.

REPURCHASE AGREEMENTS. Each Fund may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. A repurchase agreement is a transaction in which a Fund purchases securities or other obligations from a bank or securities dealer (or its affiliate) and simultaneously commits to resell them to a counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations. A Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “triparty” custodian or sub-custodian that maintains separate accounts for both the Fund and its counterparty. Thus, the obligation of the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by such obligations.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that at all times the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by a Fund upon acquisition is accrued as interest and included in its net investment income. Repurchase agreements involving obligations other than U.S. Government securities (such as commercial paper and corporate bonds) may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty’s insolvency. If the seller or guarantor becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition of collateral.

REVERSE REPURCHASE AGREEMENTS. Each Fund may enter into reverse repurchase agreements, which involve the sale of securities held by a Fund subject to its agreement to repurchase the securities at an agreed-upon date or upon demand and at a price reflecting a market rate of interest. Reverse repurchase agreements are subject to each Fund’s limitation on borrowings and may be entered into only with banks or securities dealers or their affiliates. While a reverse repurchase agreement is outstanding, a Fund will maintain the segregation, either on its records or with the Trust’s custodian, of cash or other liquid securities, marked to market daily, in an amount at least equal to its obligations under the reverse repurchase agreement.

Reverse repurchase agreements involve the risk that the buyer of the securities sold by a Fund might be unable to deliver them when that Fund seeks to repurchase. If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer or trustee or receiver may receive an extension of time to determine whether to enforce a Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

SECURITIES LENDING. Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. Loans of portfolio securities provide the Funds with the opportunity to earn additional income on the Fund’s portfolio securities. All securities loans will be made pursuant to agreements requiring the loans to be continuously secured by collateral in cash, or money market instruments, or money market funds at least equal at all times to the market value of the loaned securities. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. The Funds retain all or a portion of the interest received on investment of cash collateral or receive a fee from the borrower. Lending portfolio securities involves risks of delay in recovery of the loaned securities or in some cases loss of rights in the collateral should the borrower fail financially. Furthermore, because of the risks of delay in recovery, the Fund may lose the opportunity to sell the securities at a desirable price. A Fund will generally not have the right to vote securities while they are being loaned.

TRACKING STOCKS. Each Fund may invest in tracking stocks. A tracking stock is a separate class of common stock whose value is linked to a specific business unit or operating division within a larger company and which is designed to “track” the performance of such business unit or division. The tracking stock may pay dividends to shareholders independent of the parent company. The parent company, rather than the business unit or division, generally is the issuer of tracking stock. However, holders of the tracking stock may not have the same rights as holders of the company’s common stock.

FUTURE DEVELOPMENTS. The Board may, in the future, authorize each Fund to invest in securities contracts and investments other than those listed in this SAI and in each Fund’s Prospectus, provided they are consistent with the Fund’s investment objective and do not violate any investment restrictions or policies.

PROXY VOTING POLICY

The Trust has adopted as its proxy voting policies for each Fund the proxy voting guidelines of Mellon Capital. The Trust has delegated to Mellon Capital the authority and responsibility for voting proxies on the portfolio securities held by each Fund. The remainder of this section discusses each Fund’s proxy voting guidelines and Mellon Capital’s role in implementing such guidelines.

Mellon Capital, through its participation on The Bank of New York Mellon (“BNY Mellon”) Corporation’s Proxy Policy Committee (“PPC”), has adopted a Proxy Voting Policy, related procedures, and voting guidelines which are applied to those client accounts over which it has been delegated the authority to vote proxies. In voting proxies, Mellon Capital seeks to act solely in the best financial and economic interest of the applicable client. Mellon Capital will carefully review proposals that would limit shareholder control or could affect the value of a client’s investment. It will generally oppose proposals designed to insulate an issuer’s management unnecessarily from the wishes of a majority of shareholders. It will generally support proposals designed to provide management with short-term insulation from outside influences so as to enable management to negotiate effectively and otherwise achieve long-term goals. On questions of social responsibility where economic performance does not appear to be an issue, Mellon Capital will attempt to ensure that management reasonably responds to the social issues. Responsiveness will be measured by management’s efforts to address the proposal including, where appropriate, assessment of the implications of the proposal to the ongoing operations of the company. The PPC will pay particular attention to repeat issues where management has failed in its commitment in the intervening period to take actions on issues. Mellon Capital recognizes its duty to vote proxies in the best interests of its clients. Mellon Capital seeks to avoid material conflicts of interest through its participation in the PPC, which applies detailed, pre-determined proxy voting guidelines (the “Voting Guidelines”) in an objective and consistent manner across client accounts, based on internal and external research and recommendations provided by a third-party vendor, and without consideration of any client relationship factors. Further, Mellon Capital and its affiliates engage a third party as an independent fiduciary to vote all proxies for BNY Mellon securities and affiliated mutual fund securities.

Proxy voting proposals are reviewed, categorized, analyzed and voted in accordance with the Voting Guidelines. These guidelines are reviewed periodically and updated as necessary to reflect new issues and any changes in our policies on specific issues. Items that can be categorized under the Voting Guidelines will be voted in accordance with any applicable guidelines or referred to the PPC, if the applicable guidelines so require. Proposals that cannot be categorized under the Voting Guidelines will be referred to the PPC for discussion and vote. Additionally, the PPC may review any proposal where it has identified a particular company, industry or issue for special scrutiny. With regard to voting proxies of foreign companies, Mellon Capital may weigh the cost of voting, and potential inability to sell the securities (which may occur during the voting process), against the benefit of voting the proxies to determine whether or not to vote.

In evaluating proposals regarding incentive plans and restricted stock plans, the PPC typically employs a shareholder value transfer model. This model seeks to assess the amount of shareholder equity flowing out of the company to executives as options are exercised. After determining the cost of the plan, the PPC evaluates whether the cost is reasonable based on a number of factors, including industry classification and historical performance information. The PPC generally votes against proposals that permit the repricing or replacement of stock options without shareholder approval.

A complete copy of the Proxy Voting Policy may be obtained by calling 1-866-909-9473; or writing to: WisdomTree Trust, c/o ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203.

The Trust is required to disclose annually the Funds’ complete proxy voting record on Form N-PX covering the period from July 1 of one year through June 30 of the next and to file Form N-PX with the Securities and Exchange Commission (“SEC”) no later than August 31 of each year. The current Form N-PX for the Funds is available at no charge upon request by calling 1-866-909-9473 or through the Trust’s website at www.wisdomtree.com. The Funds’ Form N-PX is also available on the SEC’s website at www.sec.gov.

PORTFOLIO HOLDING DISCLOSURE POLICIES AND PROCEDURES

The Trust has adopted a Portfolio Holdings Policy (the “Policy”) designed to govern the disclosure of Fund portfolio holdings and the use of material non-public information about Fund holdings. The Policy applies to all officers, employees, and agents of the Funds, including the WisdomTree Asset Management and Mellon Capital (together, the “Advisers”). The Policy is designed to ensure that the disclosure of information about each Fund’s portfolio holdings is consistent with applicable legal requirements and otherwise in the best interest of each Fund.

As exchange traded funds, information about each Fund’s portfolio holdings is made available on a daily basis in accordance with the provisions of any Order of the SEC applicable to the Funds, regulations of the Funds’ Listing Exchange and other applicable SEC regulations, orders and no-action relief. Such information typically reflects all or a portion of a Fund’s anticipated portfolio holdings as of the next Business Day. A “Business Day” with respect to each Fund is any day on which the national securities exchange on which the Fund is listed for trading (each, a “Listing Exchange”) is open for business. This information is used in connection with the Creation and Redemption process and is disseminated on a daily basis through the facilities of the Listing Exchange, the National Securities Clearing Corporation (“NSCC”) and/or third-party service providers.

Each Fund may disclose on the Funds’ website at the start of each Business Day the identities and quantities of the securities and other assets held by each Fund that will form the basis of the Fund’s calculation of its NAV on that Business Day. The portfolio holdings so disclosed will be based on information as of the close of business on the prior Business Day and/or trades that have been completed prior to the opening of business on that Business Day and that are expected to settle on that Business Day.

Daily access to each Fund’s portfolio holdings is permitted to personnel of the Advisers, the Funds’ distributor and the Funds’ administrator, custodian and accountant and other agents or service providers of the Trust who have need of such information in connection with the ordinary course of their respective duties to the Funds. The Funds’ Chief Compliance Officer may authorize disclosure of portfolio holdings.

Each Fund may disclose its complete portfolio holdings or a portion of its portfolio holdings online at www.wisdomtree.com. Online disclosure of such holdings is publicly available at no charge.

Each Fund will disclose its complete portfolio holdings schedule in public filings with the SEC on a quarterly basis, based on the Fund’s fiscal year, within sixty (60) days of the end of the quarter, and will provide that information to shareholders, as required by federal securities laws and regulations thereunder.

No person is authorized to disclose a Fund’s portfolio holdings or other investment positions except in accordance with the Policy. The Trust’s Board reviews the implementation of the Policy on a periodic basis.

DESCRIPTION OF THE WISDOMTREE INDEXES

Brief descriptions of the Indexes on which the Funds are based and the equity markets in which the Funds invest are provided below. Additional information about each Index, including the components and weightings of the Indexes, as well as the rules that govern inclusion and weighting in each of the Indexes is available at www.wisdomtree.com.

Component Selection Criteria. In order to be included in one of the WisdomTree Dividend Indexes, a company must pay regular cash dividends on shares of its common stock. Companies must also meet certain liquidity requirements. For example, a company generally must have a minimum market capitalization of $100 million as of the Index measurement date (defined below) and have an average daily dollar volume traded of at least $100,000 for the three months prior to the Index measurement date. Some Indexes have higher minimum capitalization and liquidity requirements. To be included in one of the U.S. Dividend Indexes, a company must be incorporated in the United States (including Puerto Rico), and must list its shares on the New York Stock Exchange (“NYSE”), or the NASDAQ. To be included in one of the non-U.S. Indexes, a company must list its shares on a major non-U.S. stock exchange and be organized outside of the United States. Common stocks, real estate investment trusts, tracking stocks, and holding companies are eligible for inclusion in each Index. Limited partnerships, limited liability companies, mortgage REITS, royalty trusts, preferred stocks, closed-end funds, ETFs, and derivative securities, such as warrants and rights, are not eligible.

Annual Index Reconstitution. The WisdomTree Indexes are “reconstituted” on an annual basis. New securities are added to the Indexes only during the “annual reconstitution.” The annual reconstitution of the International Indexes takes place at the end of May and the beginning of June each year.

During the annual reconstitution, securities are screened to determine whether they comply with WisdomTree’s proprietary Index methodology and are eligible to be included in an Index. This date is sometimes referred to as the “Index measurement date” or the “Screening Point.” Based on this screening, securities that meet Index requirements are added to the applicable Index and securities that do not meet such requirements are dropped from the applicable Index. A “preliminary Index” is made publicly available based on this information. The “Weighting Date” is the date when the final weights of each component security of each Index are established. This is determined after the close of trading on the second Monday of June. The final Index constituents and their respective weightings are made publicly available at this time. The final Index constituents and final constituent weightings go into effect immediately before the opening of trading on the Monday following the Weighting Date. This is sometimes referred to as the “Reconstitution Date.”

Index Maintenance. Index maintenance occurs throughout the year and includes monitoring and implementing the adjustments for company additions and deletions, stock splits, corporate restructurings and other corporate actions. Corporate actions are generally implemented after the close of trading on the day prior to the ex-date of such corporate actions. To the extent reasonably practicable, such changes will be announced at least two days prior to their implementation.

Should any company achieve a weighting equal to or greater than 24% of an Index, its weighting will be reduced at the close of the current calendar quarter and other components in the Index will be rebalanced. Moreover, should the collective weight of Index component securities whose individual current weights equal or exceed 5% of an Index, when added together, exceed 50% of such Index, the weightings in those component securities will be reduced so that their collective weight equals 40% of the Index as of the close of the current calendar quarter, and other components in the Index will be rebalanced.

Index Availability. Each WisdomTree Index is calculated and disseminated throughout each day the NYSE is open for trading.

Changes to the Index Methodology. The WisdomTree Indexes are governed by a published, rules-based methodology. Changes to the methodology will be publicly disclosed at www.wisdomtreeindexes.com prior to implementation. Sixty (60) days prior notice will be given prior to the implementation of any such change.

Index Calculation Agent. In order to minimize any potential for conflicts caused by the fact that WisdomTree Investments and its affiliates act as Index provider and investment adviser to the Funds, WisdomTree Investments has retained an unaffiliated third party to calculate each Index (the “Calculation Agent”). The Calculation Agent, using the rules-based methodology, will calculate, maintain and disseminate the Indexes on a daily basis. WisdomTree Investments will monitor the results produced by the Calculation Agent to help ensure that the Indexes are being calculated in accordance with the rules-based methodology. In addition, WisdomTree Investments and WisdomTree Asset Management have established policies and procedures designed to prevent non-public information about pending changes to the Indexes from being used or disseminated in an improper manner. Furthermore, WisdomTree Investments and WisdomTree Asset Management have established policies and procedures designed to prevent improper use and dissemination of non-public information about the Funds’ portfolio strategies and to prevent the Funds’ portfolio managers from having any influence on the construction of the Index methodology.

WISDOMTREE GLOBAL INDEXES

WisdomTree Australia Dividend Index

Number of Components: approximately 83

Index Description. The WisdomTree Australia Dividend Index measures the performance of dividend-paying companies organized and listed for trading in Australia. The Index is comprised of the 10 largest qualifying companies from each sector ranked by market capitalization. Companies are weighted in the Index based on their dividend yields.

WisdomTree Asia Pacific ex-Japan Index

Number of Components: approximately 300

Index Description. The WisdomTree Asia Pacific ex-Japan Index measures the performance of dividend-paying companies incorporated in the Asia Pacific region (excluding Japan). The Index includes companies incorporated in one of the following countries: Australia, China, Hong Kong, India, Indonesia, Malaysia, New Zealand, Philippines, Singapore, South Korea, Taiwan, and Thailand. The Index consists of the 300 qualifying companies with the highest market capitalizations. Companies are weighted in the Index based on annual cash dividends paid. Exposure to any single country is capped at 25%.

WisdomTree Commodity Country Equity Index

Number of Components: approximately 175

Index Description. The WisdomTree Commodity Country Equity Index measures the performance of dividend-paying companies from “commodity countries.” For these purposes, a “commodity country” is a country whose economic success is commonly identified with the production and export of commodities (such as precious metals, oil, agricultural products or other raw materials). As the demand for, or price of, such commodities increases, money tends to flow into the country. This generally lifts the country’s economic prospects and stock market returns. Conversely, declines in the demand for, or price of, such commodities can have a negative impact on a country’s economy and stock price returns. The Index is comprised of dividend-paying companies (ranked by market capitalization) from each of the following commodity countries: Australia, Brazil, Canada, Chile, New Zealand, Norway, Russia and South Africa. Each country has an allocation of approximately 12.5% within the Index. Up to 20 qualifying companies may be included in each country allocation. Companies are weighted within each country allocation based on annual cash dividends paid.

WisdomTree Global Natural Resources Index

Number of Components: approximately 54

Index Description. The WisdomTree Global Natural Resources Index measures the performance of dividend-paying companies in the Global Natural Resources sector. These companies include energy companies (such as oil and gas producers) and basic materials companies (such as metal and mining companies). The Index is comprised of the 100 largest qualifying companies ranked by market capitalization. Companies are weighted in the Index based on their dividend yields.

WisdomTree Global ex-US Utilities Index

Number of Components: approximately 71

Index Description. The WisdomTree Global ex-US Utilities Index measures the performance of utilities companies from developed and emerging markets outside of the United States that are classified as being part of the “Global Utilities” sector. The Index is comprised of the 100 largest qualifying utilities companies ranked by market capitalization. Companies are weighted in the Index based on their dividend yields.

WisdomTree Global ex-US Real Estate Index

Number of Components: approximately 158

Index Description. The WisdomTree Global ex-US Real Estate Index measures the performance of companies from developed and emerging markets outside of the United States that are classified as being part of the “Global Real Estate” sector. The Index is comprised of real estate companies with market capitalizations greater than $1 billion. Companies are weighted in the Index based on regular cash dividends paid. The Index includes the following types of companies: real estate operating companies; real estate development companies; and diversified real estate investment trusts or “REITs.”

INVESTMENT LIMITATIONS

The following fundamental investment policies and limitations supplement those set forth in each Fund’s Prospectus. Unless otherwise noted, whenever a fundamental investment policy or limitation states a maximum percentage of a Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Fund’s acquisition of such security or other asset. Accordingly, other than with respect to a Fund’s limitations on borrowings, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with a Fund’s investment policies and limitations.

Each Fund’s fundamental investment policies cannot be changed without the approval of the holders of a majority of that Fund’s outstanding voting securities as defined under the 1940 Act. Each Fund, however, may change the non-fundamental investment policies described below, its investment objective, and its underlying Index without a shareholder vote provided that it obtains Board approval and notifies its shareholders with at least sixty (60) days prior written notice of any such change.

Fundamental Policies. The following investment policies and limitations are fundamental and may NOT be changed without shareholder approval.

Each Fund, as a fundamental investment policy, may not:

Senior Securities

Issue senior securities, except as permitted under the 1940 Act.

Borrowing

Borrow money, except as permitted under the 1940 Act.

Underwriting

Act as an underwriter of another issuer’s securities, except to the extent that each Fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of portfolio securities.

Concentration

Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry, except that each Fund will invest more than 25% of its total assets in securities of the same industry to approximately the same extent that each Fund’s underlying Index concentrates in the securities of a particular industry or group of industries.

Real Estate

Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate, real estate investment trusts or securities of companies engaged in the real estate business).

Commodities

Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent each Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

Loans

Lend any security or make any other loan except as permitted under the 1940 Act.

This means that no more than 33 1/3% of its total assets would be lent to other parties. This limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments, permissible under each Fund’s investment policies.

Non-Fundamental Policies. The following investment policy is not fundamental and may be changed without shareholder approval.

Each Fund has adopted a non-fundamental investment policy in accordance with Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in the types of securities suggested by the Fund’s name, including investments that are tied economically to the particular country or geographic region suggested by the Fund’s name. If, subsequent to an investment, the 80% requirement is no longer met, a Fund’s future investments will be made in a manner that will bring the Fund into compliance with this policy.

CONTINUOUS OFFERING

The method by which Creation Unit Aggregations of shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit Aggregations of shares are issued and sold by the Funds on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with the Funds’ distributor, breaks them down into constituent shares, and sells such shares directly to customers, or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in shares, whether or not participating in the distribution of shares, generally are required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus delivery obligation with respect to shares of the Funds are reminded that, pursuant to Rule 153 under the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with the sale on the Listing Exchange is satisfied by the fact that the prospectus is available at the Listing Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

MANAGEMENT OF THE TRUST

Board Responsibilities. The Board of Trustees is responsible for overseeing the management and affairs of the Funds and the Trust. The Board has considered and approved contracts, as described herein, under which certain companies provide essential management and administrative services to the Trust. Like most exchange-traded funds, the day-to-day business of the Trust, including the day-to-day management of risk, is performed by third-party service providers, such as the Adviser, Sub-Adviser, Distributor and Administrator. The Board is responsible for overseeing the Trust’s service providers and, thus, has oversight responsibility with respect to the risk management performed by those service providers. Risk management seeks to identify and eliminate or mitigate the potential effects of risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the Trust or the Funds. Under the overall supervision of the Board and the Audit Committee (discussed in more detail below), the service providers to the Funds employ a variety of processes, procedures and controls to identify risks relevant to the operations of the Trust and the Funds to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. Each service provider is responsible for one or more discrete aspects of the Trust’s business (e.g., the Sub-Adviser is responsible for the day-to-day management of the Funds’ portfolio investments) and, consequently, for managing the risks associated with that activity.

The Board’s role in risk management oversight begins before the inception of a Fund, at which time the Fund’s Adviser presents the Board with information concerning the investment objectives, strategies and risks of the Fund. Additionally, the Fund’s Adviser and Sub-Adviser provide the Board with an overview of, among other things, its investment philosophy, brokerage practices and compliance infrastructure. Thereafter, the Board oversees the risk management of the Fund’s operations, in part, by requesting periodic reports from and otherwise communicating with various personnel of the Fund and its service providers, including the Trust’s Chief Compliance Officer and the Fund’s independent accountants. The Board and, with respect to identified risks that relate to its scope of expertise, the Audit Committee, oversee efforts by management and service providers to manage risks to which the Fund may be exposed.

The Board is responsible for overseeing the nature, extent and quality of the services provided to the Funds by the Adviser and receives information about those services at its regular meetings. In addition, on at least an annual basis, in connection with its consideration of whether to renew any Advisory Agreements and Sub-Advisory Agreements with the Adviser and Sub-Adviser, respectively, the Board meets with the Adviser and Sub-Adviser to review such services. Among other things, the Board regularly considers the Adviser’s and Sub-Adviser’s adherence to each Fund’s investment restrictions and compliance with various Fund policies and procedures and with applicable securities regulations. The Board also reviews information about each Fund’s performance and investments.

The Trust’s Chief Compliance Officer meets regularly with the Board to review and discuss compliance and other issues. At least annually, the Trust’s Chief Compliance Officer provides the Board with a report reviewing the adequacy and effectiveness of the Trust’s policies and procedures and those of its service providers, including the Adviser and Sub-Adviser. The report addresses the operation of the policies and procedures of the Trust and each service provider since the date of the last report; material changes to the policies and procedures since the date of the last report; any recommendations for material changes to the policies and procedures; and material compliance matters since the date of the last report.

The Board receives reports from the Trust’s service providers regarding operational risks, portfolio valuation and other matters. Annually, the independent registered public accounting firm reviews with the Audit Committee its audit of the Trust’s financial statements, focusing on major areas of risk encountered by the Trust and noting any significant deficiencies or material weaknesses in the Trust’s internal controls.

The Board recognizes that not all risks that may affect a Fund can be identified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve the Fund’s goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, despite the periodic reports the Board receives and the Board’s discussions with the service providers to a Fund, it may not be made aware of all of the relevant information of a particular risk. Most of the Trust’s investment management and business affairs are carried out by or through the Funds’ Adviser, Sub-Adviser and other service providers, each of which has an independent interest in risk management but whose policies and the methods by which one or more risk management functions are carried out may differ from the Trust’s and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board’s risk management oversight is subject to substantial limitations.

Members of the Board and Officers of the Trust. Set forth below are the names, dates of birth, positions with the Trust, term of office, number of portfolios overseen, and the principal occupations and other directorships for a minimum of the last five years of each of the persons currently serving as members of the Board and as Executive Officers of the Trust. Also included below is the term of office for each of the Executive Officers of the Trust. The members of the Board serve as Trustees for the life of the Trust or until retirement, removal, or their office is terminated pursuant to the Trust’s Declaration of Trust.

The Chairman of the Board, Victor Ugolyn, is not an interested person of the Funds as that term is defined in the 1940 Act. The Board is composed of a super-majority (75 percent) of Trustees who are not interested persons of the Funds (i.e., “Independent Trustees”). There is an Audit Committee and Governance and Nominating Committee of the Board, each of which is chaired by an Independent Trustee and comprised solely of Independent Trustees. The Committee chair for each is responsible for running the Committee meeting, formulating agendas for those meetings, and coordinating with management to serve as a liaison between the Independent Trustees and management on matters within the scope of the responsibilities of the Committee as set forth in its Board-approved charter. The Funds have determined that this leadership structure is appropriate given the specific characteristics and circumstances of the Funds. The Funds made this determination in consideration of, among other things, the fact that the Independent Trustees of the Funds constitute a super-majority of the Board, the assets under management of the Funds, the number of Funds overseen by the Board, the total number of Trustees on the Board, and the fact that an Independent Trustee serves as Chair of the Board.

Name, Address and Date of Birth of Trustee/Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/ Officer+	Other Directorships Held by Trustee During Past 5 Years

Trustees Who Are Interested Persons of the Trust

Jonathan Steinberg (1964)	Trustee, 2005-present; President, 2005-present	President, WisdomTree Trust since 2005; Chief Executive Officer of WisdomTree Investments, Inc. and Director of WisdomTree Investments, Inc. since 1989.	46	None

Trustees Who Are Not Interested Persons of the Trust

Gregory Barton (1961)*	Trustee, 2006-present	Executive Vice President of Business and Legal Affairs, General Counsel and Secretary of TheStreet.com, since 2009; General Counsel of Martha Stewart Living Omnimedia, Inc. from 2007 to 2008; Executive Vice President of Licensing and Legal Affairs, General Counsel and Secretary of Ziff Davis Media Inc. from 2004 to 2007; Executive Vice President of Legal Affairs, General Counsel and Secretary of Ziff Davis Media Inc. from 2002 to 2004; President from 2001 to 2002, Chief Financial Officer from 2000 to 2002, Vice President of Business Development from 1999 to 2001 and General Counsel and Secretary from 1998 to 2002 of WisdomTree Investments, Inc. (formerly, Index Development Partners, Inc.).	46	Trustee, GLG Investment Series Trust

Name, Address and Date of Birth of Trustee/Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/ Officer+	Other Directorships Held by Trustee During Past 5 Years
Toni Massaro (1955)**	Trustee, 2006-present	Dean Emerita at the University of Arizona James E. Rogers College of Law (“Rogers College of Law”) since 2009 (distinguished Emerita in July 2009); Regents’ Professor since 2006; Milton O. Riepe Chair in Constitutional Law since 1997; Professor at the Rogers College of Law since 1990.	46	None

Victor Ugolyn (1947)	Trustee, 2006-present; Chairman of the Board of Trustees, 2006- present	Private Investor, 2005 to present; President and Chief Executive Officer of William D. Witter, Inc. from 2005 to 2006; Consultant to AXA Enterprise in 2004; Chairman, President and Chief Executive Officer of Enterprise Capital Management (subsidiary of The MONY Group, Inc.) and Enterprise Group of Funds, Chairman of MONY Securities Corporation, and Chairman of the Fund Board of Enterprise Group of Funds from 1991 to 2004.	46	Member of
the Board
of Directors
of New
York
Society of
Security
Analysts;
Member of
the Board
of
Governors
of Naismith
Memorial
Basketball
Hall of
Fame;
Member of
the Board
of
Overseers
of Stanford
University’s
Hoover
				Institution.

Officers of the Trust

Jonathan Steinberg (1964)	Trustee, 2005-present; President, 2005-present	President, WisdomTree Trust since 2005; Chief Executive Officer of WisdomTree Investments, Inc. and Director of WisdomTree Investments, Inc. since 1989.	46	None

Amit Muni*** (1969)	Treasurer, Assistant Secretary, 2008-present	Chief Financial Officer and Assistant Secretary of WisdomTree Investments, Inc. since March 2008; International Securities Exchange Holdings, Inc. (ISE), Controller and Chief Accounting Officer from 2003 to 2008; Instinet Group Inc., Vice President Finance from 2000 to 2003.	46	None

Richard Morris*** (1967)	Secretary, Chief Legal Officer, 2006-present	General Counsel of WisdomTree Asset Management since 2009; Deputy Counsel of WisdomTree Investments, Inc. since 2005; Senior Counsel at Barclays Global Investors, N.A. from 2002 to 2005; Counsel at Barclays Global Investors, N.A. from 2000 to 2001.	46	None

*	Chair of the Audit Committee.
**	Chair of the Governance and Nominating Committee.
***	Elected by and serves at the pleasure of the Board.
+	As of March 31, 2010.

Audit Committee. Each Independent Trustee is a member of the Trust’s Audit Committee (the “Audit Committee”). The principal responsibilities of the Audit Committee are the appointment, compensation and oversight of the Trust’s independent auditors, including the resolution of disagreements regarding financial reporting between Trust management and such independent auditors. The Audit Committee’s responsibilities include, without limitation, to (i) oversee the accounting and financial reporting processes of the Trust and its internal control over financial reporting and, as the Committee deems appropriate, to inquire into the internal control over financial reporting of certain third-party service providers; (ii) oversee the quality and integrity of the Funds’ financial statements and the independent audits thereof; (iii) oversee, or, as appropriate, assist Board oversight of, the Trust’s compliance with legal and regulatory requirements that relate to the Trust’s accounting and financial reporting, internal control over financial reporting and independent audits; (iv) approve prior to appointment the engagement of the Trust’s independent auditors and, in connection therewith, to review and evaluate the qualifications, independence and performance of the Trust’s independent auditors; and (v) act as a liaison between the Trust’s independent auditors and the full Board. The Board of the Trust has adopted a written charter for the Audit Committee. The Independent Trustees’ independent legal counsel assists the Audit Committee in connection with these duties. During the fiscal year ended March 31, 2011, the Audit Committee held XXX meetings.

Governance and Nominating Committee. Each Independent Trustee is also a member of the Trust’s Governance and Nominating Committee. The principal responsibilities of the Governance and Nominating Committee are to (i) oversee Fund governance matters and (ii) identify individuals qualified to serve as Independent Trustees of the Trust and to recommend its nominees for consideration by the full Board. While the Governance and Nominating Committee is solely responsible for the selection and nomination of the Trust’s Independent Trustees, the Nominating Committee may consider nominations for the office of Trustee made by Trust stockholders as it deems appropriate. The Governance and Nominating Committee considers nominees recommended by shareholders if such nominees are submitted in accordance with Rule 14a-8 of the Securities Exchange Act of 1934 (the “1934 Act”), in conjunction with a shareholder meeting to consider the election of Trustees. Trust stockholders who wish to recommend a nominee should send nominations to the Secretary of the Trust that include biographical information and set forth the qualifications of the proposed nominee. During the fiscal year ended March 31, 2011, the Nominating Committee held XXX meetings.

Individual Trustee Qualifications

The Trust has concluded that each of the Trustees should serve on the Board because of their ability to review and understand information about the Trust and the Fund provided to them by management, to identify and request other information they may deem relevant to the performance of their duties, to question management and other service providers regarding material factors bearing on the management and administration of the Fund, and to exercise their business judgment in a manner that serves the best interests of the Fund’s shareholders. The Trust has concluded that each of the Trustees should serve as a Trustee based on his/her own experience, qualifications, attributes and skills as described below.

The Trust has concluded that Mr. Steinberg should serve as Trustee of the Funds because of the experience he has gained as President and Chief Executive Officer of WisdomTree Investments and Director of WisdomTree Investments, Inc., his knowledge of and experience in the financial services industry, and the experience he has gained serving as Trustee of the Funds since 2005.

The Trust has concluded that Mr. Barton should serve as Trustee of the Funds because of the experience he gained working as both a practicing attorney and in a business capacity for several public companies, and the experience he has gained serving as Trustee of the Funds since 2006.

The Trust has concluded that Ms. Massaro should serve as Trustee of the Funds because of the experience she has gained as a law professor, dean and advisor at various universities, and the experience she has gained serving as Trustee of the Funds since 2006.

The Trust has concluded that Mr. Ugolyn should serve as Trustee of the Funds because of the experience he gained as chief executive officer of a firm specializing in financial services, his experience in and knowledge of the financial services industry, his service as chairman for another mutual fund family, and the experience he has gained serving as Trustee of the Funds since 2006.

Fund Shares Owned by Board Members. The following table shows the dollar amount range of each Trustee’s “beneficial ownership” of shares of the Funds as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.

Name of Trustee	Name of Fund	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Interested Trustee
Jonathan L. Steinberg		$ – $	$ – $
Independent Trustees
Gregory E. Barton		$ – $	$ – $
Toni M. Massaro		$ – $	$ – $
Victor Ugolyn		$ – $	$ – $

Remuneration of Trustees. Pursuant to its Investment Advisory Agreement with the Trust, WisdomTree Asset Management pays all compensation of officers and employees of the Trust as well as the fees of all Trustees of the Trust who are affiliated persons of WisdomTree Investments or its subsidiaries.

For calendar year 2011, Eeach independent trustee receives annual compensation of $100126,000. The Audit Committee and Governance and Nominating Committee Chairman will be paid an additional 10% of this amount and the Independent Chairman of the Board will be paid an additional 50%. The Trust also reimburses each Trustee for travel and other out-of-pocket expenses incurred by him or her in connection with attending the meetings.

The following table sets forth the fees paid to each Trustee for the fiscal year ended March 31, 2011.

Name of Interested Trustee	Aggregate Compensation from the Trust	Pension or Retirement Benefits Accrued as Part of Company Expenses	Estimated Annual Benefits upon Retirement	Total Compensation from the Funds and Fund Complex
Jonathan Steinberg	None	None	None	None

Name of Independent Trustee	Aggregate Compensation from the Trust	Pension or Retirement Benefits Accrued as Part of Company Expenses	Estimated Annual Benefits upon Retirement	Total Compensation from the Funds and Fund Complex
Gregory Barton	$	None	None	$
Toni Massaro	$	None	None	$
Victor Ugolyn	$	None	None	$

Trustees and officers of the Trust collectively owned less than 1% of each of the Trust’s outstanding shares as of June 30, 2011.

Control Persons and Principal Holders of Securities.

Although the Trust does not have information concerning the beneficial ownership of shares held in the names of Depository Trust Company participants (“DTC Participants”), as of June 30, 2011, the name and percentage ownership of each DTC Participant that owned of record 5% or more of the outstanding shares of a Fund is set forth in the table below:

Name	DTC Participant Name	Percentage of Ownership

Investment Adviser. WisdomTree Asset Management serves as investment adviser to each Fund pursuant to an Investment Advisory Agreement between the Trust and WisdomTree Asset Management. WisdomTree Asset Management is a Delaware corporation registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”), and has offices located at 380 Madison Avenue, 21st Floor, New York, NY 10017.

Under the Investment Advisory Agreement, WisdomTree Asset Management has overall responsibility for the overall management and administration of the Trust. WisdomTree Asset Management provides an investment program for each Fund. WisdomTree Asset Management also arranges for sub-advisory, transfer agency, custody, fund administration and all other non-distribution related services necessary for the Funds to operate.

Each Fund pays WisdomTree Asset Management the Management Fee indicated below.

Name of Fund	Management Fee
WisdomTree Australia Dividend Fund	0.58%
WisdomTree Asia Pacific ex-Japan Fund	0.48%
WisdomTree Commodity Country Equity Fund	0.58%
WisdomTree Global Natural Resources Fund	0.58%
WisdomTree Global ex-US Utilities Fund	0.58%
WisdomTree Global ex-US Real Estate Fund	0.58%

With respect to each Fund, WisdomTree Asset Management has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s Chief Compliance Officer (“CCO”); (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to WisdomTree Asset Management. Pursuant to a separate contractual arrangement with respect to each Fund through July 31, 2012, WisdomTree Asset Management arranges for the provision of CCO services and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees, in exchange for a fee paid by each Fund of up to 0.0044% of the Fund’s average daily net assets.

For the following periods, the Adviser received the following fees:

Name	Commencement of Operations	Advisory Fee Period Ended March 31, 2009	Advisory Fee Period Ended March 31, 2010	Advisory Fee Period Ended March 31, 2011
WisdomTree Australia Dividend Fund	6/16/06	237,509	478,866
WisdomTree Asia Pacific ex-Japan Fund	6/16/06	412,230	515,347
WisdomTree Commodity Country Equity Fund	10/13/06	480,261	235,173
WisdomTree Global Natural Resources Fund	10/13/06	250,529	212,920
WisdomTree Global ex-US Utilities Fund	10/13/06	295,876	212,676
WisdomTree Global ex-US Real Estate Fund	6/5/07	336,686	408,884

The Advisory Agreement with respect to each Fund continues in effect for two years from its effective date, and thereafter is subject to annual approval by (i) the Board of Trustees of the Trust or (ii) the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, provided that in either event such continuance also is approved by a vote of a majority of the Trustees of the Trust who are not interested persons (as defined in the 1940 Act) of the Fund, by a vote cast in person at a meeting called for the purpose of voting on such approval. If the shareholders of any Fund fail to approve the Advisory Agreement, WisdomTree Asset Management may continue to serve in the manner and to the extent permitted by the 1940 Act and rules and regulations thereunder.

The Advisory Agreement with respect to any Fund is terminable without any penalty, by vote of the Board of Trustees of the Trust or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of that Fund, or by WisdomTree Asset Management, in each case on not less than 30 days nor more than 60 days prior written notice to the other party; provided that a shorter notice period shall be permitted for a Fund in the event its shares are no longer listed on a national securities exchange. The Investment Advisory Agreement will terminate automatically and immediately in the event of its “assignment” (as defined in the 1940 Act).

Sub-Adviser. Mellon Capital, a registered investment adviser, with its principal office located at 50 Fremont Street, San Francisco, CA 94105, serves as Sub-Adviser for, and is responsible for the day-to-day management of, each Fund. As of June 30, 2011, Mellon Capital managed approximately $        billion for institutions. Mellon Capital is a wholly owned indirect subsidiary of BNY Mellon, a publicly traded financial holding company. The Sub-Adviser chooses each Fund’s portfolio investments and places orders to buy and sell the Fund’s portfolio investments. WisdomTree Asset Management pays the Sub-Adviser for providing sub-advisory services to the Funds as described below.

Sub-Adviser’s Fees for the International Funds

The Sub-Adviser is entitled to receive the fees indicated below for acting as Sub-Adviser to the International Funds:

•	7.5 basis points (0.075%) of the first $1 billion in combined daily net assets of all International Funds;

•	5 basis points (0.05%) of the next $1 billion in combined daily net assets of all International Funds;

•	3 basis points (0.03%) of the next $3 billion in combined daily net assets of all International Funds; and

•	2 basis points (0.02%) of the combined daily net assets of all International Funds in excess of $5 billion.

For the following periods, the Adviser paid the Sub-Adviser the following fees:

Name	Commencement of Operations	Sub-Advisory Fee Period Ended March 31, 2009	Sub-Advisory Fee Period Ended March 31, 2010	Sub-Advisory Fee Period Ended March 31, 2011
WisdomTree Australia Dividend Fund	6/16/2006	49,966	54,532
WisdomTree Asia Pacific ex-Japan Fund	6/16/2006	56,505	61,659
WisdomTree Commodity Country Equity Fund	10/13/2006	50,084	50,000
WisdomTree Global Natural Resources Fund	10/13/2006	49,966	50,000
WisdomTree Global ex-US Utilities Fund	10/13/2006	49,966	50,000
WisdomTree Global ex-US Real Estate Fund	6/5/2007	54,409	50,000

Mellon Capital believes that it may perform sub-advisory and related services for the Trust without violating applicable banking laws or regulations. However, the legal requirements and interpretations about the permissible activities of banks and their affiliates may change in the future. These changes could prevent Mellon Capital from continuing to perform services for the Trust. If this happens, the Board would consider selecting other qualified firms. Any new investment sub-advisory agreement would be subject to shareholder approval.

Portfolio Managers. Each Fund is managed by Mellon Capital’s Equity Index Strategies portfolio management team. The individual members of the team responsible for the day-to-day management of each Fund’s portfolio are Karen Q. Wong, Richard A. Brown, and Thomas J. Durante.

Including the WisdomTree ETFs, as of June 30, 2011, the Index Fund Management team managed XXX registered investment companies with approximately $            billion in assets; XXX pooled investment vehicles with approximately $            billion in assets and XXX other accounts with approximately $            billion in assets.

Portfolio Manager Fund Ownership

As of June 30, 2011, the dollar range of securities beneficially owned by the following portfolio managers in the Trust is as follows:

Portfolio Manager	Dollar Range of Securities Beneficially Owned
Karen Q. Wong
Richard A. Brown
Thomas J. Durante

Portfolio Manager Compensation

Mellon Capital’s portfolio managers responsible for managing the Funds are paid by Mellon Capital and not by the Funds.

The primary objectives of the Mellon Capital compensation plans are to:

•	Motivate and reward continued growth and profitability

•	Attract and retain high-performing individuals critical to the ongoing success of Mellon Capital

•	Motivate and reward superior business/investment performance

•	Create an ownership mentality for all plan participants

The investment professionals’ cash compensation is comprised primarily of a market-based base salary and (variable) incentives (cash and deferred). An investment professional’s base salary is determined by the employees’ experience and performance in the role, taking into account the ongoing compensation benchmark analyses. A portfolio manager’s base salary is generally a fixed amount that may change as a result of an annual review, upon assumption of new duties, or when a market adjustment of the position occurs. Funding for the Mellon Capital Annual and Long Term Incentive Plan is through a pre-determined fixed percentage of overall Mellon Capital pre-tax profitability. Therefore, all bonus awards are based initially on Mellon Capital’s financial performance. Annual incentive opportunities are pre-established for each individual, expressed as a percentage of base salary (“target awards”). These targets are derived based on a review of competitive market data for each position annually. Annual awards are determined by applying multiples to this target award. Awards are 100% discretionary. Factors considered in awards include individual performance, team performance, investment performance of the associated portfolio(s) including both short-and long-term returns and qualitative behavioral factors, including both short-and long-term returns and qualitative behavioral factors Other factors considered in determining the award are the asset size and revenue growth/retention of the products managed. Awards are paid partially in cash with the balance deferred through the Long Term Incentive Plan.

These positions that participate in the Annual and Long Term Incentive Plan have a high level of accountability and a large impact on the success of the business due to the position’s scope and overall responsibility. This plan provides for an annual award, payable in cash after a three-year cliff vesting period as well as a grant of BNY Mellon Restricted Stock for senior-level roles.

Mellon Capital’s portfolio managers responsible for managing mutual funds are paid by Mellon Capital and not by the mutual funds. The same methodology described above is used to determine portfolio manager compensation with respect to the management of mutual funds and other accounts. Mutual fund portfolio managers are also eligible for the standard retirement benefits and health and welfare benefits available to all Mellon Capital employees. Certain portfolio managers may be eligible for additional retirement benefits under several supplemental retirement plans that Mellon Capital provides to restore dollar-for-dollar the benefits of management employees that had been cut back solely as a result of certain limits due to the tax laws. These plans are structured to provide the same retirement benefits as the standard retirement benefits. In addition, mutual fund portfolio managers whose compensation exceeds certain limits may elect to defer a portion of their salary and/or bonus under the Bank of New York Mellon Deferred Compensation Plan for Employees.

Description of Material Conflicts of Interest

Because the portfolio managers manage multiple portfolios for multiple clients, the potential for conflicts of interest exists. Each portfolio manager generally manages portfolios having substantially the same investment style as the Funds. However, the portfolios managed by a portfolio manager may not have portfolio compositions identical to those of the Funds managed by the portfolio manager due, for example, to specific investment limitations or guidelines present in some portfolios or accounts, but not others. The portfolio managers may purchase securities for one portfolio and not another portfolio, and the performance of securities purchased for one portfolio may vary from the performance of securities purchased for other portfolios. A portfolio manager may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the Funds, or make investment decisions that are similar to those made for the Funds, both of which have the potential to adversely impact the Funds depending on market conditions. For example, a portfolio manager may purchase a security in one portfolio while appropriately selling that same security in another portfolio. In addition, some of these portfolios have fee structures that are or have the potential to be higher than the advisory fees paid by the Funds, which can cause potential conflicts in the allocation of investment opportunities between the Funds and the other accounts. However, the compensation structure for portfolio managers does not generally provide incentive to favor one account over another because that part of a manager’s bonus based on performance is not based on the performance of one account to the exclusion of others. There are many other factors considered in determining a portfolio manager’s bonus and there is no formula that is applied to weight the factors listed. In addition, current trading practices do not allow Mellon Capital Management Corporation to intentionally favor one portfolio over another as trades are executed or as trade orders are received. Portfolio rebalancing dates also generally vary between fund families. Program trades created from the portfolio rebalance are executed at market close.

Codes of Ethics. The Trust, WisdomTree Asset Management, the Sub-Adviser and the Funds’ distributor have each adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. The Code of Ethics permit personnel subject to the Codes of Ethics to invest in securities for their personal investment accounts, subject to certain limitations, including securities that may be purchased or held by the Funds. The Codes of Ethics are on public file with, and are available from, the SEC.

Administrator, Custodian, Transfer Agent and Securities Lending Agent. The Bank of New York Mellon (“BNY Mellon”) serves as administrator, custodian and transfer agent for the Fund. BNY Mellon’s principal address is One Wall Street, New York, New York 10286. Under the Fund Administration and Accounting Agreement with the Trust, BNY Mellon provides necessary administrative, legal, tax, accounting services and financial reporting for the maintenance and operations of the Trust and the Fund. In addition, BNY Mellon makes available the office space, equipment, personnel and facilities required to provide such services. Under the custody agreement with the Trust, BNY Mellon maintains in separate accounts cash, securities and other assets of the Trust and the Fund, keeps all necessary accounts and records, and provides other services. BNY Mellon is required, upon the order of the Trust, to deliver securities held by BNY Mellon and to make payments for securities purchased by the Trust for the Fund. Also, under a Delegation Agreement, BNY Mellon is authorized to appoint certain foreign custodians or foreign custody managers for Fund investments outside the United States. Pursuant to a Transfer Agency and Service Agreement with the Trust, BNY Mellon acts as transfer agent for the Fund’s authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Trust. As compensation for the foregoing services, BNY Mellon receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Trust from the Trust’s custody account with BNY Mellon. BNY Mellon serves as the Fund’s securities lending agent. As compensation for providing such services, BNY Mellon receives a portion of the income earned by the Fund on collateral investments in connection with the lending program.

For the following periods the Adviser paid the Administrator the following fees:

Name	Commencement of Operations	Administration Fee for the Period Ended March 31, 2009	Administration Fee for the Period Ended March 31, 2010	Administration Fee for the Period Ended March 31, 2011
WisdomTree Australia Dividend Fund	6/16/2006	51,966	40,960
WisdomTree Asia Pacific ex-Japan Fund	6/16/2006	47,943	61,574
WisdomTree Commodity Country Equity Fund	10/13/2006	46,958	22,583
WisdomTree Global Natural Resources Fund	10/13/2006	35,891	20,319
WisdomTree Global ex-US Utilities Fund	10/13/2006	45,507	20,053
WisdomTree Global ex-US Real Estate Fund	6/5/2007	68,227	39,203

Distributor. The principal address of ALPS Distributors, Inc. is 1290 Broadway, Suite 1100, Denver, Colorado 80203. The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes shares of each Fund. The Distribution Agreement will continue for two years from its effective date and is renewable annually. Shares are continuously offered for sale by the Funds through the Distributor only in Creation Unit Aggregations, as described in the applicable Prospectus and below in the Creation & Redemption of Creation Units Aggregations section. Shares in less than Creation Unit Aggregations are not distributed by the Distributor. The Distributor will deliver the applicable Prospectus and, upon request, this SAI to persons purchasing Creation Unit Aggregations and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the 1934 Act and a member of the Financial Industry Regulatory Authority (“FINRA”). The Distributor is not affiliated with WisdomTree Investments, WisdomTree Asset Management, or any stock exchange.

The Distribution Agreement for each Fund will provide that it may be terminated at any time, without the payment of any penalty, on at least sixty (60) days prior written notice to the other party (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the relevant Fund. The Distribution Agreement will terminate automatically in the event of its “assignment” (as defined in the 1940 Act).

The Distributor may also enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Unit Aggregations of shares. Such Soliciting Dealers may also be Authorized Participants (as defined below) or DTC Participants (as defined below).

WisdomTree Asset Management may, from time to time and from its own resources, pay, defray or absorb costs relating to distribution, including payments out of its own resources to the Distributor, or to otherwise promote the sale of shares.

BROKERAGE TRANSACTIONS

The Sub-Adviser assumes general supervision over placing orders on behalf of each Fund for the purchase and sale of portfolio securities. In selecting the brokers or dealers for any transaction in portfolio securities, the Sub-Adviser’s policy is to make such selection based on factors deemed relevant, including but not limited to, the breadth of the market in the security; the price of the security; the reasonableness of the commission or mark-up or mark-down, if any; execution capability; settlement capability; back office efficiency and the financial condition of the broker or dealer, both for the specific transaction and on a continuing basis. The overall reasonableness of brokerage commissions paid is evaluated by the Sub-Adviser based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services. Brokers may also be selected because of their ability to handle special or difficult executions, such as may be involved in large block trades, less liquid securities, broad distributions, or other circumstances. The Sub-Adviser does not consider the provision or value of research, products or services a broker or dealer may provide, if any, as a factor in the selection of a broker or dealer or the determination of the reasonableness of commissions paid in connection with portfolio transactions. The Trust has adopted policies and procedures that prohibit the consideration of sales of a Fund’s shares as a factor in the selection of a broker or a dealer to execute its portfolio transactions.

Brokerage Commissions.

The table below sets forth the brokerage commissions paid by each Fund for the fiscal years ended March 31, 2009, 2010 and 2011.

Name	Commissions Paid for Fiscal Year Ended March 31, 2009	Commissions Paid for Fiscal Year Ended March 31, 2010	Commissions Paid for Fiscal Year Ended March 31, 2011
WisdomTree Australia Dividend Fund	21,511	4,893
WisdomTree Asia Pacific ex-Japan Fund	29,183	5,447
WisdomTree Commodity Country Equity Fund	26,369	1,889
WisdomTree Global Natural Resources Fund	16,739	1,714
WisdomTree Global ex-US Utilities Fund	25,105	1,870
WisdomTree Global ex-US Real Estate Fund	35,319	4,259

Affiliated Brokers

During the fiscal year ended March 31, 2011, the Funds did not pay any commissions to any affiliated brokers.

Regular Broker-Dealers

The following table lists each Fund that acquired securities of its regular brokers or dealers (as defined in the 1940 Act) or of their parents during the fiscal year ended March 31, 2011, the name of each such broker or dealer and the value of each Fund’s aggregate holdings of the securities of each issuer as of March 31, 2011.

Name of Fund	Name of Broker or Dealer	Aggregate Value of Holdings as of March 31, 2011
WisdomTree Asia Pacific ex-Japan Fund
WisdomTree Australia Dividend Fund
WisdomTree Commodity Country Equity Fund
WisdomTree Global Natural Resources Fund
WisdomTree Global ex-U.S. Utilities Fund
WisdomTree Global ex-U.S. Real Estate Fund

Portfolio Turnover.

Portfolio turnover may vary from year to year, as well as within a year. High turnover rates are likely to result in comparatively greater brokerage expenses. The overall reasonableness of brokerage commissions is evaluated by the Adviser based upon its knowledge of available information as to the general level of commissions paid by the other institutional investors for comparable services.

The table below sets forth the portfolio turnover rates of each Fund for the fiscal years ended March 31, 2009, 2010 and 2011.

Name	Portfolio Turnover Rate for Fiscal Year Ended March 31, 2009	Portfolio Turnover Rate for Fiscal Year Ended March 31, 2010	Portfolio Turnover Rate for Fiscal Year Ended March 31, 2011
WisdomTree Australia Dividend Fund	55	25
WisdomTree Asia Pacific ex-Japan Fund	31	18
WisdomTree Commodity Country Equity Fund	53	25
WisdomTree Global Natural Resources Fund	38	16
WisdomTree Global ex-US Utilities Fund	50	17
WisdomTree Global ex-US Real Estate Fund	35	19

*	Amount represents less than 1%.

ADDITIONAL INFORMATION CONCERNING THE TRUST

Shares. The Trust was established as a Delaware statutory trust on December 15, 2005, and consists of multiple series of Funds. Each Fund issues shares of beneficial interest, with $0.001 par value. The Board may designate additional Funds. The Trust is registered with the SEC as an open-end management investment company.

Each share issued by a Fund has a pro rata interest in the assets of that Fund. Shares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each share is entitled to participate equally in dividends and distributions declared by the Board with respect to the relevant Fund, and in the net distributable assets of such Fund on liquidation.

Each share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all Funds vote together as a single class except that, if the matter being voted on affects only a particular Fund, and if a matter affects a particular Fund differently from other Funds, that Fund will vote separately on such matter.

Under Delaware law, the Trust is not required to hold an annual meeting of shareholders unless required to do so under the 1940 Act. The policy of the Trust is not to hold an annual meeting of shareholders unless required to do so under the 1940 Act. All shares (regardless of the Fund) have noncumulative voting rights for the Board. Under Delaware law, Trustees of the Trust may be removed by vote of the shareholders.

Following the creation of the initial Creation Unit Aggregation(s) of shares of a Fund and immediately prior to the commencement of trading in such Fund’s shares, a holder of shares may be a “control person” of the Fund, as defined in the 1940 Act. A Fund cannot predict the length of time for which one or more shareholders may remain a control person or persons of the Fund.

Shareholders may make inquiries by writing to the Trust, c/o ALPS Distributors, Inc., at 1290 Broadway, Suite 1100, Denver, Colorado 80203.

Absent an applicable exemption or other relief from the SEC or its staff, beneficial owners of more than 5% of the shares of a Fund may be subject to the reporting provisions of Section 13 of the 1934 Act and the SEC’s rules promulgated thereunder. In addition, absent an applicable exemption or other relief from the SEC staff, officers and Trustees of a Fund and beneficial owners of 10% of the shares of a Fund (“Insiders”) may be subject to the insider reporting, short-swing profit and short-sale provisions of Section 16 of the 1934 Act and the SEC’s rules promulgated thereunder. Beneficial owners and Insiders should consult with their own legal counsel concerning their obligations under Sections 13 and 16 of the 1934 Act.

Termination of the Trust or a Fund. The Trust or a Fund may be terminated by a majority vote of the Board of Trustees or the affirmative vote of a super-majority of the holders of the Trust or such Fund entitled to vote on termination. Although the shares are not automatically redeemable upon the occurrence of any specific event, the Trust’s organizational documents provide that the Board will have the unrestricted power to alter the number of shares in a Creation Unit Aggregation. In the event of a termination of the Trust or a Fund, the Board, in its sole discretion, could determine to permit the shares to be redeemable in aggregations smaller than Creation Unit Aggregations or to be individually redeemable. In such circumstance, the Trust may make redemptions in-kind, for cash, or for a combination of cash or securities.

Role of DTC. Depository Trust Company (“DTC”) acts as Securities Depository for the Shares of the Trust. Shares of each Fund are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

DTC, a limited-purpose trust company, was created to hold securities of its participants (“DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities’ certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE, the AMEX and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (“Indirect Participants”).

Beneficial ownership of shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant, a written confirmation relating to their purchase of shares. No Beneficial Owner shall have the right to receive a certificate representing such shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the shares of each Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all shares of the Trust. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in shares of each Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants. DTC may decide to discontinue providing its service with respect to shares of the Trust at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

CREATION AND REDEMPTION OF CREATION UNIT AGGREGATIONS

Creation. The Trust issues and sells shares of each Fund only in Creation Unit Aggregations on a continuous basis through the Distributor, without a sales load, at the NAV next determined after receipt, on any Business Day (as defined below), of an order in proper form.

A “Business Day” with respect to each Fund is any day on which the national securities exchange on which the Fund is listed for trading (each a “Listing Exchange”) is open for business. As of the date of this SAI, each Listing Exchange observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Fund Deposit. The consideration for purchase of Creation Unit Aggregations of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities (the “Deposit Securities”) and an amount of cash (the “Cash Component”) computed as described below. The Deposit Securities generally consist of a representative sample of the securities in a Fund’s Underlying Index. Together, the Deposit Securities and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit Aggregation of any Fund.

The Cash Component is sometimes also referred to as the “Balancing Amount.” The Cash Component is an amount equal to the difference between the NAV of the shares (per Creation Unit Aggregation) and the value of Deposit Securities. If the Cash Component is a positive number, the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number, the Authorized Participant will receive the Cash Component. The Cash Component does not include any stamp duty tax or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities. These are the sole responsibility of the Authorized Participant.

Each Fund, through the National Securities Clearing Corporation, makes available on each Business Day, prior to the opening of business on the applicable Listing Exchange (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for each Fund.

Such Deposit Securities are applicable, subject to any adjustments as described below, in order to effect creations of Creation Unit Aggregations of a given Fund until such time as the next-announced composition of the Deposit Securities is made available.

The identity and number of shares of the Deposit Securities required for a Fund Deposit for each Fund changes from time to time based on changes to a Fund’s Underlying Index and other factors.

In addition, the Trust reserves the right to permit or require the substitution of an amount of cash (i.e., a “cash in lieu” amount) to be added to the Cash Component at its discretion. For example, cash may be substituted to replace any Deposit Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC or the Clearing Process (discussed below). The Trust also reserves the right to permit or require a “cash in lieu” amount where the delivery of the Deposit

Security by the Authorized Participant (as described below) would be restricted under the securities laws or where the delivery of the Deposit Security to the Authorized Participant would result in the disposition of the Deposit Security by the Authorized Participant becoming restricted under the securities laws, or in other situations deemed appropriate by the Trust. Although they do not currently do so, the Funds reserve the right to issue and redeem Creation Unit Aggregations solely for cash in an amount equal to the NAV per Creation Unit Aggregation.

Procedures for Creation of Creation Unit Aggregations. To be eligible to place orders with the Distributor and to create a Creation Unit Aggregation of a Fund, an entity must be: (i) a “Participating Party,” i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”), a clearing agency that is registered with the SEC; or (ii) a DTC Participant, and, in each case, must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Unit Aggregations (“Participant Agreement”). A Participating Party and DTC Participant are collectively referred to as an “Authorized Participant.” Investors should contact the Distributor for the names of Authorized Participants that have signed a Participant Agreement. All shares of a Fund, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

All orders to create shares must be placed for one or more Creation Unit Aggregations. Orders to create Creation Unit Aggregations of the International Funds cannot be placed through the Clearing Process. Except as described herein, all orders to create Creation Unit Aggregations must be received by the Distributor no later than the closing time of the regular trading session on the applicable Listing Exchange (“Closing Time”) (ordinarily 4:00 p.m., Eastern time) on the date such order is placed in order for creation of Creation Unit Aggregations to be effected based on the NAV of shares of the applicable Fund as next determined on such date after receipt of the order in proper form. The date on which an order to create Creation Unit Aggregations is placed is referred to as the “Transmittal Date.” Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below, which procedures may change from time to time without notice at the discretion of the Trust. Economic or market disruptions or changes, or telephone or other communication failure, may impede the ability to reach the Distributor or an Authorized Participant.

All orders to create Creation Unit Aggregations through an Authorized Participant shall be placed with an Authorized Participant, in the form required by such Authorized Participant. In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and, therefore, orders to create Creation Unit Aggregations of a Fund have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. In such cases, there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement and only a small number of such Authorized Participants may have international capabilities.

Those placing orders for Creation Unit Aggregations of Domestic Funds through the Clearing Process should afford sufficient time to permit proper submission of the order to the Distributor prior to the Closing Time on the Transmittal Date. Orders for Creation Unit Aggregations of Domestic Funds that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component.

Those placing orders for Creation Unit Aggregations of International Funds should ascertain the applicable deadline for cash transfers by contacting the operations department of the broker or depositary institution making the transfer of the Cash Component. This deadline is likely to be significantly earlier than the closing time of the regular trading session on the applicable Listing Exchange. Investors should be aware that the Authorized Participant may require orders for Creation Units placed with it to be in the form required by the individual Authorized Participant, which form may not be the same as the form of purchase order specified by the Trust that the Authorized Participant must deliver to the Distributor.

Placement of Creation Orders. For each International Fund, BNY Mellon shall cause the sub-custodian of the Funds to maintain an account into which the Authorized Participant shall deliver the securities included in the designated Fund Deposit (or the cash value of all or part of such securities, in the case of a permitted or required cash purchase or “cash in lieu” amount), with any appropriate adjustments as advised by the Trust. Deposit Securities must be delivered to an account maintained at the applicable local sub-custodian(s). Except as described herein, orders to purchase Creation Unit Aggregations must be received by the Distributor from an Authorized Participant on its own or another investor’s behalf by the closing time of the regular trading session on the applicable Listing Exchange on the relevant Business Day. However, when a relevant local market is closed due to local market holidays, the local market settlement process will not commence until the end of the local holiday period. Settlement must occur by 2:00 p.m., Eastern time, on the contractual settlement date. The Authorized Participant must also make available no later than 2:00 p.m., Eastern time, on the contractual settlement date, by means satisfactory to the Trust, immediately available or same-day funds estimated by the Trust to be sufficient to pay the Cash Component next determined after acceptance of the purchase order, together with the applicable purchase transaction fee. Any excess funds will be returned following settlement of the issue of the Creation Unit Aggregation.

To the extent contemplated by the applicable Participant Agreement, Creation Unit Aggregations of International Funds will be issued to such Authorized Participant notwithstanding the fact that the corresponding Fund Deposits have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by such Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked to market daily) at least equal to 110%, which WisdomTree Asset Management may change from time to time of the value of the missing Deposit Securities. Such cash collateral must be delivered no later than 2:00 p.m., Eastern time, on the contractual settlement date. The Participant Agreement will permit the Fund to buy the missing Deposit Securities at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such securities and the value of the collateral.

Cash Purchases. When, in the sole discretion of the Trust, cash purchases of Creation Unit Aggregations of Shares are available or specified for a Fund, such purchases shall be effected in essentially the same manner as in-kind purchases thereof. In the case of a cash purchase, the Authorized Participant must pay the cash equivalent of the Deposit Securities it would otherwise be required to provide through an in-kind purchase, plus the same Cash Component required to be paid by an in-kind purchaser. In addition, to offset the Trust’s brokerage and other transaction costs associated with using the cash to purchase the requisite Deposit Securities, the Authorized Participant must pay the Transaction Fees required for the Fund.

Acceptance of Orders for Creation Unit Aggregations. The Trust reserves the absolute right to reject or revoke acceptance of a creation order. Orders may be rejected and acceptance may be revoked if, for example: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of any Fund; (iii) the Deposit Securities delivered are not as disseminated through the facilities of the NSCC for that date by the Fund as described above; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or WisdomTree Asset Management, have an adverse effect on the Trust or the rights of beneficial owners; or (vii) in the event that circumstances outside the control of the Trust, BNY Mellon, the Distributor or WisdomTree Asset Management make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, WisdomTree Asset Management, the Distributor, DTC, NSCC, BNY Mellon or a sub-custodian or any other participant in the creation process and similar extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit Aggregation of its rejection of the order of such person. The Trust, BNY Mellon, a sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification.

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

Creation Transaction Fee. Each Fund imposes a “Transaction Fee” on investors purchasing or redeeming Creation Units. For this reason, investors purchasing or redeeming through the DTC process generally will pay a higher Transaction Fee than will investors doing so through the NSCC process. The purpose of the Transaction Fee is to protect the existing shareholders of the Funds from the dilutive costs associated with the purchase and redemption of Creation Units. Where a Fund permits an in-kind purchaser to deposit cash in lieu of depositing one or more Deposit Securities, the purchaser may be assessed a higher Transaction Fee to offset the transaction cost to the Fund of buying those particular Deposit Securities. Transaction Fees will differ for each Fund, depending on the transaction expenses related to each Fund’s portfolio securities. Every purchaser of a Creation Unit will receive a Prospectus that contains complete disclosure about the Transaction Fee, including the maximum amount of the Transaction Fee charged by each Fund. Investors who use the services of a broker or other such intermediary may be charged a fee for such services.

The following table sets forth the approximate value of one Creation Unit per Fund, and the standard and maximum creation transaction fee for each of the Funds. These fees may be changes by the Trust.

Name of Fund	Approximate Value of One Creation Unit	Standard Creation Transaction Fee	Maximum Creation Transaction Fee
WisdomTree Australia Dividend Fund	2,600,000	1,200	1,000
WisdomTree Asia Pacific ex-Japan Fund	3,000,000	2,200	6,000
WisdomTree Commodity Country Equity Fund	1,000,000	1,400	3,000
WisdomTree Global Natural Resources Fund	1,000,000	1,000	1,000
WisdomTree Global ex-US Utilities Fund	1,000,000	1,000	1,000
WisdomTree Global ex-US Real Estate Fund	1,000,000	1,600	4,000

Placement of Redemption Orders for International Funds. Orders to redeem Creation Unit Aggregations of International Funds must be delivered through an Authorized Participant that has executed a Participant Agreement. Investors other than Authorized Participants are responsible for making arrangements for a redemption request to be made through an Authorized Participant. Except as described herein, an order to redeem Creation Unit Aggregations of International Funds is deemed received by the Trust on the Transmittal Date if: (i) such order is received by BNY Mellon (in its capacity as Transfer Agent) not later than the Closing Time on the Transmittal Date; (ii) such order is accompanied or followed by the requisite number of shares of the Fund specified in such order, which delivery must be made through DTC to BNY Mellon no later than 10:00 a.m., Eastern time, on the next Business Day following the Transmittal Date; and (iii) all other procedures set forth in the Participant Agreement are properly followed. Deliveries of Fund Securities to redeeming investors generally will be made within three Business Days. Due to the schedule of holidays in certain countries, however, the delivery of in-kind redemption proceeds for International Funds may take longer than three Business Days after the day on which the redemption request is received in proper form. In such cases, the local market settlement procedures will not commence until the end of the local holiday periods. See below for a list of the local holidays in the foreign countries relevant to the International Funds. Such procedures may change from time to time without notice at the discretion of the Trust. Authorized Participants must have appropriate custodial or sub-custodial accounts in the applicable non-U.S. market(s) in which the Fund operates for delivery and receipt of non-U.S. securities and non-U.S. currency. Due to the schedule of holidays in certain countries, the delivery of redemption proceeds for certain Funds may take longer than three Business Days after the day on which the redemption request is received in proper form. In such cases, the local market settlement procedures will not commence until the end of the local holiday periods.

In connection with taking delivery of shares of Fund Securities upon redemption of shares of International Funds, a redeeming Beneficial Owner, or Authorized Participant action on behalf of such Beneficial Owner, must maintain appropriate security arrangements with a qualified broker-dealer, bank or other custody provider in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered.

To the extent contemplated by an Authorized Participant’s agreement, in the event the Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the Creation Unit Aggregation to be redeemed to the Funds’ Transfer Agent, the Transfer Agent will nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible. Such undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash having a value (marked-to-market daily) at least equal to 110%, which WisdomTree Asset Management may change from time to time, of the value of the missing shares.

The current procedures for collateralization of missing shares require, among other things, that any cash collateral shall be in the form of U.S. dollars in immediately available funds and shall be held by BNY Mellon and marked-to-market daily, and that the fees of BNY Mellon and any sub-custodians in respect of the delivery, maintenance and redelivery of the cash collateral shall be payable by the Authorized Participant. The Authorized Participant’s agreement will permit the Trust, on behalf of the affected Fund, to purchase the missing shares or acquire the Deposit Securities and the Cash Component underlying such shares at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such shares, Deposit Securities or Cash Component and the value of the collateral.

The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered upon redemption will be made by BNY Mellon according to the procedures set forth under Determination of NAV computed on the Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted to BNY Mellon by a DTC Participant not later than Closing Time on the Transmittal Date, and the requisite number of shares of the relevant Fund are delivered to BNY Mellon prior to the DTC cut-off-time, then the value of the Fund Securities and the Cash Redemption Amount to be delivered will be determined by BNY Mellon on such Transmittal Date. If, however, a redemption order is submitted to BNY Mellon by a DTC Participant not later than the Closing Time on the Transmittal Date but either (i) the requisite number of shares of the relevant Fund are not delivered by the DTC Cut-Off-Time on such Transmittal Date, or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered will be computed on the Business Day that such order is deemed received by the Trust on which the shares of the relevant Fund are delivered through DTC to BNY Mellon by the DTC Cut-Off-Time on such Business Day pursuant to a properly submitted redemption order.

The Fund may pay out the proceeds of redemptions of Creation Unit Aggregations solely in cash or through any combination of cash, money market securities or fixed income securities. In addition, an investor may request a redemption in cash that the Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its shares based on the NAV of shares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Fund Securities). A Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in NAV.

Redemptions of shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and each Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit Aggregation may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment.

Because the portfolio securities of an International Fund may trade on the relevant exchange(s) on days that the Listing Exchange for the International Fund is closed or that are otherwise not Business Days for such International Fund, stockholders may not be able to redeem their shares of such International Fund, or to purchase and sell shares of such International Fund on the Listing Exchange for the International Fund, on days when the NAV of such International Fund could be significantly affected by events in the relevant foreign markets.

Cash Redemptions. In the event that, in the sole discretion of the Trust, cash redemptions are permitted or required by the Trust, proceeds will be paid to the Authorized Participant redeeming shares on behalf of the redeeming investor as soon as practicable after the date of redemption.

In-Kind Redemptions. The ability of the Trust to effect in-kind creations and redemptions is subject, among other things, to the condition that, within the time period from the date of the order to the date of delivery of the securities, there are no days that are holidays in the applicable foreign market. For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle may be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Trust from delivering securities within the normal settlement period. The Funds will not suspend or postpone redemption beyond seven days, except as permitted under Section 22(e) of the 1940 Act. Section 22(e) provides that the right of redemption may be suspended or the date of payment postponed with respect to any Fund (1) for any period during which the New York Stock Exchange (NYSE) is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the NYSE is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the shares of the Fund’s portfolio securities or determination of its net asset value is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

REGULAR HOLIDAYS

Each Fund generally intends to effect deliveries of Creation Unit Aggregations and portfolio securities on a basis of T+3. Each Fund may effect deliveries of Creation Unit Aggregations and portfolio securities on a basis other than T+3 in order to accommodate local holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates, or under certain other circumstances. The ability of the Trust to effect in-kind creations and redemptions within three Business Days of receipt of an order in good form is subject, among other things, to the condition that, within the time period from the date of the order to the date of delivery of the securities, there are no days that are holidays in the applicable foreign market. For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle will be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Trust from delivering securities within the normal settlement period.

The securities delivery cycles currently practicable for transferring portfolio securities to redeeming investors, coupled with foreign market holiday schedules, will require a delivery process longer than seven calendar days for some Funds, in certain circumstances. The holidays applicable to each Fund during such periods are listed below, as are instances where more than seven days will be needed to deliver redemption proceeds. Although certain holidays may occur on different dates in subsequent years, the number of days required to deliver redemption proceeds in any given year is not expected to exceed the maximum number of days listed below for each Fund. The proclamation of new holidays, the treatment by market participants of certain days as “informal holidays” (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays, or changes in local securities delivery practices could affect the accuracy of information set forth herein.

Listed below are the dates in calendar year 2010 in which the regular holidays in non-U.S. markets may impact Fund settlement. This list is based on information available to the Funds. The list may not be accurate or complete and is subject to change:

Argentina	Australia	Austria	Belgium	Brazil	Chile
January 1	January 1	January 1	January 1	January 1	January 1
March 24	January 26	January 6	April 2	January 20	April 2
April 1	March 8	April 2	April 5	January 25	May 21
April 2	April 2	April 5	May 13	February 15, 16, 17	June 28
May 25	April 5	May 13	May 14	April 2	July 16
June 21	April 26	May 24	May 24	April 21	October 11
July 9	May 3	June 3	July 21	April 23	November 1
August 16	June 7	October 26	August 16	June 3	December 8
October 11, 27	June 14	November 1	November 1	July 9	December 31
December 8	August 2	December 8	November 11	September 7
December 24	September 27	December 24		October 12
	October 4	December 31		November 2
	November 2			November 15
	December 24, 27, 28, 31			December 24, 31

China	Denmark	The Czech Republic	Egypt	Finland	France
January 1	April 1	January 1	January 7	January 1	January 1
January 18	April 2	April 5	April 4	January 6	April 2
February 15-19	April 5	July 5	April 5	April 1-2	April 5
April 2	April 30	July 6	April 25	April 5	May 13
April 5	May 13-14	September 28	July 1	May 13	July 14
April 6	May 24	October 28	September 12	June 25	November 1
May 3	December 24	November 17	October 6	December 6	November 11
May 21	December 31	December 24	November 15	December 24
May 31			November 16	December 31
June 14, 15, 16			November 17
July 1			December 7
July 5
September 6
September 22, 23, 24
September 27-30
October 1, 4-7, 11
November 11
November 25
December 24, 27

Germany	Greece	Hong Kong	Hungary	India	Indonesia
January 1	January 1	January 1	January 1	January 26	January 1
January 6	January 6	February 15	March 15	February 12	February 26
April 2	February 15	February 16	April 5	March 1	March 16
April 5	March 25	April 2	May 24	March 16	April 2
May 13	April 2	April 5	August 20	March 24	May 13
May 24	April 5	April 6	November 1	April 1-2	May 28
June 3	May 24	May 21	December 24	April 14	August 17
November 1	October 28	June 16		May 27	September 8-10
December 24	December 24, 31	July 1		July 1	September 13
December 31		September 23		August 19	November 17
		October 1		September 10	December 7
		December 27		September 30	December 24, 31
November 5
November 17
December 17

Ireland	Israel	Italy	Japan	Malaysia	Mexico
January 1	February 28	January 1	January 1	January 1	January 1
March 17	March 29	January 6	January 11	February 1	February 1
April 2	March 30-31	April 2	February 11	February 15	March 15
April 5	April 1	April 5	March 22	February 16	April 1
May 3	April 4-5	June 2	April 29	February 26	April 2
May 31	April 19	November 1	May 3	May 28	September 16
August 30	April 20	December 8	May 4	August 31	November 2
October 25	May 18	December 24	May 5	September 10,16	November 15
December 27	May 19	December 31	July 19	November 5
December 28	July 20		September 20	November 17
	September 8		September 23	December 7
	September 9		October 11
	September 10		November 3
	September 17		November 23
	September 22-23		December 23
	September 27-30		December 31

The Netherlands	New Zealand	Peru	The Philippines	Portugal	Russia
January 1	January 1	January 1	January 1	January 1	January 1
April 2	January 4	April 1	April 1	February 16	January 4
April 5	January 25	April 2	April 2	April 1-2	January 5
April 30	February 1	June 29	April 9	April 5	January 6
May 5	April 2	July 28	June 14	June 3	January 7
May 13	April 5	July 29	August 23	June 10	January 8
May 24	June 7	August 30	August 30	October 5	February 22
	October 25	October 8	November 1	November 1	February 23
	December 27	November 1	November 29	December 1	March 8
	December 28	December 8	December 24	December 8	May 3
	December 31		December 31	December 24	May 10
	December 31			December 31	June 14
November 4

Singapore	South Africa	South Korea	Spain	Sweden	Switzerland
January 1	January 1	January 1	January 1	January 1	January 1
February 15	March 22	February 15	January 6	January 6	January 6
February 16	April 2	March 1	March 19	April 1-2, 5	April 2
April 2	April 5	May 5	April 1	April 30	April 5
May 28	April 27	May 21	April 2	May 12	April 19
August 9	June 16	June 2	April 5	June 25	May 13
September 10	August 9	September 21	June 3	November 5	May 24
November 5	September 24	September 22	October 12	December 24, 31	September 13, 24
November 17	December 16	September 23	November 1		December 31
	December 27	December 31	November 9
December 6
December 8

Taiwan	Thailand	Turkey	United Kingdom	Bahrain	Canada
January 1	January 1	January 1	January 1	January 3	January 1
February 11	March 1	April 23	February 15-16	February 25	February 15
February 12	April 6	May 19	April 2	September 9	April 2
February 15	April 13	August 30	April 5	November 16-18	May 24
February 16	April 14	September 8	May 3	December 7	July 1
February 17	April 15	September 9	May 31	December 15-16	August 2
February 18	May 3	September 10	August 30		September 6
February 19	May 5	October 28	December 27		October 11
April 5	May 28	October 29	December 28		November 11
June 16	July 1	November 15-19			December 27
September 22	July 26				December 28
August 12-13
October 25
December 6
December 10
December 31

Jordan	Kuwait	Lebanon	Mauritius	Morocco	Norway
February 25	January 2	January 1, 6	January 1	January 1, 11	January 1
May 25		February 9	February 1, 12	March 1	March 31
September 9		February 26	March 12, 16	July 30	April 1, 2, 5
September 12		April 2	September 10	August 20	May 13
November 16		September 10	November 2	September 10	May 17
November 17		November 16	November 5	November 18	May 24
November 18		November 17		December 7	December 24
December 7		November 22			December 31
December 7

The Netherlands	New Zealand	Peru	The Phillippines	Portugal	Russia
December 16

Oman	Poland	Qatar	U.A.E*
September 12	January 1	March 7	November 16-18
November 14-18	April 2	September 12	December 2, 7
December 7	April 5	November 17-18
May 3
June 3
November 1
November 11
December 24

*	Dubai Financial Markets only. Regular working days in Abu Dubai.

TAXES

The following discussion of certain U.S. federal income tax consequences of investing in the Funds is based on the Internal Revenue Code (the “Code”), U.S. Treasury regulations, and other applicable authority, all as in effect as of the date of the filing of this SAI. These authorities are subject to change by legislative or administrative action, possibly with retroactive effect. The following discussion is only a summary of some of the important U.S. federal income tax considerations generally applicable to investments in the Funds. There may be other tax considerations applicable to particular shareholders. Shareholders should consult their own tax advisors regarding their particular situation and the possible application of foreign, state, and local tax laws.

Qualification as a Regulated Investment Company. Each Fund intends to elect to be treated and qualify each year as a RIC under Subchapter M of the Code. In order to qualify for the special tax treatment accorded RICs and their shareholders, each Fund must, among other things:

(a) derive at least 90% of its gross income each year from (i) dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and (ii) net income derived from interests in “qualified publicly traded partnerships” (as defined below);

(b) diversify its holdings so that, at the end of each quarter of its taxable year, (i) at least 50% of the market value of a Fund’s total assets consists of cash and cash items, U.S. Government securities, securities of other RICs and other securities, with investments in such other securities limited with respect to any one issuer to an amount not greater than 5% of the value of a Fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of a Fund’s total assets is invested in (1) the securities (other than those of the U.S. Government or other RICs) of any one issuer or two or more issuers that are controlled by a Fund and that are engaged in the same, similar or related trades or businesses or (2) the securities of one or more qualified publicly traded partnerships; and

(c) distribute with respect to each taxable year at least 90% of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid – generally taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and net tax-exempt interest income.

In general, for purposes of the 90% of gross income requirement described in (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by a Fund. However, 100% of the net income derived from an interest in a “qualified publicly traded partnership” (generally, a partnership (i) interests in which are traded on an established securities market or are readily tradable on a secondary market or the substantial equivalent thereof, (ii) that derives at least 90% of its income from the passive income sources specified in Code section 7704(d), and (iii) that derives less than 90% of its income from the qualifying income described in (a)(i) of the prior paragraph) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to RICs, such rules do apply to a RIC with respect to items attributable to an interest in a qualified publicly traded partnership.

Taxation of the Funds. If a Fund qualifies as a RIC, that Fund will not be subject to federal income tax on income and gains that are distributed in a timely manner to its shareholders in the form of dividends.

If the Fund fails to satisfy the qualifying income in any taxable year, the Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. If these relief provisions are not available to the Fund for any year in which it fails to qualify as a RIC, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and its distributions (including capital gains distributions) generally will be taxable as ordinary income dividends to its shareholders, subject to the dividends received deduction for corporate shareholders and lower tax rates on qualified dividend income for individual shareholders. In addition, a Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a RIC that is accorded special tax treatment.

Each Fund intends to distribute at least annually to its shareholders substantially all of its investment company taxable income and its net capital gains. Investment company taxable income that is retained by a Fund will be subject to tax at regular corporate rates. If a Fund retains any net capital gain, that gain will be subject to tax at corporate rates, but the Fund may designate the retained amount as undistributed capital gains in a notice to its shareholders who (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their federal income tax liabilities, if any, and to claim refunds on a properly filed U.S. tax return to the extent the credit exceeds such liabilities. For federal income tax purposes, the tax basis of shares owned by a shareholder of that Fund will be increased by an amount equal to the difference between the amount of undistributed capital gains included in the shareholder’s gross income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence.

If a Fund fails to distribute in a calendar year an amount at least equal to the sum of 98.2% of its ordinary income for such year and 98% of its capital gain net income for the one-year period ending October 31 of such year, plus any retained amount from the prior year, the Fund will be subject to a nondeductible 4% excise tax on the undistributed amount. For these purposes, a Fund will be treated as having distributed any amount on which it has been subject to corporate income tax for the taxable year ending within the calendar year. A dividend paid to shareholders in January of a year generally is deemed to have been paid by a Fund on December 31 of the preceding year if the dividend was declared and payable to shareholders of record on a date in October, November, or December of that preceding year. Each Fund intends to declare and pay dividends and distributions in the amounts and at the times necessary to avoid the application of the 4% excise tax, although there can be no assurance that it will be able to do so.

Fund Distributions. Distributions are taxable whether shareholders receive them in cash or reinvest them in additional shares. Moreover, distributions on the Funds’ shares are generally subject to federal income tax as described herein to the extent they do not exceed the Funds’ realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares purchased at a time when a Fund’s NAV reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a Fund’s NAV also reflects unrealized losses.

Distributions by the Funds of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long a Fund owned the investments that generated those gains, rather than how long a shareholder has owned his or her Fund shares. Distributions of net capital gains from the sale of investments that the Funds owned for more than one year and that are properly designated by the Funds as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains. Distributions from capital gains are generally made after applying any available capital loss carryovers. Long-term capital gain rates applicable to individuals have been temporarily reduced – in general, to 15%, with lower rates applying to taxpayers in the 10% and 15% rate brackets – for taxable years beginning before January 1, 2013. Distributions of gains from the sale of investments that the Fund owned for one year or less will be taxable as ordinary income.

In determining its net capital gain for Capital Gain Dividend purposes, a RIC generally must treat any net capital loss or any net long-term capital loss incurred after October 31 as if it had been incurred in the succeeding year.

Treasury Regulations permit a RIC, in determining its taxable income, to elect to treat all or a part of any net capital loss, any net long-term capital loss or any foreign currency loss incurred after October 31 as if it had been incurred in the succeeding year.

For taxable years beginning before January 1, 2011, distributions of investment income designated by a Fund as derived from “qualified dividend income” will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Fund level. In order for some portion of the dividends received by a Fund shareholder to be “qualified dividend income,” the Fund making the distribution must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund’s shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date that is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before the ex-dividend date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation that is readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company.

In general, distributions of investment income designated by a Fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual, provided the shareholder meets the holding period and other requirements described above with respect to a Fund’s shares. If the aggregate qualified dividends received by a Fund during any taxable year are 95% or more of its gross income (excluding net long-term capital gain over net short-term capital loss), then 100% of a Fund’s dividends (other than dividends properly designated as Capital Gain Dividends) will be eligible to be treated as qualified dividend income.

Dividends of net investment income received by corporate shareholders of a Fund will qualify for the 70% dividends-received deduction generally available to corporations to the extent of the amount of qualifying dividends received by the Funds from domestic corporations for the taxable year. A dividend received by a Fund will not be treated as a qualifying dividend (1) if the stock on which the dividend is paid is considered to be “debt-financed” (generally, acquired with borrowed funds), (2) if it has been received with respect to any share of stock that the Fund has held for less than 46 days during the 91-day period beginning on the date that is 45 days before the date on which the share becomes ex-dividend with respect to such dividend (91 days during the 181-day period beginning 90 days before the ex-dividend date in the case of certain preferred stock) or (3) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Moreover, the dividends-received deduction may be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of a Fund or (2) by application of the Code.

To the extent that a Fund makes a distribution of income received by the Fund in lieu of dividends (a “substitute payment”) with respect to securities on loan pursuant to a securities lending transaction, such income will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends-received deduction for corporate shareholders.

If a Fund makes distributions to a shareholder in excess of the Fund’s current and accumulated earnings and profits in any taxable year, the excess distribution will be treated as a return of capital to the extent of the shareholder’s tax basis in its shares, and thereafter as capital gain. A return of capital is not taxable, but reduces a shareholder’s tax basis in its shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of its shares.

Sale or Exchange of Shares. A sale or exchange of shares in the Funds may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months. Otherwise, the gain or loss on the taxable disposition of shares will be treated as short-term capital gain or loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received (or deemed received) by the shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of shares will be disallowed if other substantially identical shares of a Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Backup Withholding. The Funds (or financial intermediaries, such as brokers, through which a shareholder holds Fund shares) generally are required to withhold and to remit to the U.S. Treasury a percentage of the taxable distributions and sale or redemption proceeds paid to any shareholder who fails to properly furnish a correct Taxpayer Identification Number, who has under-reported dividend or interest income, or who fails to certify that he, she or it is not subject to such withholding. The backup withholding tax rate is 28% for amounts paid through 2012. This rate will expire and the backup withholding rate will be 31% for amounts paid after December 31, 2012, unless Congress enacts legislation providing otherwise.

Federal Tax Treatment of Certain Fund Investments. Transactions of the Funds in options, futures contracts, hedging transactions, forward contracts, swap agreements, participation certificates, straddles and foreign currencies may be subject to various special and complex tax rules, including marked-to-market, constructive-sale, straddle, wash-sale and short-sale rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to a Fund, or defer a Fund’s ability to recognize losses. These rules may in turn affect the amount, timing or character of the income distributed to shareholders by a Fund.

However, with respect to certain distributions made to foreign shareholders in taxable years beginning before January 1, 2013, no withholding will be required and the distributions generally will not be subject to U.S. federal income tax if (i) the distributions are reported as “interest related dividends” or “short term capital gain dividends” in a written statement furnished to shareholders (ii) the distributions are derived from sources specified in the Code for such dividends and (iii) certain other requirements are satisfied. Depending on the circumstances, the Fund may make such designations with respect to all, some or none of its potentially eligible dividends or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. Moreover, in the case of shares held through an intermediary, the intermediary may withhold any such amounts even if the Fund makes a designation with respect to a payment.

Foreign Investments. Income received by a Fund from sources within foreign countries (including, for example, dividends or interest on stock or securities of non-U.S. issuers) may be subject to withholding and other taxes imposed by such countries. Tax treaties between such countries and the U.S. may reduce or eliminate such taxes. If as of the end of a Fund’s taxable year more than 50% of a

Fund’s assets consist of the securities of foreign corporations, that Fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portions of qualified taxes paid by that Fund during that taxable year to foreign countries in respect of foreign securities the Fund has held for at least the minimum period specified in the Code. In such a case, shareholders will include in gross income from foreign sources their pro rata shares of such taxes. A shareholder’s ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by a Fund may be subject to certain limitations imposed by the Code, which may result in the shareholder not getting a full credit or deduction for the amount of such taxes. Shareholders who do not itemize on their federal income tax returns may claim a credit, but not a deduction, for such foreign taxes.

Foreign Currency Transactions. Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues income or other receivable or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain other instruments, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. The gains and losses may increase or decrease the amount of a Fund’s investment company taxable income to be distributed to its shareholders as ordinary income.

Additional Tax Information Concerning REITs. Each Fund may invest in REITs. A Fund’s investments in REIT equity securities may at times result in a Fund’s receipt of cash in excess of the REIT’s earnings; if a Fund distributes these amounts, these distributions could constitute a return of capital to Fund shareholders for federal income tax purposes. Dividends received by a Fund from a REIT generally will not constitute qualified dividend income.

A Fund may invest in REITs that hold residual interests in real estate mortgage investment conduits (“REMICs”) or which are, or have certain wholly owned subsidiaries that are, “taxable mortgage pools” (“TMPs”). Under certain Treasury guidance, a portion of a Fund’s income from a REIT that is attributable to the REIT’s residual interest in a REMIC or equity interests in a TMP (referred to in the Code as an “excess inclusion”) will be subject to federal income tax in all events. This guidance provides that excess inclusion income of a RIC, such as a Fund, must generally be allocated to shareholders of the RIC in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or TMP interests directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on unrelated business income, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income (see “Taxes – Tax-Exempt Shareholders” below), and (iii) in the case of a foreign shareholder, will not qualify for any reduction in U.S. federal withholding tax. No Fund intends to invest a substantial portion of its assets in REITs which generate excess inclusion income.

Tax-Exempt Shareholders. Under current law, income of a RIC that would be treated as UBTI if earned directly by a tax-exempt entity generally will not be attributed as UBTI to a tax-exempt entity that is a shareholder in the RIC. Notwithstanding this “blocking” effect, a tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund if shares in that Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b). A tax-exempt shareholder may also recognize UBTI if a Fund recognizes excess inclusion income derived from direct or indirect investments in REMICs or TMPs.

In addition, special tax consequences apply to charitable remainder trusts (“CRTs”) that invest in RICs that invest directly or indirectly in residual interests in REMICs or TMPs. Under legislation enacted in December 2006, a CRT (as defined in Section 664 of the Code) that realizes any UBTI for a taxable year must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in October 2006, a CRT will not recognize UBTI as a result of investing in a Fund that recognizes “excess inclusion income.” Rather, if at any time during a taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in a Fund that recognizes “excess inclusion income,” then a Fund will be subject to a tax on that portion of its “excess inclusion income” for the taxable year that is allocable to such shareholders at the highest federal corporate income tax rate. The extent to which this IRS guidance remains applicable in light of the December 2006 legislation is unclear. To the extent permitted under the 1940 Act, each Fund may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by an amount of the tax that relates to that shareholder’s interest in a Fund. The Funds have not yet determined whether such an election will be made. CRTs are urged to consult their tax advisors concerning the consequences of investing in the Funds. The Funds do not intend to invest directly or indirectly in residual interests in REMICs.

Non-U.S. Shareholders. In general, dividends other than Capital Gain Dividends paid by a Fund to a shareholder that is not a “U.S. person” within the meaning of the Code (a “foreign person”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate).

Certain interest-related and short-term gain dividends may be exempt from the 30% withholding for taxable years beginning before January 1, 2010 (unless extended by legislation). Assuming certain certification requirements are complied with, a RIC generally is not required to withhold any amounts (i) with respect to distributions attributable to U.S.-source interest income that would be treated as “portfolio interest” and accordingly would not be subject to U.S. federal income tax if earned directly by an individual foreign person, and (ii) with respect to distributions of net short-term capital gains in excess of net long-term capital losses, in each case to the extent such distributions are properly designated by the RIC. Depending on the circumstances, the Funds may make such designations with respect to all, some or none of their potentially eligible dividends or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. Moreover, in the case of shares held through an intermediary, the intermediary may withhold any such amounts even if a Fund makes a designation with respect to a payment.

A beneficial holder of shares who is a foreign person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a U.S. income tax deduction for losses) realized on a sale of shares of a Fund or on Capital Gain Dividends unless (i) such gain or dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States or (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or the receipt of the Capital Gain Dividend and certain other conditions are met.

In order for a foreign investor to qualify for an exemption from backup withholding, the foreign investor must comply with special certification and filing requirements. Foreign investors in the Funds should consult their tax advisors in this regard. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the Internal Revenue Service.

A beneficial holder of shares who is a foreign person may be subject to state and local tax and to the U.S. federal estate tax in addition to the federal income tax consequences referred to above. If a shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by the shareholder in the United States.

For taxable years beginning after December 31, 2012, a U.S. withholding tax at a 30% rate will be imposed on dividends and proceeds of sales in respect of Fund shares received by Fund shareholders who own their shares through foreign accounts or foreign intermediaries if certain disclosure requirements related to U.S. accounts or ownership are not satisfied.

Creation and Redemption of Creation Units. An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the sum of the exchanger’s aggregate basis in the securities surrendered plus the amount of cash paid for such Creation Units. A person who redeems Creation Units will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of any securities received plus the amount of any cash received for such Creation Units. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Any capital gain or loss realized upon the creation of Creation Units will generally be treated as long-term capital gain or loss if the securities exchanged for such Creation Units have been held for more than one year.

Any capital gain or loss realized upon the redemption of Creation Units will generally be treated as long-term capital gain or loss if the shares comprising the Creation Units have been held for more than one year. Otherwise, such capital gains or losses will be treated as short-term capital gains or losses.

Persons purchasing or redeeming Creation Units should consult their own tax advisors with respect to the tax treatment of any creation or redemption transaction.

Section 351. The Trust on behalf of each Fund has the right to reject an order for a purchase of shares of the Trust if the purchaser (or group of purchasers) would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of a given Fund and if, pursuant to Section 351 of the Code, that Fund would have a basis in the securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination.

Tax Shelter Reporting Regulations. Under U.S. Treasury regulations, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance shareholders of a RIC are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

General Considerations. The federal income tax discussion set forth above is for general information only. Prospective investors should consult their tax advisors regarding the specific federal income tax consequences of purchasing, holding and disposing of shares of the Funds, as well as the effect of state, local and foreign tax law and any proposed tax law changes.

DETERMINATION OF NAV

The NAV of each Fund’s shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the NYSE, generally 4:00 p.m. New York time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

Stocks held by a Fund are valued at their market value when reliable market quotations are readily available. Certain short-term debt instruments which may be used to manage a Fund’s cash are valued on the basis of amortized cost. The values of any foreign securities held by a Fund are converted into U.S. dollars using an exchange rate deemed appropriate by the Fund.

In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, a Fund’s investments will be valued in accordance with the Fund’s pricing policy and procedures. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV calculation time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). Price movements in U.S. markets that are deemed to affect the value of foreign securities, or reflect changes to the value of such securities, also may cause securities to be “fair valued.”

When fair-value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fund shares are purchased or sold on a national securities exchange at market prices, which may be higher or lower than NAV. No secondary sales will be made to brokers or dealers at a concession by the Distributor or by a Fund. Purchases and sales of shares in the secondary market, which will not involve a Fund, will be subject to customary brokerage commissions and charges. Transactions in Fund shares will be priced at NAV only if you purchase or redeem shares directly from a Fund in Creation Units.

DIVIDENDS AND DISTRIBUTIONS

Each Fund intends to pay out dividends, if any, to investors quarterly, but in any event no less frequently than annually. Each Fund distributes its net realized capital gains, if any, to investors annually. The Funds may occasionally be required to make supplemental distributions at some other time during the year. Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom you purchased shares makes such option available. Your broker is responsible for distributing the income and capital gain distributions to you.

The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income.

FINANCIAL STATEMENTS

The audited financial statements, including the financial highlights appearing in the Trust’s Annual Report to Shareholders for the fiscal year ended March 31, 2011 and filed electronically with the SEC, are incorporated by reference and made part of this SAI. You may request a copy of the Trust’s Annual Report at no charge by calling 866-909-9473 or through the Trust’s website at www.wisdomtree.com.

MISCELLANEOUS INFORMATION

Counsel. Morgan, Lewis & Bockius LLP, 1111 Pennsylvania Avenue, NW, Washington DC 20004 is counsel to the Trust.

Independent Registered Public Accounting Firm.                     , with offices located at                                     , serves as the independent registered public accounting firm to the Trust.

Part C: Other Information

Item 28.	Exhibits

(a)(1)	Trust Instrument of WisdomTree Trust (the “Trust” or the “Registrant”) dated December 15, 2005 is incorporated herein by reference to exhibit (a) of Registrant’s Initial Registration Statement on Form N-1A filed on March 13, 2006.

(a)(2)	Schedule A to the Trust Instrument is incorporated herein by reference to exhibit (a)(3) of the Registrant’s Post-Effective Amendment No. 15 filed on April 30, 2008.

(a)(3)	Certificate of Trust as filed with the State of Delaware on December 15, 2005 is incorporated herein by reference to exhibit (a)(2) of Registrant’s Initial Registration Statement on Form N-1A filed on March 13, 2006.

(b)	By-Laws of the Registrant are incorporated herein by reference to exhibit (b) of Registrant’s Initial Registration Statement on Form N-1A filed on March 13, 2006.

(c)	Portions of the Trust Instrument and By-Laws of the Registrant defining the rights of holders of shares of the Registrant (Reference is made to Article II Sections 2, 3 and 8, and Articles III, IV, V, VI, VII, VIII, IX and X of the Registrant’s Trust Instrument filed as Exhibit (a)(1) to Registrant’s Initial Registration Statement on Form N-1A filed on March 13, 2006; and to Articles I, V, and VI of the Registrant’s By-Laws, filed as Exhibit (b) to Registrant’s Initial Registration Statement on Form N-1A filed on March 13, 2006).

(d)(1)	Investment Advisory Agreement dated March 21, 2006 between the Registrant and WisdomTree Asset Management, Inc., is incorporated herein by reference to exhibit (d)(1) of Registrant’s Post-Effective Amendment No. 2 filed on September 29, 2006.

(d)(2)	Schedule A, as revised January 24, 2011 to the Investment Advisory Agreement dated March 21, 2006 between the Registrant and WisdomTree Asset Management, Inc. is incorporated herein by reference to exhibit (d)(2) of Registrant’s Post-Effective Amendment No. 41 filed on January 24, 2011.

(d)(3)	Investment Advisory Agreement dated December 3, 2007 between the Registrant, on behalf of the WisdomTree India Earnings Fund, and WisdomTree Asset Management, Inc. is incorporated herein by reference to exhibit (d)(5) of Registrant’s Post-Effective Amendment No. 10 filed on January 2, 2008.

(d)(4)	Investment Advisory Agreement dated February 14, 2008 between WisdomTree Asset Management, Inc. and WisdomTree India Investment Portfolio, Inc. is incorporated herein by reference to exhibit (d)(7) of Registrant’s Post-Effective Amendment No. 14 filed on April 4, 2008.

(d)(5)	Investment Advisory Agreement dated June 25, 2008 between the Registrant, on behalf of the WisdomTree Middle East Dividend Fund, and WisdomTree Asset Management, Inc. is incorporated herein by reference to exhibit (d)(3) of Registrant’s Post-Effective Amendment No. 16 filed on June 27, 2008.

(d)(6)	Investment Advisory Agreement dated December 16, 2009 between the Registrant, on behalf of the WisdomTree International Hedged Equity Fund, and WisdomTree Asset Management, Inc. is incorporated herein by reference to exhibit (d)(6) of Registrant’s Post-Effective Amendment No. 40 filed on December 28, 2010.

(d)(7)	Amended and Restated Sub-Advisory Agreement dated September 1, 2007 between WisdomTree Asset Management, Inc. and BNY Investment Advisors, on behalf of all series except the WisdomTree Currency Funds, is incorporated herein by reference to exhibit (d)(3) of Registrant’s Post-Effective Amendment No. 10 filed on January 2, 2008.

(d)(8)	Appendix A dated June 10, 2008 to the Amended and Restated Sub-Advisory Agreement dated September 1, 2007 between WisdomTree Asset Management, Inc. and BNY Investment Advisors, on behalf of all series except the WisdomTree Currency Funds, is incorporated herein by reference to exhibit (d)(7) of Registrant’s Post-Effective Amendment No. 16 filed on June 27, 2008.

(d)(9)	Sub-Advisory Agreement dated March 25, 2008 between WisdomTree Asset Management, Inc., on behalf of the WisdomTree Currency Funds, and Mellon Capital Management Corporation and The Dreyfus Corporation is incorporated herein by reference to exhibit (d)(6) of Registrant’s Post-Effective Amendment No. 14 filed on April 4, 2008.

(d)(10)	Revised Appendix A dated June 22, 2010 to the Sub-Advisory Agreement dated March 25, 2008 between WisdomTree Asset Management, Inc., on behalf of the WisdomTree Currency Funds, and Mellon Capital Management Corporation and The Dreyfus Corporation is incorporated herein by reference to exhibit (d)(11) of Registrant’s Post-Effective Amendment No. 37 filed on October 8, 2010.

(d)(11)	Sub-Advisory Agreement dated February 19, 2008 between WisdomTree Asset Management, Inc., on behalf of the WisdomTree India Investment Portfolio, Inc., and BNY Investment Advisors is incorporated herein by reference to exhibit (d)(8) of Registrant’s Post-Effective Amendment No. 14 filed on April 4, 2008.

(d)(12)	Amended and Restated Sub-Advisory Agreement dated December 2, 2008 between WisdomTree Asset Management, Inc., on behalf of the WisdomTree International Hedged Equity Fund, and Mellon Capital Corporation to be filed by amendment.

(d)(13)	Amended Appendix A and Appendix B-1 dated December 21, 2009 to the Amended and Restated Sub-Advisory Agreement dated December 2, 2008 between WisdomTree Asset Management, Inc., on behalf of the WisdomTree International Hedged Equity Fund, and Mellon Capital Management Corporation is incorporated herein by reference to exhibit (d)(11) of Registrant’s Post-Effective Amendment No. 29 filed on December 22, 2009.

(d)(14)	Sub-Advisory Agreement between WisdomTree Asset Management, Inc., on behalf of the WisdomTree Asia Bond Fund, and Mellon Capital Management Corporation to be filed by amendment.

(d)(15)	Sub-Advisory Agreement between WisdomTree Asset Management, Inc., on behalf of the WisdomTree Latin America Bond Fund and WisdomTree EMEA Bond Fund, and [Sub-Adviser] to be filed by amendment.

(d)(16)	Sub-Advisory Agreement between WisdomTree Asset Management, Inc., on behalf of the WisdomTree Global Real Return Fund, and Mellon Capital Management Corporation to be filed by amendment.

(e)(1)	Distribution Agreement dated March 21, 2006 between the Registrant and ALPS Distributors, Inc. is incorporated herein by reference to exhibit (e)(1) of Registrant’s Post-Effective Amendment No. 2 filed on September 29, 2006.

(e)(2)	Exhibit A, amended as of November 26, 2010, to the Distribution Agreement dated March 21, 2006 between the Registrant and ALPS Distributors, Inc. is incorporated herein by reference to exhibit (e)(2) of Registrant’s Post-Effective Amendment No. 40 filed on December 28, 2010.

(e)(3)	Form of Authorized Participant Agreement is incorporated herein by reference to exhibit (e)(2) of Registrant’s Initial Registration Statement on Form N-1A filed on March 13, 2006.

(f)	Not applicable.

(g)(1)	Custody Agreement dated May 24, 2006 between the Registrant and The Bank of New York is incorporated herein by reference to exhibit (g)(1) of Registrant’s Post-Effective Amendment No. 2 filed on September 29, 2006.

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(g)(2)	Schedule II, as revised June 25, 2008, to the Custody Agreement dated May 24, 2006 between the Registrant and The Bank of New York is incorporated herein by reference to exhibit (g)(2) of Registrant’s Post-Effective Amendment No. 16 filed on June 27, 2008.

(g)(3)	Foreign Custody Manager Agreement dated May 24, 2006 between the Registrant and The Bank of New York is incorporated herein by reference to exhibit (g)(2) of Registrant’s Post-Effective Amendment No. 2 filed on September 29, 2006.

(g)(4)	Schedule A, as revised June 25, 2008, to the Foreign Custody Manager Agreement dated May 24, 2006 between the Registrant and The Bank of New York is incorporated herein by reference to exhibit (g)(4) of Registrant’s Post-Effective Amendment No. 16 filed on June 27, 2008.

(g)(5)	Custody Agreement dated February 18, 2008 between WisdomTree India Investment Portfolio, Inc. and the Bank of New York is incorporated herein by reference to exhibit (g)(5) of Registrant’s Post-Effective Amendment No. 14 filed on April 4, 2008.

(h)(1)	Fund Administration and Accounting Agreement dated May 24, 2006 between the Registrant and The Bank of New York is incorporated herein by reference to exhibit (h)(1) of Registrant’s Post-Effective Amendment No. 2 filed on September 29, 2006.

(h)(2)	Schedule A, as revised June 25, 2008, to the Fund Administration and Accounting Agreement dated May 24, 2006 between the Registrant and The Bank of New York is incorporated herein by reference to exhibit (h)(2) of Registrant’s Post-Effective Amendment No. 16 filed on June 27, 2008.

(h)(3)	Transfer Agency and Service Agreement dated May 24, 2006 between the Registrant and The Bank of New York is incorporated herein by reference to exhibit (h)(2) of Registrant’s Post-Effective Amendment No. 2 filed on September 29, 2006.

(h)(4)	Schedule A, as revised June 25, 2008, to the Transfer Agency and Service Agreement dated May 24, 2006 between the Registrant and The Bank of New York is incorporated herein by reference to exhibit (h)(4) of Registrant’s Post-Effective Amendment No. 16 filed on June 27, 2008.

(h)(5)	License Agreement dated March 21, 2006 between the Registrant and WisdomTree Investments, Inc. is incorporated herein by reference to exhibit (h)(3) of Registrant’s Post-Effective Amendment No. 2 filed on September 29, 2006.

(h)(6)	Exhibit A, as revised June 25, 2008, to the License Agreement dated March 21, 2006 between the Registrant and WisdomTree Investments, Inc. is incorporated herein by reference to exhibit (h)(6) of Registrant’s Post-Effective Amendment No. 16 filed on June 27, 2008.

(h)(7)	Form of Securities Loan Agreement between the Registrant and The Bank of New York Mellon is incorporated herein by reference to exhibit (h)(8) of Registrant’s Post-Effective Amendment No. 20 filed on December 24, 2008.

(h)(8)	Chief Compliance Officer Services Agreement dated April 26, 2006 between the Registrant and ALPS Funds Services, Inc. is incorporated herein by reference to exhibit (h)(6) of Registrant’s Post-Effective Amendment No. 2 filed on September 29, 2006.

(h)(9)	Exhibit C, as revised January 5, 2009, to the Chief Compliance Officer Services Agreement dated April 26, 2006 between the Registrant and ALPS Funds Services, Inc. is incorporated herein by reference to exhibit (h)(9) of Registrant’s Post-Effective Amendment No. 21 filed on March 16, 2009.

(h)(10)	Chief Compliance Officer Services Agreement dated October 1, 2009 between the Registrant and WisdomTree Asset Management, Inc. is incorporated herein by reference to exhibit (h)(10) of Registrant’s Post-Effective

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Amendment No. 27 filed on October 15, 2009.

(h)(11)	Amended and Restated Services Agreement dated September 17, 2007 between the Registrant and WisdomTree Asset Management, Inc. is incorporated herein by reference to exhibit (h)(14) of Registrant’s Post-Effective Amendment No. 18 filed on July 29, 2008.

(h)(12)	Index Methodology (Dividend Funds) is incorporated herein by reference to exhibit (h)(8) of Registrant’s Post-Effective Amendment No. 2 filed on September 29, 2006.

(h)(13)	Index Methodology (Earnings Funds) is incorporated herein by reference to exhibit (h)(12) of Registrant’s Post-Effective Amendment No. 4 filed on February 15, 2007.

(h)(14)	Index Methodology (Growth Funds) is incorporated herein by reference to exhibit (h)(14) of Registrant’s Post-Effective Amendment No. 20 filed on December 24, 2008.

(h)(15)	Index Methodology (DEFA Hedged Funds) is incorporated herein by reference to exhibit (h)(15) of Registrant’s Post-Effective Amendment No. 40 filed on December 28, 2010.

(i)	Opinion of counsel, Morgan, Lewis & Bockius LLP, to be filed by amendment.

(j)	Consent of independent registered public accountants, Ernst & Young, LLP, to be filed by amendment.

(k)	Not applicable.

(l)	Form of Letter of Representations between the Registrant and The Depository Trust Company is incorporated herein by reference to exhibit (l) of Registrant’s Pre-Effective Amendment No. 2 filed on June 9, 2006.

(m)	None.

(n)	Not applicable.

(p)(1)	Code of Ethics of the Registrant is incorporated herein by reference to exhibit (p)(1) of Registrant’s Post-Effective Amendment No. 27 filed on October 15, 2009.

(p)(2)	Code of Ethics of BNY Mellon is incorporated herein by reference to exhibit (p)(2) of Registrant’s Post-Effective Amendment No. 14 filed on April 4, 2008.

(p)(3)	Code of Ethics of ALPS Distributors, Inc. is incorporated herein by reference to exhibit (p)(3) of Registrant’s Post-Effective Amendment No. 36 filed on July 29, 2010.

(p)(4)	Code of Ethics of Dreyfus Corporation is incorporated herein by reference to exhibit (p)(2) of the Registrant’s Post-Effective Amendment No. 14 filed on April 4, 2008.

(q)(1)	Power of Attorney for Gregory Barton, Toni Massaro, Jonathan Steinberg and Victor Ugolyn is incorporated herein by reference to exhibit (q) of Registrant’s Post-Effective Amendment No. 7 filed on October 19, 2007.

(q)(2)	Power of Attorney for Amit Muni is incorporated herein by reference to exhibit (q)(2) of Registrant’s Post-Effective Amendment No. 16 filed on June 27, 2008.

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Item 29.	Persons Controlled by or Under Common Control with the Registrant

Not applicable.

Item 30.	Indemnification

Reference is made to Article IX of the Registrant’s Trust Instrument included as Exhibit (a)(1) to this Registration Statement with respect to the indemnification of the Registrant’s trustees and officers, which is set forth below:

Section	1. LIMITATION OF LIABILITY.

All Persons contracting with or having any claim against the Trust or a particular Series shall look only to the assets of the Trust or Assets belonging to such Series, respectively, for payment under such contract or claim; and neither the Trustees nor any of the Trust’s officers, employees, or agents, whether past, present, or future, shall be personally liable therefor. Every written instrument or obligation on behalf of the Trust or any Series shall contain a statement to the foregoing effect, but the absence of such statement shall not operate to make any Trustee or officer of the Trust liable thereunder. Provided they have exercised reasonable care and have acted under the reasonable belief that their actions are in the best interest of the Trust, the Trustees and officers of the Trust shall not be responsible or liable for any act or omission or for neglect or wrongdoing of them or any officer, agent, employee, Investment Adviser, or independent contractor of the Trust, but nothing contained in this Trust Instrument or in the Delaware Act shall protect any Trustee or officer of the Trust against liability to the Trust or to Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

Section 2. INDEMNIFICATION.

(a)	Subject to the exceptions and limitations contained in subsection (b) below:

(i)	every Person who is, or has been, a Trustee or an officer, employee, or agent of the Trust (“Covered Person”) shall be indemnified by the Trust or the appropriate Series (out of Assets belonging to that Series) to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit, or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Covered Person and against amounts paid or incurred by him in the settlement thereof; provided that the transfer agent of the Trust or any Series shall not be considered an agent for these purposes unless expressly deemed to be such by the Trustees in a resolution referring to this Article.

(ii)	as used herein, the words “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions, suits, or proceedings (civil, criminal, or other, including appeals), actual or threatened, and the words “liability” and “expenses” shall include attorneys fees, costs, judgments, amounts paid in settlement, fines, penalties, and other liabilities.

(b)	No indemnification shall be provided hereunder to a Covered Person:

(i)	who has been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

(ii)	in the event of a settlement, unless there has been a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office (A) by the court or other body approving the settlement, (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based on a review of readily available facts (as opposed to a full trial-type inquiry), or (C) by written opinion of independent legal counsel based on a review of readily available facts (as opposed to a full trial-type inquiry).

(c)	The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, and shall inure to the benefit of the heirs, executors, and administrators of a Covered Person.

(d)

To the maximum extent permitted by applicable law, expenses in connection with the preparation and presentation of a defense to any claim, action, suit, or proceeding of the character described in subsection (a) of this Section shall be paid by the Trust or applicable Series from time to time prior to final disposition thereof on receipt of an

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undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or applicable Series if it is ultimately determined that he is not entitled to indemnification under this Section, provided that either (i) such Covered Person has provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments, or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, has determined, based on a review of readily available facts (as opposed to a full trial-type inquiry) that there is reason to believe that such Covered Person will not be disqualified from indemnification under this Section.

(e)	Any repeal or modification of this Article IX by the Shareholders, or adoption or modification of any other provision of this Trust Instrument or the By-laws inconsistent with this Article, shall be prospective only, to the extent that such repeal, modification, or adoption would, if applied retrospectively, adversely affect any limitation on the liability of any Covered Person or indemnification available to any Covered Person with respect to any act or omission that occurred prior to such repeal, modification, or adoption.

Reference is made to Article VI of the Registrant’s By-Laws included as Exhibit (b) to this Registration Statement with respect to the indemnification of the Registrant’s trustees and officers, which is set forth below:

Section 6.2. Limitation of Liability.

The Declaration refers to the Trustees as Trustees, but not as individuals or personally; and no Trustee, officer, employee or agent of the Trust shall be held to any personal liability, nor shall resort be had to their private property for the satisfaction of any obligation or claim or otherwise in connection with the affairs of the Trust; provided, that nothing contained in the Declaration or the By-Laws shall protect any Trustee or officer of the Trust from any liability to the Trust or its Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be provided to trustees, officers and controlling persons of the Trust, pursuant to the foregoing provisions or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933, as amended, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a trustee, officer or controlling person of the Trust in connection with the successful defense of any action, suit or proceeding or payment pursuant to any insurance policy) is asserted against the Trust by such trustee, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.	Business and Other Connections of the Investment Adviser

WisdomTree Asset Management, Inc. (“WTAM”), 380 Madison Avenue, 21st Floor, New York, NY 10017, a wholly-owned subsidiary of WisdomTree Investments, Inc., is a registered investment adviser and serves as investment adviser for each series of the Trust. The description of WTAM under the caption of “Management-Investment Adviser” in the Prospectus and under the caption “Management of the Trust” in the Statement of Additional Information constituting Parts A and B, respectively, of this Registration Statement are incorporated herein by reference.

Each of the directors and officers of WTAM will also have substantial responsibilities as directors and/or officers of WisdomTree Investments, Inc., 380 Madison Avenue, 21st Floor, New York, NY 10017. To the knowledge of the Registrant, except as set forth below, none of the directors or executive officers of WTAM is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

Name	Position with WisdomTree Asset Management, Inc.	Principal Business(es) During the Last Two Fiscal Years
Jonathan Steinberg	President, (Principal Executive Officer) and Trustee	Chief Executive Officer of WisdomTree Investments Inc. and Director of WisdomTree Investments, Inc. since 1989; President of the WisdomTree Funds since 2005

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Name	Position with WisdomTree Asset Management, Inc.	Principal Business(es) During the Last Two Fiscal Years
Amit Muni	Chief Financial Officer	Chief Financial Officer and Assistant Secretary of WisdomTree Investments, Inc. since 2008; International Securities Exchange Holdings, Inc. (ISE), Controller and Chief Accounting Officer, 2003 to 2008; Instinet Group, Inc., Vice President Finance, 2000 to 2003.

Richard Morris	General Counsel, Chief Legal Officer	Secretary and Chief Legal Officer of the WisdomTree Trust since 2005; General Counsel of WisdomTree Asset Management, Inc. since 2009; Deputy General Counsel of WisdomTree Investments, Inc. since 2005; Senior Counsel at Barclays Global Investors, N.A. from 2002 to 2005; Counsel at Barclays Global Investors, N.A. from 2000 to 2001.

WTAM, with the approval of the Trust’s Board of Trustees, selects the sub-adviser for each of the Trust’s series, as applicable. The Dreyfus Corporation serves as sub-adviser for the Trust’s “Currency Funds.” Mellon Capital Management Corporation serves as sub-adviser for each other series of the Trust.

To the Knowledge of the Registrant, except as set forth below, none of the directors or executive officers of the sub-advisers is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

Name	Position with Sub-Advisers	Principal Business(es) During the Last Two Fiscal Years
Karen Q. Wong	Managing Director, Equity Index Strategies, West Coast	Head of Passive Equity Fund Management

Richard A. Brown	Director, Equity Portfolio Management	Head of Passive Equity Fund Management

Thomas J. Durante	Director, Senior Portfolio Manager	Head of Index Portfolio Management

David C. Kwan	Managing Director, Fixed Income	Head of Fixed Income Management

Lisa Mears O’Connor	Managing Director, Fixed Income	Head of Fixed Income Management

Zandra Zelaya	Director, Fixed Income	Head of Currency Fixed Income Management

Item	32. Principal Underwriters

(a)

ALPS Distributors, Inc. acts as the distributor for the Registrant and the following investment companies: ALPS ETF Trust, ALPS Variable Insurance Trust, Ameristock Mutual Fund, Inc., AQR Funds, BBH Funds Trust, BLDRS Index Funds Trust, Caldwell & Orkin Funds, Inc., Campbell Multi-Strategy Trust, Cook & Bynum Funds Trust, CornerCap Group of Funds, CRM Mutual Fund Trust, Cullen Funds, SPDR Dow Jones Industrial Average ETF Trust, EGA Global Shares Trust , Financial Investors Trust, Financial Investors Variable Insurance Trust, Firsthand Funds, Forward Funds, Grail Advisors ETF Trust, Heartland Group, Inc.,

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Henssler Funds, Inc., Holland Balanced Fund, IndexIQ Trust, Index IQ ETF Trust, Laudus Trust, Laudus Institutional Trust, Milestone Funds, MTB Group of Funds, Oak Associates Funds, Pax World Series Trust I, Pax World Funds Trust II, PowerShares QQQ 100 Trust Series 1, RiverNorth Funds, SPDR S&P 500 ETF Trust, SPDR S&P MidCap 400 ETF Trust, Select Sector SPDR Trust, Stonebridge Funds, Inc., Stone Harbor Investment Funds, Transparent Value Trust, TDX Independence Funds, Inc., Wasatch Funds, WesMark Funds, Westcore Trust, and Williams Capital Liquid Assets Fund.

(b)	To the best of Registrant’s knowledge, the directors and executive officers of ALPS Distributors, Inc., are as follows:

Name*	Position with Underwriter	Positions with Fund
Edmund J. Burke	Director	None

Spencer Hoffman	Director	None

Thomas A. Carter	President, Director	None

Jeremy O. May	Executive Vice President, Director	None

John C. Donaldson	Executive Vice President, Chief Financial Officer	None

Diana M. Adams	Senior Vice President, Controller, Treasurer	None

Kevin J. Ireland	Senior Vice President, Director of Institutional Sales	None

Mark R. Kiniry	Senior Vice President, National Sales Director-Investments	None

Bradley J. Swenson	Senior Vice President, Chief Compliance Officer	None

Robert J. Szydlowski	Senior Vice President, Chief Technology Officer	None

Tané T. Tyler	Senior Vice President, Secretary, General Counsel	None

Erin Douglas	Vice President, Senior Associate Counsel	None

JoEllen Legg	Vice President, Associate Counsel	None

Paul F. Leone	Vice President, Assistant General Counsel	None

David T. Buhler	Vice President, Associate Counsel	None

Steven Price	Vice President, Deputy Chief Compliance Officer	None

James Stegall	Vice President, Institutional Sales Manager	None

*	The principal business address for each of the above directors and executive officers is 1290 Broadway, Suite 1100, Denver, Colorado 80203.

(c)	Not applicable.

Item 33.	Location of Accounts and Records

(a)	The Registrant maintains accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder (collectively, “Records”) at its offices at 380 Madison Avenue, 21st Floor, New York, NY 10017.

(b)	WTAM maintains all Records relating to its services as investment adviser to the Registrant at 380 Madison Avenue, 21st Floor, New York, NY 10017.

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(c)	The sub-advisers maintain all Records relating to their services as sub-advisers to the Funds included in this Registration Statement, at One Mellon Center, Pittsburgh, PA, 15258 and 50 Fremont St., Suite 3900, San Francisco, CA 94105.

(d)	ALPS Distributors, Inc. maintains all Records relating to its services as Distributor of the Registrant at 1290 Broadway, Suite 1100, Denver, Colorado 80203.

(e)	The Bank of New York Mellon maintains all Records relating to its services as administrator, transfer agent and custodian of the Registrant at One Wall Street, New York, New York 10286.

Item 34.	Management Services

Not applicable.

Item	35. Undertakings

Not applicable.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, State of New York, on the 26th day of May, 2011.

WISDOMTREE TRUST (Registrant)

By:	/s/ Jonathan Steinberg
Jonathan Steinberg President (Principal Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.

Signatures	Title	Date

/s/ Jonathan Steinberg Jonathan Steinberg	President (Principal Executive Officer) and Trustee	May 26, 2011

/s/ Amit Muni* Amit Muni	Treasurer (Principal Financial and Accounting Officer) and Assistant Secretary	May 26, 2011

/s/ Gregory Barton* Gregory Barton	Trustee	May 26, 2011

/s/ Toni Massaro* Toni Massaro	Trustee	May 26, 2011

/s/ Victor Ugolyn* Victor Ugolyn	Trustee	May 26, 2011

*By:	/s/ Jonathan Steinberg
Jonathan Steinberg
(Attorney-in-Fact)

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